UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(513) 520-5925

Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2024

Date of reporting period: August 31, 2024

Item 1. Reports to Stockholders.

(a)

Performance Trust Total Return Bond Fund
Institutional Class | PTIAX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Performance Trust Total Return Bond Fund (the “Fund”) for the period of  September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095. This report describes changes to the Fund that occured during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$80	0.76%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
POSITIONING
U.S. Treasury rates fell across the yield curve, falling most in the 1- to 5-year part of the curve. Credit spreads tightened across most fixed income sectors.
The Fund began implementing a barbell strategy in 2022, when the yield curve first inverted. The Fund continued this strategy during the fiscal year targeting the short-end of the curve (securities less than 5-years) and the long-end of the curve (particularly the 20-year part of the curve).
As credit spreads narrowed to historically tight levels and as rates fell during the fiscal year, the Fund began to shift its credit risk to the short-end of the yield curve in best efforts to mitigate risk of spreads widening.
During the fiscal year, the Fund primarily reduced positions in Commercial Mortgage-Backed Securities (CMBS), Investment Grade Corporates, and Non-Agency Residential Mortgage-Backed Securities (Non-Agency RMBS). The Fund primarily increased its positioning in U.S. Treasuries and Asset Backed Securities (ABS).

Top Contributors
↑	Collateralized Loan Obligations (CLOs), CMBS, Investment-Grade Corporates, High-Yield Corporates, Non-Agency RMBS, Taxable Municipals, Tax-Exempt Municipals

Top Detractors
↓	Long U.S. Treasuries, Short U.S. Treasuries, ABS
PERFORMANCE
The Fund posted positive returns for the fiscal year ended 8/31/2024. Outperformance relative to the benchmark (Bloomberg U.S. Aggregate Bond Index) can be generally attributed to yield curve positioning, sector allocation, and security selection. Exposure to sectors experiencing meaningful spread tightening was the largest driver of outperformance over the fiscal year, led by CMBS, High-Yield Corporates, Investment-Grade Corporates, and CLOs.
Our Investment-Grade Corporates outperformed the corporate exposure in the benchmark, highlighting successful security selection and yield curve positioning during the fiscal year. Our exposure to securitized assets (especially CMBS and CLOs), Municipal bonds, and High-Yield Corporates drove outperformance of the benchmark as well, illustrating the benefit of sector allocation beyond the traditional sectors that dominate the benchmark.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Performance Trust Total Return Bond Fund	PAGE 1	TSR-AR-89833W394

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	9.45	0.99	3.12
Bloomberg U.S. Aggregate Bond Index	7.30	-0.04	1.64
Visit https://ptam.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$8,052,332,259
Number of Holdings	1,566
Net Advisory Fee	$39,787,564
Portfolio Turnover	34%
Average Credit Quality	AA-
Effective Duration	6.65 years
30-Day SEC Yield	5.94%
30-Day SEC Yield Unsubsidized	5.91%
Weighted Average Life	12.04 years
Distribution Yield	4.30%
Performance Trust Total Return Bond Fund	PAGE 2	TSR-AR-89833W394

WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2024)

Top 10 Issuers
United States Treasury Notes/Bonds	11.1%
Freddie Mac Multifamily Structured Pass Through Certificates	4.2%
Santander Drive Auto Receivables Trust	2.7%
United States Treasury Strip Principal	2.6%
Westlake Automobile Receivables Trust	2.3%
United States Treasury Bill	2.2%
Wells Fargo Commercial Mortgage Trust	2.1%
Benchmark Mortgage Trust	2.0%
Bank Securitization Trust	2.0%
GLS Auto Receivables Trust	1.9%

Top Sectors
Mortgage Securities	24.2%
US Municipal	22.0%
Asset Backed Securities	19.3%
Government	13.7%
Financials*	6.2%
Consumer Discretionary*	4.2%
Health Care*	2.2%
Industrials*	1.2%
Technology*	0.8%
Cash & Other	6.2%

Credit Breakdown**
AAA	39.7%
AA	24.4%
A	13.9%
BBB	10.4%
BB	5.4%
B	0.7%
CCC	1.1%
CC	0.0%
C	0.6%
D	0.1%
Not Rated	3.7%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.
This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Mark Peiler, CFA and Lars Anderson, CFA were added as portfolio managers in December 2023.
Fund Name Change:
The Performance Trust Strategic Bond Fund became Performance Trust Total Return Bond Fund, effective 12/29/23.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://ptam.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-877-738-9095, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Performance Trust Total Return Bond Fund	PAGE 3	TSR-AR-89833W394

Performance Trust Total Return Bond Fund
Class A | PTAOX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Performance Trust Total Return Bond Fund (the “Fund”) for the period of  September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095. This report describes changes to the Fund that occured during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	1.01%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
POSITIONING
U.S. Treasury rates fell across the yield curve, falling most in the 1- to 5-year part of the curve. Credit spreads tightened across most fixed income sectors.
The Fund began implementing a barbell strategy in 2022, when the yield curve first inverted. The Fund continued this strategy during the fiscal year targeting the short-end of the curve (securities less than 5-years) and the long-end of the curve (particularly the 20-year part of the curve).
As credit spreads narrowed to historically tight levels and as rates fell during the fiscal year, the Fund began to shift its credit risk to the short-end of the yield curve in best efforts to mitigate risk of spreads widening.
During the fiscal year, the Fund primarily reduced positions in Commercial Mortgage-Backed Securities (CMBS), Investment Grade Corporates, and Non-Agency Residential Mortgage-Backed Securities (Non-Agency RMBS). The Fund primarily increased its positioning in U.S. Treasuries and Asset Backed Securities (ABS).

Top Contributors
↑	Collateralized Loan Obligations (CLOs), CMBS, Investment-Grade Corporates, High-Yield Corporates, Non-Agency RMBS, Taxable Municipals, Tax-Exempt Municipals

Top Detractors
↓	Long U.S. Treasuries, Short U.S. Treasuries, ABS
PERFORMANCE
The Fund posted positive returns for the fiscal year ended 8/31/2024. Outperformance relative to the benchmark (Bloomberg U.S. Aggregate Bond Index) can be generally attributed to yield curve positioning, sector allocation, and security selection. Exposure to sectors experiencing meaningful spread tightening was the largest driver of outperformance over the fiscal year, led by CMBS, High-Yield Corporates, Investment-Grade Corporates, and CLOs.
Our Investment-Grade Corporates outperformed the corporate exposure in the benchmark, highlighting successful security selection and yield curve positioning during the fiscal year. Our exposure to securitized assets (especially CMBS and CLOs), Municipal bonds, and High-Yield Corporates drove outperformance of the benchmark as well, illustrating the benefit of sector allocation beyond the traditional sectors that dominate the benchmark.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Performance Trust Total Return Bond Fund	PAGE 1	TSR-AR-89833W121

CUMULATIVE PERFORMANCE (January 2, 2019 - August 31, 2024. Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (01/02/2019)
Class A (without sales charge)	9.19	0.73	1.97
Class A (with sales charge)	6.74	0.28	1.56
Bloomberg U.S. Aggregate Bond Index	7.30	-0.04	1.49
Visit https://ptam.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$8,052,332,259
Number of Holdings	1,566
Net Advisory Fee	$39,787,564
Portfolio Turnover	34%
Average Credit Quality	AA-
Effective Duration	6.65 years
30-Day SEC Yield	5.56%
30-Day SEC Yield Unsubsidized	5.53%
Weighted Average Life	12.04 years
Distribution Yield	4.06%
Performance Trust Total Return Bond Fund	PAGE 2	TSR-AR-89833W121

WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2024)

Top 10 Issuers
United States Treasury Notes/Bonds	11.1%
Freddie Mac Multifamily Structured Pass Through Certificates	4.2%
Santander Drive Auto Receivables Trust	2.7%
United States Treasury Strip Principal	2.6%
Westlake Automobile Receivables Trust	2.3%
United States Treasury Bill	2.2%
Wells Fargo Commercial Mortgage Trust	2.1%
Benchmark Mortgage Trust	2.0%
Bank Securitization Trust	2.0%
GLS Auto Receivables Trust	1.9%

Top Sectors
Mortgage Securities	24.2%
US Municipal	22.0%
Asset Backed Securities	19.3%
Government	13.7%
Financials*	6.2%
Consumer Discretionary*	4.2%
Health Care*	2.2%
Industrials*	1.2%
Technology*	0.8%
Cash & Other	6.2%

Credit Breakdown**
AAA	39.7%
AA	24.4%
A	13.9%
BBB	10.4%
BB	5.4%
B	0.7%
CCC	1.1%
CC	0.0%
C	0.6%
D	0.1%
Not Rated	3.7%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.
This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Mark Peiler, CFA and Lars Anderson, CFA were added as portfolio managers in December 2023.
Fund Name Change:
The Performance Trust Strategic Bond Fund became Performance Trust Total Return Bond Fund, effective 12/29/23.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://ptam.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-877-738-9095, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Performance Trust Total Return Bond Fund	PAGE 3	TSR-AR-89833W121

Performance Trust Total Return Bond Fund
Class C | PTCOX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Performance Trust Total Return Bond Fund (the “Fund”) for the period of  September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095. This report describes changes to the Fund that occured during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$183	1.76%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
POSITIONING
U.S. Treasury rates fell across the yield curve, falling most in the 1- to 5-year part of the curve. Credit spreads tightened across most fixed income sectors.
The Fund began implementing a barbell strategy in 2022, when the yield curve first inverted. The Fund continued this strategy during the fiscal year targeting the short-end of the curve (securities less than 5-years) and the long-end of the curve (particularly the 20-year part of the curve).
As credit spreads narrowed to historically tight levels and as rates fell during the fiscal year, the Fund began to shift its credit risk to the short-end of the yield curve in best efforts to mitigate risk of spreads widening.
During the fiscal year, the Fund primarily reduced positions in Commercial Mortgage-Backed Securities (CMBS), Investment Grade Corporates, and Non-Agency Residential Mortgage-Backed Securities (Non-Agency RMBS). The Fund primarily increased its positioning in U.S. Treasuries and Asset Backed Securities (ABS).

Top Contributors
↑	Collateralized Loan Obligations (CLOs), CMBS, Investment-Grade Corporates, High-Yield Corporates, Non-Agency RMBS, Taxable Municipals, Tax-Exempt Municipals

Top Detractors
↓	Long U.S. Treasuries, Short U.S. Treasuries, ABS
PERFORMANCE
The Fund posted positive returns for the fiscal year ended 8/31/2024. Outperformance relative to the benchmark (Bloomberg U.S. Aggregate Bond Index) can be generally attributed to yield curve positioning, sector allocation, and security selection. Exposure to sectors experiencing meaningful spread tightening was the largest driver of outperformance over the fiscal year, led by CMBS, High-Yield Corporates, Investment-Grade Corporates, and CLOs.
Our Investment-Grade Corporates outperformed the corporate exposure in the benchmark, highlighting successful security selection and yield curve positioning during the fiscal year. Our exposure to securitized assets (especially CMBS and CLOs), Municipal bonds, and High-Yield Corporates drove outperformance of the benchmark as well, illustrating the benefit of sector allocation beyond the traditional sectors that dominate the benchmark.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Performance Trust Total Return Bond Fund	PAGE 1	TSR-AR-89833W113

CUMULATIVE PERFORMANCE (January 2, 2019 - August 31, 2024. Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (01/02/2019)
Class C (without sales charge)	8.31	-0.02	1.20
Bloomberg U.S. Aggregate Bond Index	7.30	-0.04	1.49
Visit https://ptam.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$8,052,332,259
Number of Holdings	1,566
Net Advisory Fee	$39,787,564
Portfolio Turnover	34%
Average Credit Quality	AA-
Effective Duration	6.65 years
30-Day SEC Yield	4.94%
30-Day SEC Yield Unsubsidized	4.91%
Weighted Average Life	12.04 years
Distribution Yield	3.37%
Performance Trust Total Return Bond Fund	PAGE 2	TSR-AR-89833W113

WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2024)

Top 10 Issuers
United States Treasury Notes/Bonds	11.1%
Freddie Mac Multifamily Structured Pass Through Certificates	4.2%
Santander Drive Auto Receivables Trust	2.7%
United States Treasury Strip Principal	2.6%
Westlake Automobile Receivables Trust	2.3%
United States Treasury Bill	2.2%
Wells Fargo Commercial Mortgage Trust	2.1%
Benchmark Mortgage Trust	2.0%
Bank Securitization Trust	2.0%
GLS Auto Receivables Trust	1.9%

Top Sectors
Mortgage Securities	24.2%
US Municipal	22.0%
Asset Backed Securities	19.3%
Government	13.7%
Financials*	6.2%
Consumer Discretionary*	4.2%
Health Care*	2.2%
Industrials*	1.2%
Technology*	0.8%
Cash & Other	6.2%

Credit Breakdown**
AAA	39.7%
AA	24.4%
A	13.9%
BBB	10.4%
BB	5.4%
B	0.7%
CCC	1.1%
CC	0.0%
C	0.6%
D	0.1%
Not Rated	3.7%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.
This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Mark Peiler, CFA and Lars Anderson, CFA were added as portfolio managers in December 2023.
Fund Name Change:
The Performance Trust Strategic Bond Fund became Performance Trust Total Return Bond Fund, effective 12/29/23.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://ptam.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-877-738-9095, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Performance Trust Total Return Bond Fund	PAGE 3	TSR-AR-89833W113

Performance Trust Municipal Bond Fund
Institutional Class | PTIMX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Performance Trust Municipal Bond Fund (the “Fund”) for the period of  September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$52	0.50%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
POSITIONING
Given the municipal bond benchmark curve’s inversion, the Fund focused on a barbell strategy, combining short-term securities (0- to 5-years) and long-term securities (15- to 20-years).  This approach focused on the highest yielding parts of the municipal bond curve, maximizing income and yield curve roll potential.
Furthermore, considering the historically relative high yielding environment for municipal bonds, the Fund also targeted a higher allocation to bonds that carry more call-protection and price off a longer part of the yield curve.

Top Contributors
↑	Yield Curve Positioning, Bond Structure (Coupon and Call Protection), Longer Maturities
PERFORMANCE
The Fund posted positive returns for the fiscal year ended 8/31/2024 as rates fell across the AAA curve (all municipal bond yields quoted are sourced from the MMD AAA scale). Outperformance relative to the benchmark (Bloomberg Municipal Bond Index) and the Morningstar Category (Morningstar Municipal National Intermediate) can generally be attributed to the Fund’s higher allocation to bonds that carry more call-protection and price off a longer part of the yield curve, making the Fund a little more responsive to movements in interest rates.
Outperformance can also be attributed to the Fund’s yield curve positioning. For much of the fiscal year, the municipal bond benchmark curve was inverted and had lower yields from 5- to 10-years. This lowered or eliminated total return potential derived from income (yield) as well as yield curve roll for this part of the curve. As a result, the Fund largely avoided the 5- to 10-year part of the curve and instead focused on a combination of the short end of the curve (0- to 5-years) and the longer end of the curve (particularly the 15- to 20-year part of the curve). This positioning contributed to outperformance by increasing the Fund’s yield, allowing for greater yield curve roll potential, and increasing the Fund’s convexity.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Performance Trust Municipal Bond Fund	PAGE 1	TSR-AR-89833W170

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	9.14	1.06	2.88
Bloomberg Municipal Bond Index	6.09	1.02	2.43
Visit https://ptam.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$726,757,400
Number of Holdings	262
Net Advisory Fee	$2,681,761
Portfolio Turnover	60%
Average Credit Quality	AA
Effective Duration	9.83 years
30-Day SEC Yield	3.90%
30-Day SEC Yield Unsubsidized	3.90%
Weighted Average Life	9.83 years
Distribution Yield	3.74%
Performance Trust Municipal Bond Fund	PAGE 2	TSR-AR-89833W170

WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2024)

Top 10 Issuers
Freddie Mac Multifamily ML Certificates	5.0%
First American Government Obligations Fund	4.2%
San Diego Unified School District	2.1%
Poway Unified School District	2.1%
Greater Clark Building Corp.	2.1%
City & County of Denver, CO Airport System Revenue	2.0%
University of North Carolina at Chapel Hill	1.9%
State of Texas	1.8%
Central Puget Sound Regional Transit Authority	1.6%
Minneapolis-St Paul Metropolitan Airports Commission	1.5%

Top Sectors
US Municipal	91.3%
Mortgage Securities	7.0%
Financials*	0.4%
Cash & Other	1.3%

Credit Breakdown**
AAA	16.2%
AA	55.6%
A	18.8%
BBB	4.6%
BB	0.5%
B	0.0%
CCC	0.0%
CC	0.0%
C	0.0%
D	0.0%
Not Rated	4.3%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://ptam.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-877-738-9095, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Performance Trust Municipal Bond Fund	PAGE 3	TSR-AR-89833W170

Performance Trust Municipal Bond Fund
Class A | PTRMX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Performance Trust Municipal Bond Fund (the “Fund”) for the period of  September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	0.74%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
POSITIONING
Given the municipal bond benchmark curve’s inversion, the Fund focused on a barbell strategy, combining short-term securities (0- to 5-years) and long-term securities (15- to 20-years).  This approach focused on the highest yielding parts of the municipal bond curve, maximizing income and yield curve roll potential.
Furthermore, considering the historically relative high yielding environment for municipal bonds, the Fund also targeted a higher allocation to bonds that carry more call-protection and price off a longer part of the yield curve.

Top Contributors
↑	Yield Curve Positioning, Bond Structure (Coupon and Call Protection), Longer Maturities
PERFORMANCE
The Fund posted positive returns for the fiscal year ended 8/31/2024 as rates fell across the AAA curve (all municipal bond yields quoted are sourced from the MMD AAA scale). Outperformance relative to the benchmark (Bloomberg Municipal Bond Index) and the Morningstar Category (Morningstar Municipal National Intermediate) can generally be attributed to the Fund’s higher allocation to bonds that carry more call-protection and price off a longer part of the yield curve, making the Fund a little more responsive to movements in interest rates.
Outperformance can also be attributed to the Fund’s yield curve positioning. For much of the fiscal year, the municipal bond benchmark curve was inverted and had lower yields from 5- to 10-years. This lowered or eliminated total return potential derived from income (yield) as well as yield curve roll for this part of the curve. As a result, the Fund largely avoided the 5- to 10-year part of the curve and instead focused on a combination of the short end of the curve (0- to 5-years) and the longer end of the curve (particularly the 15- to 20-year part of the curve). This positioning contributed to outperformance by increasing the Fund’s yield, allowing for greater yield curve roll potential, and increasing the Fund’s convexity.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Performance Trust Municipal Bond Fund	PAGE 1	TSR-AR-89833W162

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	8.84	0.81	2.64
Class A (with sales charge)	6.38	0.35	2.41
Bloomberg Municipal Bond Index	6.09	1.02	2.43
Visit https://ptam.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$726,757,400
Number of Holdings	262
Net Advisory Fee	$2,681,761
Portfolio Turnover	60%
Average Credit Quality	AA
Effective Duration	9.83 years
30-Day SEC Yield	3.57%
30-Day SEC Yield Unsubsidized	3.57%
Weighted Average Life	9.83 years
Distribution Yield	3.48%
Performance Trust Municipal Bond Fund	PAGE 2	TSR-AR-89833W162

WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2024)

Top 10 Issuers
Freddie Mac Multifamily ML Certificates	5.0%
First American Government Obligations Fund	4.2%
San Diego Unified School District	2.1%
Poway Unified School District	2.1%
Greater Clark Building Corp.	2.1%
City & County of Denver, CO Airport System Revenue	2.0%
University of North Carolina at Chapel Hill	1.9%
State of Texas	1.8%
Central Puget Sound Regional Transit Authority	1.6%
Minneapolis-St Paul Metropolitan Airports Commission	1.5%

Top Sectors
US Municipal	91.3%
Mortgage Securities	7.0%
Financials*	0.4%
Cash & Other	1.3%

Credit Breakdown**
AAA	16.2%
AA	55.6%
A	18.8%
BBB	4.6%
BB	0.5%
B	0.0%
CCC	0.0%
CC	0.0%
C	0.0%
D	0.0%
Not Rated	4.3%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://ptam.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-877-738-9095, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Performance Trust Municipal Bond Fund	PAGE 3	TSR-AR-89833W162

Performance Trust Multisector Bond Fund
Institutional Class | PTCRX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Performance Trust Multisector Bond Fund (the “Fund”) for the period of  September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$108	1.01%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
POSITIONING
U.S. Treasury rates fell across the yield curve, falling most in the 1- to 5-year part of the curve. Credit spreads tightened across most fixed income sectors.
The Fund used different positioning tactics during the fiscal year. Generally speaking, the Fund attempted to take advantage of higher rates and wider credit spreads by targeting the intermediate part of the curve early in the fiscal year. Later in the fiscal year, as credit spreads narrowed to historically tight levels and as rates fell, the Fund began to shift its credit risk to the short-end of the curve in best efforts to mitigate risk of spreads widening.
During the fiscal year, The Fund reduced positions primarily in Investment-Grade Corporates, Agency Commercial Mortgage-Backed Securities (CMBS), and Asset Backed Securities (ABS). The Fund increased its positioning primarily in Non-Agency CMBS, Taxable Municipals, Non-Agency Residential Mortgage-Backed Securities (RMBS), and U.S. Treasuries.

Top Contributors
↑	Collateralized Loan Obligations (CLOs), CMBS, Investment-Grade Corporates, High-Yield Corporates, Non-Agency RMBS, Taxable Municipals, Tax-Exempt Municipals

Top Detractors
↓	Long U.S. Treasuries, ABS
PERFORMANCE
The Fund posted positive returns for the fiscal year ended 8/31/2024. Outperformance relative to the benchmark (Bloomberg U.S. Aggregate Bond Index) can be generally attributed to yield curve positioning, greater credit risk exposure, sector allocation, and security selection. The Fund had greater exposure to credit risk compared to the benchmark. Spreads tightened across most fixed income sectors, which positively contributed to the Fund’s outperformance.
Exposure to sectors experiencing meaningful spread tightening was the largest driver of outperformance over the fiscal year, led by CMBS, High-Yield Corporates, Investment-Grade Corporates, and CLOs. The Fund has greater exposure to securitized assets, municipal bonds, and High Yield Corporates than what is found in the benchmark. Non-Agency RMBS, Taxable Municipals, and Tax-Exempt Municipals also meaningfully contributed to outperformance versus the benchmark. Furthermore, our Investment-Grade Corporates outperformed the corporate exposure in the benchmark, highlighting successful security selection and yield curve positioning during the fiscal year.
Performance Trust Multisector Bond Fund	PAGE 1	TSR-AR-89834E195

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (December 31, 2020 - August 31, 2024. Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/31/2020)
Institutional Class (without sales charge)	13.49	2.64
Bloomberg U.S. Aggregate Bond Index	7.30	-1.92
Visit https://ptam.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$136,140,870
Number of Holdings	122
Net Advisory Fee	$811,320
Portfolio Turnover	40%
Average Credit Quality	BBB
Effective Duration	4.12 years
30-Day SEC Yield	5.63%
30-Day SEC Yield Unsubsidized	5.59%
Weighted Average Life	8.09 years
Distribution Yield	5.79%
Performance Trust Multisector Bond Fund	PAGE 2	TSR-AR-89834E195

WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2024)

Top 10 Issuers
United States Treasury Notes/Bonds	6.4%
First American Government Obligations Fund	4.6%
Benchmark Mortgage Trust	3.3%
Wells Fargo Commercial Mortgage Trust	3.1%
Bank Securitization Trust	3.0%
Morgan Stanley Capital I Trust	2.5%
Apidos CLO	2.4%
GLS Auto Receivables Trust	2.3%
ARES CLO	2.2%
Blackstone, Inc.	1.8%

Top Sectors
Mortgage Securities	26.9%
Asset Backed Securities	18.5%
Financials*	15.4%
Consumer Discretionary*	10.6%
US Municipal	6.9%
Government	6.4%
Industrials*	3.4%
Communications*	1.9%
Technology*	1.7%
Cash & Other	8.3%

Credit Breakdown**
AAA	15.5%
AA	4.5%
A	14.6%
BBB	26.8%
BB	24.9%
B	5.3%
CCC	1.1%
CC	0.0%
C	0.0%
D	0.8%
Not Rated	6.5%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.
This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus.
Fund Name Change:
The Performance Trust Credit Fund became Performance Trust Multisector Bond Fund, effective 12/29/23.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://ptam.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-877-738-9095, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Performance Trust Multisector Bond Fund	PAGE 3	TSR-AR-89834E195

Performance Trust Short Term Bond ETF
STBF (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Performance Trust Short Term Bond ETF (the “Fund”) for the period of April 8, 2024, to August 31, 2024. You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Performance Trust Short Term Bond ETF*	$66	0.65%
*	Amount shown reflects the expenses of the Fund from inception date through August 31, 2024. Expenses would be higher if the Fund had been in operations for the full year.
HOW DID THE FUND PERFORM LAST PERIOD  AND WHAT AFFECTED ITS PERFORMANCE?
POSITIONING
Given the Fund targets an average portfolio duration of less than 4 years, the Fund targeted securities that had attractive spreads to an already historically high-yielding short-end of the U.S. Treasury yield curve.
U.S. Treasury rates fell across the yield curve, falling most in the 1- to 5-year part of the curve. Credit spreads tightened across most fixed income sectors. While offering an attractive starting yield, the Fund’s total return was only further enhanced by falling rates and tighter spreads.
During the period, the Fund mainly worked to implement its targeted portfolio allocation given its recent launch date. While Cash and U.S. Treasuries maintained the heaviest allocation at the Fund’s launch, over time, the Fund grew its allocation to Asset Backed Securities (ABS), Collateralized Loan Obligations (CLOs), and Commercial Mortgage-Backed Securities (CMBS) most significantly. It also modestly added exposure to High-Yield Corporates, Investment-Grade Corporates, Non-Agency Residential Mortgage-Backed Securities (Non-Agency RMBS), and Taxable Municipals.

Top Contributors
↑	Long U.S. Treasuries, CMBS, High-Yield Corporates, Non-Agency RMBS, and Taxable Municipals

Top Detractors
↓	Cash, Short U.S. Treasuries, CLOs, and Investment-Grade Corporates
PERFORMANCE
The Fund posted positive total returns for the commencement of investment operations period beginning 4/9/24 (the Fund’s launch date) and ending 8/31/2024. Mild underperformance relative to the strategy benchmark index (Bloomberg U.S. Aggregate Bond Index) can generally be attributed to cash drag and yield curve positioning.
The Fund was able to invest in highly rated securities in sectors that provide meaningful spreads over U.S. Treasuries, where over two-thirds of the strategy benchmark index is allocated.
The Fund has an overall portfolio duration similar to that of the strategy benchmark index, but this is achieved by investing primarily at the very front end of the yield curve coupled with a modest exposure at the long end of the curve (“barbell”). This resulted in slight underperformance given the rally in the belly of the yield curve relative to the long end. Going forward, we still believe this barbell strategy will be the best approach.
Given its launch in April, the greatest detractor from Fund performance was likely cash drag as the portfolio management team was patient with initial allocations and seeking the best risk-reward profiles for the objective of the Fund.
Performance Trust Short Term Bond ETF	PAGE 1	TSR-AR-89834G570

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV and market performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (April 8, 2024 - August 31, 2024. Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/08/2024)
Performance Trust Short Term Bond ETF NAV	3.13
Performance Trust Short Term Bond ETF Market	3.24
Bloomberg U.S. Aggregate Bond Index	5.08
Bloomberg U.S. Aggregate 1-3 Year Index (USD)	3.26
Visit https://ptam.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$12,664,873
Number of Holdings	54
Net Advisory Fee	$27,127
Portfolio Turnover	13%
Average Credit Quality	AA-
Effective Duration	2.00 years
30-Day SEC Yield	7.95%
30-Day SEC Yield Unsubsidized	7.95%
Weighted Average Life	3.87 years
Performance Trust Short Term Bond ETF	PAGE 2	TSR-AR-89834G570

WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2024)

Top 10 Issuers
United States Treasury Bill	9.8%
Bank5 Securitization Trust	8.8%
Freddie Mac Multifamily Structured Pass Through Certificates	7.3%
United States Treasury Notes/Bonds	5.8%
Westlake Automobile Receivables Trust	5.2%
Computershare Corporate Trust	5.2%
Santander Drive Auto Receivables Trust	4.9%
GLS Auto Receivables Trust	4.0%
ARES CLO	3.9%
First American Government Obligations Fund	2.9%

Top Sectors
Asset Backed Securities	45.6%
Mortgage Securities	28.0%
Financials*	6.3%
Government	5.8%
US Municipal	1.9%
Communications*	1.4%
Cash & Other	11.0%

Credit Breakdown**
AAA	44.0%
AA	18.4%
A	14.4%
BBB	15.0%
BB	6.0%
B	0.0%
CCC	0.0%
CC	0.0%
C	0.0%
D	0.0%
Not Rated	2.2%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://ptam.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Performance Trust Short Term Bond ETF	PAGE 3	TSR-AR-89834G570

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is incorporated by reference to the Registrant’s Form N-CSR filed on November 7, 2011.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Akers and Lisa Zúñiga Ramírez are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 8/31/2024	FYE 8/31/2023
(a) Audit Fees	$94,850	$75,950
(b) Audit-Related Fees	0	0
(c) Tax Fees	12,000	9,000
(d) All Other Fees	0	0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2024	FYE 8/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) During the audit of the registrant’s financial statements all of the hours were attributed to work performed by persons other than full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 8/31/2024	FYE 8/31/2023
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The committee consists of the independent members of the Board.

(b) Not applicable

Item 6. Investments

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Performance Trust Total Return Bond Fund
Performance Trust Municipal Bond Fund
Performance Trust Multisector Bond Fund
Performance Trust Short Term Bond ETF
Core Financial Statements
August 31, 2024

Performance Trust Total Return Bond Fund
Schedule of Investments
August 31, 2024

	Par	Value
MUNICIPAL BONDS - 22.0%
Alabama - 0.1%
Baldwin County Public Building Authority, 2.00%, 03/01/2046	$1,260,000	$785,014
Water Works Board of the City of Birmingham
2.71%, 01/01/2038	6,835,000	5,529,466
3.57%, 01/01/2045	385,000	320,284
		6,634,764
California - 5.3%
Acton-Agua Dulce Unified School District, 0.00%, 05/01/2039(a)	5,550,000	3,050,002
Alameda County Joint Powers Authority, 7.05%, 12/01/2044	25,000,000	29,870,820
Alvord Unified School District, 0.00%, 08/01/2046	2,105,000	2,483,669
Bakersfield City School District, 0.00%, 05/01/2047	9,765,000	7,619,047
Bay Area Toll Authority
6.92%, 04/01/2040	7,105,000	8,322,255
6.26%, 04/01/2049	12,010,000	13,648,972
7.04%, 04/01/2050	3,455,000	4,303,033
6.91%, 10/01/2050	6,850,000	8,492,360
California Infrastructure & Economic Development Bank, 8.00%, 01/01/2050(b)(c)	9,000,000	9,086,157
Campbell Union School District, 0.00%, 08/01/2040(a)	4,600,000	2,569,596
Chaffey Community College District, 3.00%, 06/01/2038	3,705,000	3,441,052
Chaffey Joint Union High School District, 3.14%, 08/01/2043	3,790,000	2,994,698
City of Fresno, CA Water System Revenue, 6.75%, 06/01/2040	1,695,000	1,935,806
City of Los Angeles, CA Department of Airports
1.88%, 05/15/2030	230,000	196,035
7.05%, 05/15/2040	13,160,000	15,786,231
City of Los Angeles, CA Wastewater System Revenue
5.71%, 06/01/2039	20,075,000	21,634,749
5.81%, 06/01/2040	15,110,000	16,398,507
City of Ontario, CA, 3.78%, 06/01/2038	3,000,000	2,674,553
City of Sacramento, CA Transient Occupancy Tax Revenue, 3.86%, 06/01/2025	3,320,000	3,294,902
City of Union City, CA, 0.00%, 07/01/2025(a)	2,105,000	2,019,111
Cucamonga Valley Water District Financing Authority, 3.01%, 09/01/2042	5,000,000	3,968,641

	Par	Value
Dry Creek Joint Elementary School District
0.00%, 08/01/2037(a)	$2,960,000	$1,894,844
0.00%, 08/01/2038(a)	3,640,000	2,220,260
East Bay Municipal Utility District Water System Revenue, 5.87%, 06/01/2040	11,740,000	12,695,955
East Side Union High School District, 5.32%, 04/01/2036	6,240,000	6,399,579
Fullerton Public Financing Authority, 7.75%, 05/01/2031	1,025,000	1,148,237
Glendora Unified School District, 0.00%, 08/01/2039(a)	5,175,000	3,019,854
Golden State Tobacco Securitization Corp.
2.79%, 06/01/2031	10,930,000	9,611,734
3.00%, 06/01/2046	9,925,000	9,185,523
Inland Empire Tobacco Securitization Corp., 3.68%, 06/01/2038	17,720,000	16,879,248
Lakeside Union School District, 0.00%, 08/01/2040(a)	4,000,000	2,196,372
Los Angeles Community College District, CA
6.60%, 08/01/2042	13,620,000	15,707,343
6.75%, 08/01/2049	4,000,000	4,764,362
Los Angeles Department of Water & Power
6.57%, 07/01/2045	6,055,000	7,049,019
6.60%, 07/01/2050	2,000,000	2,359,954
Marin Community College District, 2.70%, 08/01/2041	1,025,000	771,431
Norwalk-La Mirada Unified School District, 0.00%, 08/01/2038(a)	4,450,000	2,690,761
Paramount Unified School District, 3.27%, 08/01/2051	13,425,000	10,202,914
Peralta Community College District, 0.00%, 08/05/2031	12,350,000	11,805,719
Perris Union High School District, 2.70%, 09/01/2042	3,000,000	2,251,102
Poway Unified School District
0.00%, 08/01/2039(a)	8,335,000	4,821,156
0.00%, 08/01/2040(a)	12,000,000	6,577,813
Riverside County Infrastructure Financing Authority, 3.19%, 11/01/2041	4,755,000	3,806,286
Riverside County Transportation Commission Sales Tax Revenue, 6.81%, 06/01/2039	11,000,000	12,831,140
San Diego County Regional Transportation Commission, 5.91%, 04/01/2048	8,125,000	8,771,337
San Diego Unified School District, 0.00%, 07/01/2041(a)	8,500,000	4,525,675

The accompanying notes are an integral part of these financial statements.

1

Performance Trust Total Return Bond Fund
Schedule of Investments
August 31, 2024(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
California - (Continued)
San Francisco City & County Public Utilities Commission Wastewater Revenue, 5.82%, 10/01/2040	$16,035,000	$17,322,540
San Francisco City & County Redevelopment Financing Authority, 0.00%, 08/01/2036(a)	5,240,000	2,923,882
San Mateo Foster City School District, 3.06%, 08/01/2044	2,245,000	1,787,075
Santa Ana Unified School District, 0.00%, 08/01/2037(a)	3,955,000	2,522,173
Santa Monica Community College District, 2.80%, 08/01/2044	2,300,000	1,695,804
State of California
7.55%, 04/01/2039	9,500,000	11,852,457
7.60%, 11/01/2040	18,500,000	23,208,975
University of California
4.86%, 05/15/2112	16,146,000	14,919,351
4.77%, 05/15/2115	16,372,000	14,817,680
West Contra Costa Unified School District, 0.00%, 08/01/2036(a)	5,000,000	3,339,882
West Sonoma County Union High School District, 0.00%, 08/01/2037(a)	1,840,000	1,155,675
Yosemite Community College District, 0.00%, 08/01/2038(a)	6,110,000	3,691,388
Yuba Community College District, 0.00%, 08/01/2038(a)	5,055,000	3,100,258
		430,314,954
Colorado - 0.4%
Board of Governors of Colorado State University System, 6.06%, 03/01/2040	3,500,000	3,757,723
City of Aurora, CO Water Revenue, 2.72%, 08/01/2046	890,000	655,041
City of Colorado Springs, CO Utilities System Revenue, 6.01%, 11/15/2039	1,000,000	1,091,409
City of Fountain, CO Electric Water & Wastewater Utility Enterprise Revenue, 3.20%, 12/01/2043	2,655,000	2,062,378
City of Fruita, CO Healthcare Revenue, 5.00%, 01/01/2028	1,825,000	1,794,147
Colorado Health Facilities Authority
3.80%, 11/01/2044	13,815,000	11,556,379
3.85%, 11/01/2049	2,030,000	1,647,056
Regional Transportation District Sales Tax Revenue, 5.84%, 11/01/2050	10,000,000	10,843,015
		33,407,148

	Par	Value
Connecticut - 0.4%
State of Connecticut
3.00%, 01/15/2036	$10,595,000	$9,988,615
3.00%, 01/15/2037	7,090,000	6,614,166
3.00%, 06/01/2037	8,865,000	8,232,100
State of Connecticut Special Tax Revenue, 3.13%, 05/01/2040	7,075,000	6,356,793
Town of West Hartford, CT, 2.76%, 07/01/2041	7,025,000	5,454,511
		36,646,185
Delaware - 0.2%
University of Delaware, 5.87%, 11/01/2040	15,250,000	16,175,506
District of Columbia - 0.7%
District of Columbia Water & Sewer Authority
5.52%, 10/01/2044	6,450,000	6,597,887
4.81%, 10/01/2114	16,651,000	15,940,680
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, 8.00%, 10/01/2047	27,000,000	35,676,971
		58,215,538
Florida - 0.8%
City of Gainesville, FL
0.00%, 10/01/2027(a)	4,610,000	4,024,880
0.00%, 10/01/2028(a)	1,400,000	1,171,092
3.05%, 10/01/2040	10,840,000	8,664,506
City of Gainesville, FL Utilities System Revenue, 6.02%, 10/01/2040	16,980,000	18,422,376
County of Miami-Dade, FL Transit System, 5.62%, 07/01/2040	17,395,000	18,472,753
JEA Water & Sewer System Revenue, 3.00%, 10/01/2041	5,045,000	4,408,360
Orlando Utilities Commission, 5.66%, 10/01/2040	9,000,000	9,561,841
		64,725,808
Georgia - 0.0%(d)
City of Atlanta, GA Water & Wastewater Revenue, 2.91%, 11/01/2043	2,125,000	1,607,184
Tift County Hospital Authority, 2.98%, 12/01/2042	2,950,000	2,249,646
		3,856,830
Hawaii - 0.1%
City & County Honolulu, HI Wastewater System Revenue, 2.57%, 07/01/2041	5,000,000	3,734,611
State of Hawaii
2.25%, 08/01/2038	3,950,000	2,979,424
2.83%, 10/01/2039	3,950,000	3,151,057
2.87%, 10/01/2041	2,270,000	1,756,848
		11,621,940

The accompanying notes are an integral part of these financial statements.

2

Performance Trust Total Return Bond Fund
Schedule of Investments
August 31, 2024(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - 0.4%
Chicago O’Hare International Airport, 6.40%, 01/01/2040	$16,730,000	$18,947,640
Illinois Finance Authority, 3.51%, 05/15/2041	7,000,000	5,713,201
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2036(a)	4,025,000	2,483,336
0.00%, 06/15/2038(a)	2,750,000	1,545,339
		28,689,516
Indiana - 0.2%
Indianapolis Local Public Improvement Bond Bank
2.47%, 01/01/2040	9,500,000	7,387,915
6.12%, 01/15/2040	7,700,000	8,317,321
		15,705,236
Kansas - 0.0%(d)
Kansas Development Finance Authority, 4.93%, 04/15/2045	2,050,000	2,050,338
Kentucky - 0.1%
County of Warren, KY, 4.40%, 12/01/2038	1,540,000	1,457,023
Louisville and Jefferson County Metropolitan Sewer District, 2.25%, 05/15/2044	5,215,000	3,599,550
		5,056,573
Louisiana - 0.3%
City of New Orleans, LA Water System Revenue
2.89%, 12/01/2041	3,050,000	2,412,973
2.99%, 12/01/2045	5,000,000	3,790,721
East Baton Rouge Sewerage Commission, 2.44%, 02/01/2039	2,500,000	1,929,616
State of Louisiana Gasoline & Fuels Tax Revenue
2.53%, 05/01/2041	12,065,000	9,030,818
2.83%, 05/01/2043	9,685,000	7,163,249
		24,327,377
Maine - 0.2%
City of Portland, ME
2.50%, 04/01/2039	1,760,000	1,429,579
2.50%, 04/01/2040	1,760,000	1,399,197
2.50%, 04/01/2041	1,760,000	1,371,450
Maine Health & Higher Educational Facilities Authority, 3.12%, 07/01/2043	14,250,000	11,069,045
		15,269,271
Maryland - 0.2%
Maryland Economic Development Corp., 5.43%, 05/31/2056	3,800,000	3,873,739

	Par	Value
Maryland Health & Higher Educational Facilities Authority, 3.05%, 07/01/2040	$10,000,000	$7,723,271
Maryland Stadium Authority, 2.81%, 05/01/2040	7,000,000	5,520,690
		17,117,700
Massachusetts - 0.2%
Commonwealth of Massachusetts, 2.38%, 09/01/2043	3,250,000	2,452,998
Commonwealth of Massachusetts Transportation Fund Revenue, 5.73%, 06/01/2040	11,165,000	11,658,155
Massachusetts State College Building Authority, 5.93%, 05/01/2040	550,000	585,709
		14,696,862
Michigan - 1.0%
City of Detroit, MI, 4.00%, 04/01/2044(e)	8,700,000	6,966,818
Detroit City School District, 7.75%, 05/01/2039	12,655,000	15,052,267
Great Lakes Water Authority Sewage Disposal System Revenue, 3.06%, 07/01/2039	2,110,000	1,749,401
Michigan Finance Authority
3.27%, 06/01/2039	20,070,000	19,076,035
3.56%, 06/15/2045	5,215,000	4,286,854
Michigan State University, 4.17%, 08/15/2122	12,783,000	10,371,538
Plymouth-Canton Community School District, 3.00%, 05/01/2040	1,675,000	1,456,244
University of Michigan, 4.45%, 04/01/2122	19,211,000	16,855,445
Western School District, 2.90%, 05/01/2040	1,500,000	1,182,162
		76,996,764
Minnesota - 0.3%
Southern Minnesota Municipal Power Agency, 5.93%, 01/01/2043	1,450,000	1,574,264
Western Minnesota Municipal Power Agency, 6.77%, 01/01/2046	13,000,000	15,128,226
White Bear Lake Independent School District No. 624, 3.00%, 02/01/2044	8,330,000	7,041,251
		23,743,741
Mississippi - 0.1%
Mississippi Development Bank, 5.46%, 10/01/2036	5,005,000	5,145,116
Missouri - 0.1%
Kansas City Land Clearance Redevelopment Authority, 6.40%, 10/15/2040(b)	7,895,000	7,598,105

The accompanying notes are an integral part of these financial statements.

3

Performance Trust Total Return Bond Fund
Schedule of Investments
August 31, 2024(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Nebraska - 0.1%
Lancaster County School District 001, 3.00%, 01/15/2043	$6,075,000	$5,195,172
West Haymarket Joint Public Agency, 6.75%, 12/15/2045	5,000,000	5,877,263
		11,072,435
Nevada - 0.4%
City of North Las Vegas, NV, 6.57%, 06/01/2040	14,700,000	16,636,884
County of Clark Department of Aviation, 6.82%, 07/01/2045	8,605,000	10,143,074
County of Clark, NV
3.00%, 07/01/2038	4,000,000	3,611,569
3.23%, 07/01/2044	2,000,000	1,549,577
		31,941,104
New Hampshire - 0.0%(d)
New Hampshire Business Finance Authority, 3.28%, 10/01/2037	4,855,000	3,644,771
New Jersey - 1.0%
City of Bayonne, NJ, 2.81%, 07/01/2039	5,725,000	4,487,343
Clifton Board Of Education, 2.13%, 08/15/2044	4,560,000	3,019,570
County of Essex, NJ, 2.00%, 09/01/2044	3,560,000	2,438,503
New Jersey Economic Development Authority, 0.00%, 02/15/2025(a)	20,188,000	19,711,771
New Jersey Institute of Technology, 3.42%, 07/01/2042	6,455,000	5,346,952
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2039(a)	5,000,000	2,715,143
0.00%, 12/15/2040(a)	10,045,000	5,134,226
New Jersey Turnpike Authority
7.41%, 01/01/2040	11,396,000	13,929,952
7.10%, 01/01/2041	17,054,000	20,255,907
		77,039,367
New York - 1.3%
Metropolitan Transportation Authority, 7.34%, 11/15/2039	18,085,000	22,035,641
New York City Industrial Development Agency, 2.44%, 01/01/2036	5,850,000	4,600,686
New York City Municipal Water Finance Authority
5.75%, 06/15/2041	12,480,000	13,292,475
5.72%, 06/15/2042	5,650,000	5,982,885
6.01%, 06/15/2042	15,900,000	17,336,150
5.44%, 06/15/2043	4,000,000	4,082,147
5.88%, 06/15/2044	1,165,000	1,246,139

	Par	Value
New York City Transitional Finance Authority Building Aid Revenue, 3.00%, 07/15/2038	$1,400,000	$1,291,826
New York Liberty Development Corp.
2.25%, 02/15/2041	13,595,000	9,809,165
3.00%, 02/15/2042	5,500,000	4,679,063
3.00%, 09/15/2043	12,500,000	10,485,220
New York State Dormitory Authority, 5.10%, 08/01/2034	3,125,000	3,000,610
Triborough Bridge & Tunnel Authority, 2.92%, 05/15/2040	3,890,000	3,019,908
Western Nassau County Water Authority, 2.96%, 04/01/2041	1,500,000	1,187,656
		102,049,571
North Carolina - 0.0%(d)
University of North Carolina at Charlotte, 2.76%, 04/01/2043	2,000,000	1,496,013
Ohio - 0.9%
American Municipal Power, Inc.
6.45%, 02/15/2044	16,620,000	18,553,061
8.08%, 02/15/2050	5,000,000	6,777,961
County of Hamilton, OH, 3.76%, 06/01/2042	11,955,000	10,174,932
Franklin County Convention Facilities Authority, 2.47%, 12/01/2034	15,000,000	12,200,445
Ohio Higher Educational Facility Commission, 4.50%, 12/01/2026	4,025,000	3,947,678
Ohio State University, 4.80%, 06/01/2111	18,448,000	17,302,676
		68,956,753
Oklahoma - 0.4%
Oklahoma Development Finance Authority
5.45%, 08/15/2028	5,270,000	5,076,216
5.27%, 10/01/2042	9,608,323	9,840,241
4.62%, 06/01/2044	5,000,000	4,899,224
Oklahoma Municipal Power Authority
2.55%, 01/01/2036	2,390,000	1,986,366
2.80%, 01/01/2041	15,500,000	12,406,092
6.44%, 01/01/2045	500,000	562,816
		34,770,955
Oregon - 0.2%
Clackamas & Washington Counties School District No. 3, 0.00%, 06/15/2038(a)	1,900,000	1,063,374
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, 0.00%, 06/15/2039(a)	9,500,000	5,149,738

The accompanying notes are an integral part of these financial statements.

4

Performance Trust Total Return Bond Fund
Schedule of Investments
August 31, 2024(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Oregon - (Continued)
Salem-Keizer School District No. 24J
0.00%, 06/15/2039(a)	$3,000,000	$1,534,803
0.00%, 06/15/2040(a)	12,395,000	5,959,082
Tri-County Metropolitan Transportation District of Oregon, 2.86%, 09/01/2041	750,000	586,750
		14,293,747
Pennsylvania - 0.6%
Berks County Industrial Development Authority, 4.45%, 05/15/2027	800,000	796,274
Commonwealth Financing Authority
3.66%, 06/01/2038	7,020,000	6,367,047
3.53%, 06/01/2042	3,160,000	2,683,362
Commonwealth of Pennsylvania, 3.00%, 05/15/2036	1,255,000	1,151,286
Montgomery County Industrial Development Authority, 3.15%, 11/15/2028	10,000,000	9,281,170
Pennsylvania Economic Development Financing Authority, 3.14%, 06/15/2042	7,615,000	6,158,094
Pennsylvania Turnpike Commission
6.11%, 12/01/2039	9,296,000	10,212,957
3.00%, 12/01/2042	9,830,000	8,472,301
5.51%, 12/01/2045	1,500,000	1,542,153
Union County Hospital Authority, 4.40%, 08/01/2028	865,000	861,458
University of Pittsburgh-of the Commonwealth System of Higher Education, 3.56%, 09/15/2119	4,855,000	3,429,147
		50,955,249
Puerto Rico - 0.2%
Commonwealth of Puerto Rico
0.00%, 07/01/2033(a)	592,257	399,168
4.00%, 07/01/2041	482,722	458,808
0.00%, 11/01/2043(e)	2,034,695	1,289,488
4.00%, 07/01/2046	502,024	466,147
GDB Debt Recovery Authority of Puerto Rico, 7.50%, 08/20/2040	7,404,885	7,219,763
Puerto Rico Highway & Transportation Authority, 0.00%, 07/01/2026(a)	7,000,000	6,063,750
		15,897,124
Rhode Island - 0.0%(d)
State of Rhode Island, 2.25%, 08/01/2041	1,550,000	1,130,435

	Par	Value
Tennessee - 0.8%
County of Putnam, TN
2.00%, 04/01/2038	$4,115,000	$3,175,921
2.00%, 04/01/2039	4,195,000	3,148,608
2.13%, 04/01/2041	4,360,000	3,182,707
Metropolitan Government Nashville & Davidson County Sports Authority, 5.60%, 07/01/2056	13,200,000	13,989,718
Metropolitan Government of Nashville & Davidson County, 1.75%, 01/01/2037	34,350,000	25,261,904
New Memphis Arena Public Building Authority
0.00%, 04/01/2044(a)	6,020,000	2,384,717
0.00%, 04/01/2045(a)	6,000,000	2,246,907
0.00%, 04/01/2046(a)	4,900,000	1,742,180
Tennessee State School Bond Authority, 2.66%, 11/01/2045	11,645,000	8,367,240
		63,499,902
Texas - 3.0%
Austin Independent School District, 1.88%, 08/01/2038	12,265,000	8,950,232
Central Texas Regional Mobility Authority, 3.27%, 01/01/2045	3,900,000	3,003,105
City of Dallas, TX, 0.00%, 02/15/2032(a)	15,000,000	10,683,812
City of Frisco, TX
2.00%, 02/15/2039	4,835,000	3,524,755
2.00%, 02/15/2040	4,925,000	3,493,450
City of Houston, TX
6.29%, 03/01/2032	730,000	784,551
5.54%, 03/01/2037	7,100,000	7,657,223
3.96%, 03/01/2047	8,300,000	7,288,987
City of Irving, TX, 7.38%, 08/15/2044	3,500,000	3,501,648
City of San Antonio, TX Electric & Gas Systems Revenue
5.99%, 02/01/2039	15,891,000	17,267,159
5.72%, 02/01/2041	21,910,000	23,007,833
Colony Economic Development Corp., 7.25%, 10/01/2042	5,000,000	4,989,817
County of Bexar, TX, 3.03%, 08/15/2041	1,555,000	1,189,849
Dallas Area Rapid Transit, 6.00%, 12/01/2044	3,500,000	3,775,920
Dallas Convention Center Hotel Development Corp., 7.09%, 01/01/2042	23,220,000	26,637,106
Dallas Fort Worth International Airport
3.09%, 11/01/2040	18,265,000	15,075,107
5.00%, 11/01/2042	1,225,000	1,240,831
5.05%, 11/01/2047	2,500,000	2,488,624

The accompanying notes are an integral part of these financial statements.

5

Performance Trust Total Return Bond Fund
Schedule of Investments
August 31, 2024(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Downtown Dallas Development Authority, 0.00%, 08/15/2036(a)	$6,730,000	$3,769,140
Forney Independent School District
3.00%, 02/15/2039	1,000,000	890,398
2.50%, 08/15/2039	7,330,000	5,815,183
2.50%, 08/15/2040	7,300,000	5,668,419
2.50%, 08/15/2041	4,385,000	3,339,140
Fort Bend Grand Parkway Toll Road Authority, 3.00%, 03/01/2039	2,150,000	1,919,896
New Hope Cultural Education Facilities Corp., 4.00%, 08/01/2020(f)	169,148	0
North Texas Tollway Authority
8.41%, 02/01/2030	4,375,000	4,796,940
3.00%, 01/01/2038	21,860,000	19,793,522
3.01%, 01/01/2043	1,160,000	925,465
6.72%, 01/01/2049	17,429,000	20,580,963
Port of Beaumont Industrial Development Authority, 4.10%, 01/01/2028(b)	10,500,000	9,337,196
Port of Beaumont Navigation District, 10.00%, 07/01/2026(b)	3,500,000	3,578,786
Port of Houston Authority, 3.00%, 10/01/2039	5,000,000	4,642,755
San Antonio Water System, 5.92%, 05/15/2040	1,540,000	1,661,121
Stafford Municipal School District, 3.08%, 08/15/2041	1,525,000	1,229,220
State of Texas, 2.13%, 08/01/2037	3,430,000	2,661,496
Texas A&M University, 3.00%, 05/15/2039	2,395,000	2,156,117
Texas Public Finance Authority, 2.47%, 02/01/2040	1,000,000	744,289
Texas Water Development Board, 3.00%, 08/01/2039	3,000,000	2,688,919
		240,758,974
Utah - 0.1%
County of Salt Lake, UT Convention Hotel Revenue, 5.75%, 10/01/2047(b)	5,000,000	4,531,017
Virginia - 0.4%
Hampton Roads Sanitation District, 2.78%, 02/01/2039	1,300,000	1,060,378
University of Virginia
6.20%, 09/01/2039	1,120,000	1,246,196
4.18%, 09/01/2117	18,500,000	15,643,994
3.23%, 09/01/2119	22,240,000	14,421,401

	Par	Value
Virginia Housing Development Authority
3.90%, 04/01/2042	$3,155,000	$2,620,069
2.96%, 09/01/2045	1,205,000	834,749
		35,826,787
Washington - 1.3%
Central Puget Sound Regional Transit Authority, 5.49%, 11/01/2039	15,230,000	15,961,148
City of Tacoma, WA Water Revenue
5.75%, 12/01/2039	20,000,000	21,392,756
5.62%, 12/01/2040	4,750,000	5,008,771
County of King, WA Sewer Revenue, 2.84%, 07/01/2047	2,000,000	1,426,621
Douglas County Public Utility District No. 1 Wells Hydroelectric Project Revenue, 5.50%, 09/01/2040	8,750,000	8,923,568
King County Housing Authority
3.00%, 11/01/2039	3,600,000	3,103,958
3.00%, 06/01/2040	18,995,000	15,986,901
3.00%, 08/01/2040	3,195,000	2,684,275
NJB Properties, 5.51%, 12/01/2036	6,960,000	7,402,660
University of Washington
6.06%, 07/01/2039	10,515,000	11,550,576
5.00%, 10/01/2040	9,835,000	9,928,411
		103,369,645
Wisconsin - 0.2%
County of Marathon, WI
2.00%, 02/01/2037	1,495,000	1,186,169
2.00%, 02/01/2037	885,000	702,181
2.00%, 02/01/2038	1,525,000	1,184,280
2.00%, 02/01/2038	1,110,000	862,001
2.00%, 02/01/2039	1,460,000	1,099,830
2.00%, 02/01/2039	1,105,000	831,697
Milwaukee Redevelopment Authority, 0.00%, 04/01/2039(a)	1,000,000	474,608
Public Finance Authority
7.50%, 06/01/2029(b)	5,750,000	5,659,821
4.15%, 05/15/2031	3,635,000	3,624,534
		15,625,121
TOTAL MUNICIPAL BONDS (Cost $1,798,198,665)		1,774,854,242
CORPORATE BONDS - 17.1%
Aerospace & Defense - 0.1%
Moog, Inc., 4.25%, 12/15/2027(b)	4,440,000	4,280,819
TransDigm, Inc., 6.63%, 03/01/2032(b)	5,000,000	5,205,430
		9,486,249

The accompanying notes are an integral part of these financial statements.

6

Performance Trust Total Return Bond Fund
Schedule of Investments
August 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Automobile Components - 0.1%
Dana, Inc.
4.25%, 09/01/2030	$1,500,000	$1,352,617
4.50%, 02/15/2032	4,208,000	3,749,344
		5,101,961
Banks - 4.4%
Atlantic Union Bankshares Corp., 2.88% to 12/15/2026 then 3 mo. Term SOFR + 1.86%, 12/15/2031	5,000,000	4,100,000
Australia & New Zealand Banking Group Ltd., 6.74%, 12/08/2032(b)	7,000,000	7,682,106
Bank of America Corp.
6.30% to 03/10/2026 then 3 mo. Term SOFR + 4.81%, Perpetual	2,565,000	2,594,789
2.65% to 03/11/2031 then SOFR + 1.22%, 03/11/2032	10,000,000	8,779,594
Bank of Montreal, 3.09% to 01/10/2032 then 5 yr. CMT Rate + 1.40%, 01/10/2037	15,000,000	12,841,061
Bank of NT Butterfield & Son Ltd., 5.25% to 06/15/2025 then 3 mo. Term SOFR + 5.06%, 06/15/2030	5,000,000	4,861,429
Bank OZK, 2.75% to 10/01/2026 then 3 mo. Term SOFR + 2.09%, 10/01/2031	13,175,000	10,563,837
Banner Corp., 5.00% to 06/30/2025 then 3 mo. Term SOFR + 4.89%, 06/30/2030	8,000,000	7,840,000
Barclays PLC, 6.13% to 06/15/2026 then 5 yr. CMT Rate + 5.87%, Perpetual	15,050,000	14,967,923
CapStar Bank, 5.88%, 09/29/2026	7,515,000	7,581,675
Central Pacific Financial Corp., 4.75% to 11/01/2025 then 3 mo. Term SOFR + 4.56%, 11/01/2030	5,000,000	4,826,251
CNB Financial Corp., 3.25% to 06/15/2026 then 3 mo. Term SOFR + 2.58%, 06/15/2031(b)	2,000,000	1,720,000
Commonwealth Bank of Australia, 5.84%, 03/13/2034(b)	5,000,000	5,219,598
Deutsche Bank AG, 7.08% to 02/10/2033 then SOFR + 3.65%, 02/10/2034	3,000,000	3,177,268
Fifth Third Bancorp, 8.25%, 03/01/2038	10,000,000	12,418,812
First Busey Corp.
5.25% to 06/01/2025 then 3 mo. Term SOFR + 5.11%, 06/01/2030	4,500,000	4,421,250

	Par	Value
5.00% to 06/15/2027 then 3 mo. Term SOFR + 2.52%, 06/15/2032	$2,000,000	$1,730,000
First Financial Bancorp., 5.25% to 05/15/2025 then 3 mo. Term SOFR + 5.09%, 05/15/2030	10,500,000	10,188,470
First Interstate BancSystem, Inc., 5.25% to 05/15/2025 then 3 mo. Term SOFR + 5.18%, 05/15/2030	5,000,000	4,919,262
First Mid Bancshares, Inc., 3.95% to 10/15/2025 then 3 mo. Term SOFR + 3.83%, 10/15/2030	5,300,000	5,046,511
Firstbank, 4.50% to 09/01/2025 then SOFR + 4.39%, 09/01/2030	9,000,000	8,640,000
Heartland Financial USA, Inc., 2.75% to 09/15/2026 then 3 mo. Term SOFR + 2.10%, 09/15/2031	6,000,000	4,979,895
Hilltop Holdings, Inc., 6.13% to 05/15/2030 then 3 mo. Term SOFR + 5.80%, 05/15/2035	11,750,000	9,563,207
Home BancShares, Inc., 3.13% to 01/30/2027 then 3 mo. Term SOFR + 1.82%, 01/30/2032	18,436,000	15,487,732
Huntington National Bank, 5.50% to 05/06/2025 then 3 mo. Term SOFR + 5.35%, 05/06/2030	10,750,000	10,597,219
JPMorgan Chase & Co.
6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	10,000,000	10,978,634
5.34% to 01/23/2034 then SOFR + 1.62%, 01/23/2035	3,000,000	3,093,212
Mercantile Bank Corp., 3.25% to 01/30/2027 then SOFR + 2.12%, 01/30/2032	7,000,000	5,705,000
National Australia Bank Ltd., 3.35% to 01/12/2032 then 5 yr. CMT Rate + 1.70%, 01/12/2037(b)	9,500,000	8,307,078
NatWest Group PLC, 6.48% to 06/01/2029 then 5 yr. CMT Rate + 2.20%, 06/01/2034	1,000,000	1,046,230
NBT Bancorp, Inc., 5.00% to 07/01/2025 then 3 mo. Term SOFR + 4.85%, 07/01/2030	7,500,000	7,178,794
Pacific Premier Bancorp, Inc.
7.88% (3 mo. Term SOFR + 2.76%), 05/15/2029	3,500,000	3,337,279
5.38% to 06/15/2025 then 3 mo. Term SOFR + 5.17%, 06/15/2030	6,410,000	6,199,686
Park National Corp., 4.50% to 09/01/2025 then 3 mo. Term SOFR + 4.39%, 09/01/2030	15,600,000	15,054,001

The accompanying notes are an integral part of these financial statements.

7

Performance Trust Total Return Bond Fund
Schedule of Investments
August 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Banks - (Continued)
Peapack-Gladstone Financial Corp., 3.50% to 12/30/2025 then 3 mo. Term SOFR + 3.26%, 12/30/2030	$4,500,000	$3,963,787
PNC Financial Services Group, Inc., 5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	5,000,000	5,221,973
Regions Bank, 6.45%, 06/26/2037	15,601,000	16,663,511
Renasant Corp.
3.00% to 12/01/2026 then 3 mo. Term SOFR + 1.91%, 12/01/2031	7,000,000	5,775,835
4.50% to 09/15/2030 then 3 mo. Term SOFR + 4.03%, 09/15/2035	9,000,000	6,836,590
Santander Holdings USA, Inc., 6.17% to 01/09/2029 then SOFR + 2.50%, 01/09/2030	7,000,000	7,258,725
Southside Bancshares, Inc., 3.88% to 11/15/2025 then 3 mo. Term SOFR + 3.66%, 11/15/2030	8,000,000	7,444,481
Synovus Financial Corp., 7.54% to 02/07/2029 then 5 yr. Mid Swap Rate USD + 3.38%, 02/07/2029	4,000,000	3,891,295
Texas Capital Bancshares, Inc., 4.00% to 05/06/2026 then 5 yr. CMT Rate + 3.15%, 05/06/2031	10,942,000	10,192,322
Texas Capital Bank, NA, 5.25%, 01/31/2026	5,000,000	4,842,038
Towne Bank, 3.13% to 02/15/2027 then 3 mo. Term SOFR + 1.68%, 02/15/2032	4,000,000	3,360,000
Trustmark Corp., 3.63% to 12/01/2025 then 3 mo. Term SOFR + 3.39%, 12/01/2030	6,500,000	5,715,551
Webster Financial Corp.
4.10%, 03/25/2029	6,595,000	6,312,401
4.00% to 12/30/2024 then 3 mo. Term SOFR + 2.53%, 12/30/2029	1,500,000	1,379,480
Western Alliance Bank, 5.25% to 06/01/2025 then 3 mo. Term SOFR + 5.12%, 06/01/2030	10,000,000	9,706,443
WSFS Financial Corp.
7.65% (3 mo. Term SOFR + 2.31%), 12/15/2027	3,500,000	3,204,754
2.75% to 12/15/2025 then 3 mo. Term SOFR + 2.49%, 12/15/2030	5,470,000	4,875,773
		352,292,762

	Par	Value
Beverages - 0.1%
Coca-Cola Co., 5.40%, 05/13/2064	$5,000,000	$5,186,007
Biotechnology - 0.2%
AbbVie, Inc.
4.40%, 11/06/2042	11,398,000	10,497,663
5.50%, 03/15/2064	5,000,000	5,210,952
		15,708,615
Building Products - 0.1%
Builders FirstSource, Inc., 4.25%, 02/01/2032(b)	7,800,000	7,132,840
Capital Markets - 0.5%
Ares Capital Corp.
7.00%, 01/15/2027	3,000,000	3,112,757
5.88%, 03/01/2029	4,000,000	4,068,608
3.20%, 11/15/2031	15,473,000	13,359,999
Brookfield Corp., 7.38%, 03/01/2033	3,000,000	3,397,839
MSCI, Inc., 3.63%, 11/01/2031(b)	15,200,000	13,805,360
		37,744,563
Chemicals - 0.1%
Eastman Chemical Co.
5.75%, 03/08/2033	3,000,000	3,134,518
5.63%, 02/20/2034	7,000,000	7,214,171
		10,348,689
Commercial Services & Supplies - 0.1%
Central Storage Safety Project Trust, 4.82%, 02/01/2038(b)	5,557,440	5,181,380
Consumer Finance - 0.5%
Ally Financial, Inc., 6.70%, 02/14/2033	10,000,000	10,307,209
Ford Motor Credit Co., LLC
7.35%, 03/06/2030	8,750,000	9,476,727
7.20%, 06/10/2030	3,000,000	3,230,736
OneMain Finance Corp.
3.88%, 09/15/2028	8,545,000	7,877,658
5.38%, 11/15/2029	12,603,000	12,135,054
		43,027,384
Containers & Packaging - 0.6%
AptarGroup, Inc., 3.60%, 03/15/2032	10,000,000	9,093,774
Berry Global, Inc.
4.50%, 02/15/2026(b)	7,250,000	7,160,571
5.63%, 07/15/2027(b)	3,750,000	3,756,069
5.65%, 01/15/2034(b)	9,102,000	9,271,906
Graphic Packaging International, LLC
3.50%, 03/01/2029(b)	3,000,000	2,788,958
3.75%, 02/01/2030(b)	13,523,000	12,519,019
		44,590,297

The accompanying notes are an integral part of these financial statements.

8

Performance Trust Total Return Bond Fund
Schedule of Investments
August 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Distributors - 0.1%
Genuine Parts Co., 2.75%, 02/01/2032	$5,000,000	$4,298,498
LKQ Corp., 6.25%, 06/15/2033	2,175,000	2,287,281
		6,585,779
Diversified Consumer Services - 2.0%
California Institute of Technology
4.70%, 11/01/2111	16,053,000	14,353,259
3.65%, 09/01/2119	5,172,000	3,656,735
Case Western Reserve University, 5.41%, 06/01/2122	15,322,000	15,632,576
Massachusetts Institute of Technology
7.25%, 11/02/2096	2,750,000	3,618,580
5.60%, 07/01/2111	14,180,000	15,859,452
4.68%, 07/01/2114	11,861,000	11,177,960
3.89%, 07/01/2116	10,233,000	8,060,345
Nature Conservancy
1.71%, 07/01/2031	1,250,000	1,006,032
1.81%, 07/01/2032	1,150,000	906,063
1.86%, 07/01/2033	532,000	407,965
Prime Security Services Borrower, LLC
5.75%, 04/15/2026(b)	3,655,000	3,664,861
3.38%, 08/31/2027(b)	8,870,000	8,406,765
Service Corp. International
3.38%, 08/15/2030	8,692,000	7,808,641
4.00%, 05/15/2031	9,144,000	8,400,286
Trustees of the University of Pennsylvania
4.67%, 09/01/2112	9,124,000	8,382,837
3.61%, 02/15/2119	23,739,000	16,931,777
United Jewish Appeal-Federation of Jewish Philanthropies of New York, Inc., 2.15%, 02/01/2031	4,565,000	3,989,183
University of Southern California
5.25%, 10/01/2111	2,528,000	2,638,410
3.23%, 10/01/2120	7,200,000	4,672,818
Washington University, 4.35%, 04/15/2122	20,202,000	17,281,864
YMCA of Greater New York, 2.30%, 08/01/2026	5,730,000	5,389,651
		162,246,060
Electric Utilities - 0.6%
Brazos Securitization LLC, 5.41%, 09/01/2050(b)	9,700,000	10,051,208
Denton County Electric Cooperative, Inc., Series 2022, 5.32%, 02/15/2048(b)	17,000,000	16,880,551
PG&E Recovery Funding LLC, 5.53%, 06/01/2049	20,000,000	20,913,805
		47,845,564

	Par	Value
Electrical Equipment - 0.3%
Regal Rexnord Corp.
6.30%, 02/15/2030	$4,676,000	$4,938,240
6.40%, 04/15/2033	2,000,000	2,122,487
Sensata Technologies BV, 4.00%, 04/15/2029(b)	2,000,000	1,884,833
Sensata Technologies, Inc.
4.38%, 02/15/2030(b)	9,838,000	9,299,595
3.75%, 02/15/2031(b)	5,955,000	5,384,175
6.63%, 07/15/2032(b)	1,500,000	1,553,014
		25,182,344
Electronic Equipment, Instruments & Components - 0.4%
CDW Finance Corp.
3.25%, 02/15/2029	12,703,000	11,919,761
5.55%, 08/22/2034	7,887,000	7,963,110
Corning, Inc., 5.75%, 08/15/2040	15,588,000	16,142,807
		36,025,678
Financial Services - 0.2%
American AGcredit FLCA, 3.38% to 06/15/2031 then SOFR + 2.12%, 06/15/2036(b)	10,000,000	7,900,000
Compeer Financial FLCA
2.75% to 06/01/2026 then SOFR + 2.03%, 06/01/2031(b)	5,000,000	4,421,705
3.38% to 06/01/2031 then SOFR + 1.97%, 06/01/2036(b)	4,750,000	3,682,438
		16,004,143
Food Products - 0.0%(d)
Mars, Inc., 2.38%, 07/16/2040(b)	4,960,000	3,463,483
Ground Transportation - 0.3%
ERAC USA Finance, LLC, 7.00%, 10/15/2037(b)	18,952,000	22,436,756
Healthcare Providers & Services - 1.5%
Baptist Health South Florida, Inc., 4.34%, 11/15/2041	14,760,000	13,271,556
Centene Corp.
3.00%, 10/15/2030	11,090,000	9,865,528
2.50%, 03/01/2031	11,000,000	9,353,728
Cleveland Clinic Foundation, 4.86%, 01/01/2114	17,636,000	16,595,804
Dignity Health, 5.27%, 11/01/2064	10,000,000	9,608,802
Hackensack Meridian Health, Inc., 2.68%, 09/01/2041	14,920,000	10,964,567
HCA, Inc., 5.45%, 09/15/2034	2,000,000	2,027,832
HumanGood California Obligated Group, 3.00%, 10/01/2028	2,335,000	2,251,713
New York and Presbyterian Hospital
4.76%, 08/01/2116	13,700,000	12,409,182
3.95%, 08/01/2119	5,000,000	3,786,330

The accompanying notes are an integral part of these financial statements.

9

Performance Trust Total Return Bond Fund
Schedule of Investments
August 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Healthcare Providers & Services - (Continued)
Orlando Health Obligated Group, 2.89%, 10/01/2035	$1,000,000	$850,624
Penn State Health, 3.81%, 11/01/2049	5,920,000	4,526,192
Piedmont Healthcare, Inc., 2.72%, 01/01/2042	12,924,000	9,423,224
Sutter Health, 3.16%, 08/15/2040	2,766,000	2,209,185
Toledo Hospital, 6.02%, 11/15/2048	6,980,000	7,310,670
UnitedHealth Group, Inc., 5.50%, 07/15/2044	5,000,000	5,163,397
		119,618,334
Hotel & Resort REITs - 0.1%
Host Hotels & Resorts LP
5.70%, 07/01/2034	2,000,000	2,029,716
5.50%, 04/15/2035	5,000,000	4,958,462
		6,988,178
Hotels, Restaurants & Leisure - 0.2%
Hilton Grand Vacations Borrower Escrow LLC, 6.63%, 01/15/2032(b)	4,000,000	4,051,172
Papa John’s International, Inc., 3.88%, 09/15/2029(b)	4,374,000	4,013,535
Station Casinos, LLC, 4.50%, 02/15/2028(b)	3,750,000	3,600,450
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028(b)	5,730,000	5,488,920
		17,154,077
Household Durables - 0.4%
Ashton Woods USA, LLC
6.63%, 01/15/2028(b)	2,570,000	2,590,987
4.63%, 04/01/2030(b)	4,100,000	3,862,523
KB Home, 4.80%, 11/15/2029	1,882,000	1,839,279
M/I Homes, Inc.
4.95%, 02/01/2028	4,588,000	4,511,359
3.95%, 02/15/2030	7,916,000	7,312,280
Meritage Homes Corp., 3.88%, 04/15/2029(b)	8,874,000	8,431,320
Tempur Sealy International, Inc., 3.88%, 10/15/2031(b)	5,241,000	4,612,418
		33,160,166
IT Services - 0.1%
Gartner, Inc.
3.63%, 06/15/2029(b)	1,125,000	1,062,976
3.75%, 10/01/2030(b)	3,250,000	3,011,706
		4,074,682
Life Sciences Tools & Services - 0.0%(d)
IQVIA, Inc., 5.00%, 10/15/2026(b)	2,000,000	1,988,176

	Par	Value
Machinery - 0.2%
AGCO Corp., 5.80%, 03/21/2034	$7,000,000	$7,208,293
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	13,782,000	12,538,067
		19,746,360
Media - 0.4%
CCO Holdings Capital Corp.
4.75%, 02/01/2032(b)	9,912,000	8,647,216
4.25%, 01/15/2034(b)	6,500,000	5,258,075
Charter Communications Operating, LLC, 3.50%, 03/01/2042	2,716,000	1,875,320
Sirius XM Radio, Inc.
5.00%, 08/01/2027(b)	2,317,000	2,266,919
3.88%, 09/01/2031(b)	15,124,000	12,991,418
		31,038,948
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Arbor Realty SR, Inc., 5.00%, 12/30/2028(b)	5,000,000	3,885,744
Arbor Realty Trust, Inc., 4.50%, 03/15/2027(b)	5,000,000	4,333,609
		8,219,353
Pharmaceuticals - 0.5%
Bristol-Myers Squibb Co.
4.13%, 06/15/2039	10,481,000	9,505,536
5.65%, 02/22/2064	10,500,000	10,858,401
Pfizer Investment Enterprises Pte Ltd., 5.11%, 05/19/2043	5,000,000	4,956,567
Wyeth, LLC, 5.95%, 04/01/2037	13,738,000	15,032,413
		40,352,917
Professional Services - 0.5%
Amentum Escrow Corp., 7.25%, 08/01/2032(b)	1,503,000	1,575,865
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028(b)	2,220,000	2,137,292
4.00%, 07/01/2029(b)	10,895,000	10,535,360
Leidos, Inc.
4.38%, 05/15/2030	6,310,000	6,141,126
2.30%, 02/15/2031	2,840,000	2,433,162
Science Applications International Corp., 4.88%, 04/01/2028(b)	14,388,000	13,968,608
		36,791,413
Real Estate Management & Development - 0.2%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/2028(b)	2,300,000	2,335,014
MMH Master LLC, 6.75%, 02/01/2044(b)	10,250,000	10,652,925

The accompanying notes are an integral part of these financial statements.

10

Performance Trust Total Return Bond Fund
Schedule of Investments
August 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Real Estate Management & Development - (Continued)
Wildflower Improvement Association, 6.63%, 03/01/2031(b)	$2,384,181	$2,342,145
		15,330,084
Retail REITs - 0.2%
American Finance Trust, Inc., 4.50%, 09/30/2028(b)	5,000,000	4,597,704
Simon Property Group LP, 6.75%, 02/01/2040	12,702,000	14,428,515
		19,026,219
Software - 0.4%
Open Text Corp.
3.88%, 02/15/2028(b)	7,875,000	7,471,854
3.88%, 12/01/2029(b)	6,680,000	6,163,072
Oracle Corp.
3.85%, 07/15/2036	10,200,000	8,980,087
6.50%, 04/15/2038	10,000,000	11,155,691
		33,770,704
Specialty Retail - 1.0%
Asbury Automotive Group, Inc., 5.00%, 02/15/2032(b)	11,700,000	11,026,621
AutoNation, Inc., 3.85%, 03/01/2032	11,525,000	10,548,926
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	18,014,000	17,056,728
Home Depot, Inc.
5.40%, 09/15/2040	11,497,000	12,004,446
4.88%, 02/15/2044	2,113,000	2,046,773
Ken Garff Automotive, LLC, 4.88%, 09/15/2028(b)	10,159,000	9,879,635
Lithia Motors, Inc.
3.88%, 06/01/2029(b)	1,120,000	1,039,782
4.38%, 01/15/2031(b)	7,000,000	6,457,986
Penske Automotive Group, Inc., 3.75%, 06/15/2029	11,950,000	11,132,701
		81,193,598
Technology Hardware, Storage & Peripherals - 0.3%
Dell International, LLC, 8.10%, 07/15/2036	18,910,000	23,287,790
Trading Companies & Distributors - 0.3%
Ashtead Capital, Inc.
4.25%, 11/01/2029(b)	5,000,000	4,815,178
5.50%, 08/11/2032(b)	8,553,000	8,647,132
5.95%, 10/15/2033(b)	2,492,000	2,588,460
Herc Holdings, Inc., 6.63%, 06/15/2029(b)	2,000,000	2,058,402

	Par	Value
United Rentals North America, Inc., 3.75%, 01/15/2032	$5,100,000	$4,606,874
		22,716,046
TOTAL CORPORATE BONDS (Cost $1,385,799,440)		1,370,047,599
ASSET-BACKED SECURITIES - 13.2%
American Credit Acceptance Receivables Trust
Series 2021-2, Class E, 2.54%, 07/13/2027(b)	10,000,000	9,878,731
Series 2021-3, Class E, 2.56%, 11/15/2027(b)	9,094,000	8,915,426
Series 2021-4, Class E, 3.12%, 02/14/2028(b)	5,700,000	5,586,422
Series 2022-2, Class C, 4.41%, 06/13/2028(b)	2,344,986	2,342,443
Series 2022-3, Class C, 4.86%, 10/13/2028(b)	1,894,995	1,892,440
Series 2022-4, Class C, 7.86%, 02/15/2029(b)	3,359,184	3,382,492
Series 2022-4, Class D, 8.00%, 02/15/2029(b)	7,500,000	7,700,760
Series 2023-1, Class C, 5.59%, 04/12/2029(b)	5,600,000	5,610,706
Series 2023-2, Class B, 5.61%, 06/14/2027(b)	4,000,000	3,998,271
Series 2023-2, Class C, 5.96%, 08/13/2029(b)	10,580,000	10,638,953
Series 2023-3, Class C, 6.44%, 10/12/2029(b)	7,020,000	7,116,346
Series 2023-4, Class C, 6.99%, 09/12/2030(b)	7,500,000	7,702,856
Series 2024-1, Class B, 5.60%, 11/12/2027(b)	5,000,000	5,010,482
Series 2024-1, Class C, 5.63%, 01/14/2030(b)	5,000,000	5,030,403
Series 2024-2, Class B, 6.10%, 12/13/2027(b)	5,750,000	5,800,525
Series 2024-2, Class C, 6.24%, 04/12/2030(b)	4,750,000	4,838,590
Series 2024-3, Class B, 5.66%, 08/14/2028(b)	8,000,000	8,071,718
Series 2024-3, Class C, 5.73%, 07/12/2030(b)	6,350,000	6,439,671
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D, 1.21%, 12/18/2026	2,360,000	2,282,877
Series 2023-1, Class A2A, 5.84%, 10/19/2026	3,000,867	3,003,378
Series 2023-2, Class A3, 5.81%, 05/18/2028	15,000,000	15,229,227
Series 2024-1, Class A2A, 5.75%, 02/18/2028	2,705,000	2,713,576
Series 2024-1, Class A3, 5.43%, 01/18/2029	12,000,000	12,166,261

The accompanying notes are an integral part of these financial statements.

11

Performance Trust Total Return Bond Fund
Schedule of Investments
August 31, 2024(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
CarMax Auto Owner Trust
Series 2022-3, Class D, 6.20%, 01/16/2029	$6,250,000	$6,359,075
Series 2023-1, Class A2A, 5.23%, 01/15/2026	314,683	314,614
Series 2023-2, Class A2A, 5.50%, 06/15/2026	5,603,675	5,604,994
Series 2023-3, Class A2A, 5.72%, 11/16/2026	4,453,780	4,459,597
Series 2024-1, Class A2A, 5.30%, 03/15/2027	7,777,709	7,782,550
Series 2024-1, Class B, 5.17%, 08/15/2029	4,400,000	4,475,814
Series 2024-2, Class A3, 5.50%, 01/16/2029	13,000,000	13,275,920
CNH Equipment Trust
Series 2023-A, Class A2, 5.34%, 09/15/2026	4,367,850	4,368,948
Series 2023-B, Class A3, 5.60%, 02/15/2029	5,000,000	5,103,217
Series 2024-A, Class A2, 5.19%, 07/15/2027	8,025,000	8,027,424
CPS Auto Trust
Series 2021-D, Class E, 4.06%, 12/15/2028(b)	5,000,000	4,851,210
Series 2023-A, Class C, 5.54%, 04/16/2029(b)	2,500,000	2,506,110
Series 2024-C, Class B, 5.68%, 12/15/2028(b)	3,920,000	3,965,336
DT Auto Owner Trust, Series 2020-2A, Class D, 4.73%, 03/16/2026(b)	527,293	527,012
Enterprise Fleet Financing, Series 2024-1, Class A2, 5.23%, 03/20/2030(b)	7,000,000	7,045,240
Enterprise Fleet Financing LLC
Series 2024-3, Class A2, 5.31%, 04/20/2027(b)	3,250,000	3,273,847
Series 2024-3, Class A3, 4.98%, 08/21/2028(b)	3,000,000	3,041,855
Exeter Automobile Receivables Trust
Series 2020-2A, Class E, 7.19%, 09/15/2027(b)	9,948,822	10,011,606
Series 2021-2A, Class D, 1.40%, 04/15/2027	1,234,981	1,196,287
Series 2021-2A, Class E, 2.90%, 07/17/2028(b)	1,500,000	1,448,248
Series 2021-3A, Class E, 3.04%, 12/15/2028(b)	5,000,000	4,766,578
Series 2022-2A, Class D, 4.56%, 07/17/2028	2,860,000	2,832,462
Series 2022-4A, Class B, 4.57%, 01/15/2027	745,738	745,353
Series 2022-4A, Class C, 4.92%, 12/15/2028	4,000,000	3,989,022

	Par	Value
Series 2022-5A, Class B, 5.97%, 03/15/2027	$2,801,597	$2,802,356
Series 2022-5A, Class C, 6.51%, 12/15/2027	5,060,000	5,090,587
Series 2022-6A, Class B, 6.03%, 08/16/2027	7,639,532	7,648,149
Series 2022-6A, Class C, 6.32%, 05/15/2028	5,202,000	5,250,017
Series 2023-1A, Class D, 6.69%, 06/15/2029	2,960,000	3,027,264
Series 2023-2A, Class A3, 5.60%, 08/17/2026	1,896,187	1,896,045
Series 2023-2A, Class B, 5.61%, 09/15/2027	5,623,000	5,638,771
Series 2023-3A, Class A3, 6.04%, 07/15/2026	3,005,332	3,005,815
Series 2023-4A, Class B, 6.31%, 10/15/2027	7,945,000	7,994,327
Series 2023-4A, Class C, 6.51%, 08/15/2028	5,000,000	5,089,571
Series 2023-5A, Class B, 6.58%, 04/17/2028	5,330,000	5,419,142
Series 2024-1A, Class A3, 5.31%, 08/16/2027	8,612,000	8,623,514
Series 2024-1A, Class B, 5.29%, 08/15/2028	7,000,000	7,026,935
Series 2024-2A, Class C, 5.74%, 05/15/2029	5,000,000	5,076,601
Series 2024-3A, Class A3, 5.65%, 12/15/2027	4,000,000	4,034,498
Series 2024-3A, Class C, 5.70%, 07/16/2029	3,250,000	3,308,765
Series 2024-4A, Class A3, 5.28%, 08/15/2030	4,300,000	4,323,142
Series 2024-4A, Class B, 5.29%, 08/15/2030	1,800,000	1,812,127
Series 2024-4A, Class C, 5.48%, 08/15/2030	1,200,000	1,213,127
First Investors Auto Owner Trust
Series 2021-1A, Class C, 1.17%, 03/15/2027(b)	942,341	932,027
Series 2022-1A, Class C, 3.13%, 05/15/2028(b)	5,000,000	4,876,670
Flagship Credit Auto Trust
Series 2020-2, Class D, 5.75%, 04/15/2026(b)	2,077,577	2,078,827
Series 2022-3, Class A3, 4.55%, 04/15/2027(b)	5,637,565	5,620,184
Series 2023-1, Class A2, 5.38%, 12/15/2026(b)	1,270,807	1,270,158
Series 2023-2, Class A2, 5.76%, 04/15/2027(b)	4,518,715	4,521,749
Ford Credit Auto Owner Trust
Series 2023-B, Class A2A, 5.57%, 06/15/2026	6,198,657	6,202,407
Series 2023-B, Class A3, 5.23%, 05/15/2028	7,120,000	7,187,995

The accompanying notes are an integral part of these financial statements.

12

Performance Trust Total Return Bond Fund
Schedule of Investments
August 31, 2024(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
GLS Auto Receivables Trust
Series 2020-3A, Class E, 4.31%, 07/15/2027(b)	$4,765,000	$4,736,585
Series 2020-4A, Class E, 3.51%, 10/15/2027(b)	7,500,000	7,392,091
Series 2021-1A, Class E, 3.14%, 01/18/2028(b)	3,250,000	3,170,519
Series 2021-2A, Class E, 2.87%, 05/15/2028(b)	5,410,000	5,174,672
Series 2021-3A, Class E, 3.20%, 10/16/2028(b)	5,700,000	5,423,001
Series 2021-4A, Class C, 1.94%, 10/15/2027(b)	6,151,980	6,076,294
Series 2021-4A, Class E, 4.43%, 10/16/2028(b)	5,000,000	4,817,252
Series 2022-2A, Class B, 4.70%, 09/15/2026(b)	2,212,102	2,209,629
Series 2022-3A, Class B, 4.92%, 01/15/2027(b)	2,312,372	2,308,451
Series 2023-1A, Class B, 6.19%, 06/15/2027(b)	1,901,000	1,904,954
Series 2023-1A, Class C, 6.38%, 12/15/2028(b)	7,172,000	7,249,351
Series 2023-2A, Class A2, 5.70%, 01/15/2027(b)	1,990,550	1,991,430
Series 2023-2A, Class B, 5.52%, 11/15/2027(b)	7,800,000	7,820,596
Series 2023-2A, Class C, 5.69%, 03/15/2029(b)	7,893,000	7,917,333
Series 2023-3A, Class C, 6.01%, 05/15/2029(b)	5,000,000	5,067,996
Series 2023-4A, Class A3, 6.42%, 06/15/2027(b)	2,075,000	2,097,211
Series 2023-4A, Class B, 6.57%, 03/15/2028(b)	10,000,000	10,175,270
Series 2024-1A, Class A3, 5.40%, 09/15/2027(b)	8,500,000	8,534,712
Series 2024-1A, Class B, 5.49%, 07/17/2028(b)	10,000,000	10,094,618
Series 2024-1A, Class C, 5.64%, 12/17/2029(b)	3,500,000	3,548,244
Series 2024-2A, Class A3, 5.64%, 01/18/2028(b)	10,000,000	10,099,871
Series 2024-2A, Class B, 5.77%, 11/15/2028(b)	10,000,000	10,150,531
Series 2024-2A, Class C, 6.03%, 02/15/2030(b)	3,250,000	3,325,699
Series 2024-3A, Class A3, 5.02%, 04/17/2028(b)	8,000,000	8,015,478
Series 2024-3A, Class B, 5.08%, 01/16/2029(b)	7,137,000	7,157,363
Series 2024-3A, Class C, 5.21%, 02/18/2031(b)	3,500,000	3,511,157

	Par	Value
GM Financial Consumer Automobile Receivables Trust
Series 2023-2, Class A2A, 5.10%, 05/18/2026	$2,438,329	$2,436,869
Series 2023-3, Class A2A, 5.74%, 09/16/2026	4,384,404	4,390,490
Series 2024-2, Class A3, 5.10%, 03/16/2029	6,000,000	6,085,651
Honda Auto Receivables Owner Trust
Series 2023-2, Class A2, 5.41%, 04/15/2026	4,959,573	4,960,252
Series 2023-2, Class A3, 4.93%, 11/15/2027	7,662,000	7,687,678
Series 2023-3, Class A3, 5.41%, 02/18/2028	12,586,000	12,708,522
Series 2024-1, Class A2, 5.36%, 09/15/2026	15,000,000	15,018,579
Series 2024-1, Class A3, 5.21%, 08/15/2028	8,500,000	8,607,649
John Deere Owner Trust
Series 2023-B, Class A2, 5.59%, 06/15/2026	4,896,352	4,899,779
Series 2023-C, Class A3, 5.48%, 05/15/2028	5,000,000	5,068,570
NextGear Floorplan Master Trust, Series 2024-1A, Class A2, 5.12%, 03/15/2029(b)	10,000,000	10,158,604
Santander Consumer USA Holdings, Inc.
Series 2024-4, Class A3, 4.85%, 01/16/2029	13,500,000	13,522,505
Series 2024-4, Class C, 4.95%, 04/15/2030	6,500,000	6,514,361
Santander Drive Auto Receivables Trust
Series 2022-2, Class B, 3.44%, 09/15/2027	7,495,774	7,432,788
Series 2022-2, Class C, 3.76%, 07/16/2029	5,075,000	4,990,310
Series 2022-4, Class A3, 4.14%, 02/16/2027	1,402,077	1,399,595
Series 2022-5, Class C, 4.74%, 10/16/2028	8,000,000	7,970,969
Series 2022-6, Class A3, 4.49%, 11/16/2026	931,777	930,972
Series 2022-6, Class B, 4.72%, 06/15/2027	14,955,000	14,908,059
Series 2022-7, Class A3, 5.75%, 04/15/2027	3,705,223	3,707,926
Series 2022-7, Class B, 5.95%, 01/17/2028	10,000,000	10,075,624
Series 2022-7, Class C, 6.69%, 03/17/2031	9,695,000	9,981,417
Series 2023-1, Class B, 4.98%, 02/15/2028	19,386,000	19,362,493

The accompanying notes are an integral part of these financial statements.

13

Performance Trust Total Return Bond Fund
Schedule of Investments
August 31, 2024(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Series 2023-1, Class C, 5.09%, 05/15/2030	$10,000,000	$10,047,042
Series 2023-2, Class A3, 5.21%, 07/15/2027	9,223,689	9,218,227
Series 2023-2, Class B, 5.24%, 05/15/2028	1,360,000	1,363,056
Series 2023-2, Class C, 5.47%, 12/16/2030	5,000,000	5,080,315
Series 2023-3, Class A3, 5.61%, 10/15/2027	6,003,000	6,017,974
Series 2023-4, Class A3, 5.73%, 04/17/2028	14,300,000	14,418,305
Series 2023-4, Class B, 5.77%, 12/15/2028	4,379,000	4,452,139
Series 2023-5, Class B, 6.16%, 12/17/2029	4,500,000	4,615,215
Series 2023-6, Class A3, 5.93%, 07/17/2028	4,280,000	4,342,360
Series 2023-6, Class C, 6.40%, 03/17/2031	5,000,000	5,235,211
Series 2024-1, Class A3, 5.35%, 02/15/2028	7,250,000	7,279,770
Series 2024-1, Class A3, 5.25%, 04/17/2028	15,000,000	15,068,598
Series 2024-1, Class B, 5.31%, 01/16/2029	7,320,000	7,385,022
Series 2024-1, Class C, 5.45%, 03/15/2030	1,000,000	1,011,412
Series 2024-2, Class A3, 5.63%, 11/15/2028	12,300,000	12,475,876
Series 2024-2, Class B, 5.78%, 07/16/2029	10,000,000	10,254,926
Series 2024-3, Class A3, 5.63%, 01/16/2029	7,000,000	7,102,729
Series 2024-3, Class B, 5.55%, 09/17/2029	8,600,000	8,765,730
Series 2024-3, Class C, 5.64%, 08/15/2030	3,500,000	3,580,445
SBNA Auto Receivables Trust, Series 2024-A, Class A3, 5.32%, 12/15/2028(b)	6,285,000	6,327,500
Toyota Auto Receivables Owner Trust
Series 2022-C, Class A3, 3.76%, 04/15/2027	7,472,660	7,414,036
Series 2023-A, Class A2, 5.05%, 01/15/2026	934,983	934,571
Series 2023-C, Class A2A, 5.60%, 08/17/2026	5,176,891	5,183,072
Series 2023-C, Class A3, 5.16%, 04/17/2028	5,124,000	5,166,996
Westlake Automobile Receivables Trust
Series 2021-1A, Class E, 2.33%, 08/17/2026(b)	8,370,000	8,210,765

	Par	Value
Series 2021-2A, Class D, 1.23%, 12/15/2026(b)	$8,385,000	$8,209,207
Series 2021-2A, Class E, 2.38%, 03/15/2027(b)	2,225,000	2,161,396
Series 2021-3A, Class E, 3.42%, 04/15/2027(b)	10,030,000	9,818,373
Series 2022-1A, Class C, 3.11%, 03/15/2027(b)	4,716,107	4,684,016
Series 2022-2A, Class A3, 3.75%, 04/15/2026(b)	63,441	63,399
Series 2022-2A, Class B, 4.31%, 09/15/2027(b)	8,825,000	8,802,857
Series 2022-2A, Class D, 5.48%, 09/15/2027(b)	10,385,000	10,409,010
Series 2022-3A, Class B, 5.99%, 12/15/2027(b)	10,000,000	10,026,639
Series 2022-3A, Class C, 6.44%, 12/15/2027(b)	5,160,000	5,214,955
Series 2023-1A, Class A3, 5.21%, 01/18/2028(b)	11,000,000	10,991,103
Series 2023-1A, Class B, 5.41%, 01/18/2028(b)	3,750,000	3,757,697
Series 2023-1A, Class C, 5.74%, 08/15/2028(b)	6,275,000	6,323,999
Series 2023-2A, Class A3, 5.80%, 02/16/2027(b)	10,000,000	10,028,669
Series 2023-2A, Class B, 6.14%, 03/15/2028(b)	5,690,000	5,740,983
Series 2023-2A, Class C, 6.29%, 03/15/2028(b)	8,760,000	8,872,854
Series 2023-3A, Class A3, 5.82%, 05/17/2027(b)	6,655,000	6,702,910
Series 2023-3A, Class B, 5.92%, 09/15/2028(b)	2,818,000	2,852,310
Series 2023-3A, Class C, 6.02%, 09/15/2028(b)	6,350,000	6,451,871
Series 2023-4A, Class C, 6.64%, 11/15/2028(b)	8,060,000	8,279,811
Series 2024-1A, Class A3, 5.44%, 05/17/2027(b)	7,250,000	7,297,505
Series 2024-1A, Class B, 5.55%, 11/15/2027(b)	10,000,000	10,066,502
Series 2024-1A, Class C, 5.65%, 02/15/2029(b)	6,330,000	6,396,092
Series 2024-2A, Class A3, 5.56%, 02/15/2028(b)	10,000,000	10,096,482
Series 2024-2A, Class B, 5.62%, 03/15/2030(b)	7,000,000	7,089,356
Series 2024-2A, Class C, 5.68%, 03/15/2030(b)	5,000,000	5,077,903
World Omni Auto Receivables Trust
Series 2023-A, Class A2A, 5.18%, 07/15/2026	1,603,702	1,603,135
Series 2023-B, Class A2A, 5.25%, 11/16/2026	3,308,544	3,307,674

The accompanying notes are an integral part of these financial statements.

14

Performance Trust Total Return Bond Fund
Schedule of Investments
August 31, 2024(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
World Omni Select Auto Trust
Series 2024-A, Class A2A, 5.37%, 02/15/2028	$3,000,000	$3,012,014
Series 2024-A, Class A3, 4.98%, 02/15/2030	2,000,000	2,019,908
TOTAL ASSET-BACKED SECURITIES (Cost $1,056,951,746)		1,065,395,535
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 13.1%
Arbor Multifamily Mortgage Securities Trust
Series 2022-MF4, Class B, 3.39%, 02/15/2055(b)(e)	7,852,000	6,786,331
Series 2022-MF4, Class XD, 1.39%, 02/15/2055(b)(e)(g)	19,700,000	1,536,157
BANK
Series 2017-BN4, Class A3, 3.36%, 05/15/2050	9,946,550	9,640,706
Series 2017-BN5, Class A4, 3.13%, 06/15/2060	12,685,000	12,160,947
Series 2017-BN8, Class A3, 3.23%, 11/15/2050	4,782,688	4,553,538
Series 2018-BN10, Class D, 2.60%, 02/15/2061(b)	2,000,000	1,622,781
Series 2019-BN16, Class XA, 1.10%, 02/15/2052(e)(g)	75,109,503	2,403,399
Series 2019-BN17, Class XB, 0.71%, 04/15/2052(e)(g)	123,653,000	2,954,256
Series 2019-BN17, Class XD, 1.74%, 04/15/2052(b)(e)(g)	11,541,000	708,577
Series 2019-BN19, Class A2, 2.93%, 08/15/2061	2,000,000	1,825,567
Series 2019-BN21, Class ASB, 2.81%, 10/17/2052	6,582,000	6,267,377
Series 2019-BN21, Class XD, 1.23%, 10/17/2052(b)(e)(g)	18,699,333	894,008
Series 2019-BN23, Class C, 3.62%, 12/15/2052(e)	8,713,000	7,344,762
Series 2019-BN23, Class XB, 0.26%, 12/15/2052(e)(g)	238,421,000	2,223,633
Series 2019-BN24, Class ASB, 2.93%, 11/15/2062	3,250,000	3,114,514
Series 2019-BN24, Class XB, 0.30%, 11/15/2062(e)(g)	174,693,000	1,877,059
Series 2020-BN25, Class B, 3.04%, 01/15/2063(e)	2,574,500	2,217,497
Series 2020-BN25, Class XA, 0.99%, 01/15/2063(e)(g)	157,574,103	5,765,022
Series 2020-BN26, Class A2, 2.04%, 03/15/2063	5,161,575	4,735,587
Series 2020-BN26, Class XB, 0.71%, 03/15/2063(e)(g)	226,593,000	6,730,379
Series 2020-BN28, Class B, 2.34%, 03/15/2063	1,938,000	1,604,941

	Par	Value
Series 2020-BN28, Class XB, 1.09%, 03/15/2063(e)(g)	$29,969,467	$1,526,726
Series 2020-BN29, Class B, 2.42%, 11/15/2053	2,625,000	2,111,732
Series 2020-BN29, Class C, 3.14%, 11/15/2053(e)	1,170,000	926,324
Series 2020-BN29, Class D, 2.50%, 11/15/2053(b)	1,250,000	899,420
Series 2020-BN29, Class XB, 0.73%, 11/15/2053(e)(g)	132,417,000	4,571,406
Series 2020-BN30, Class B, 2.45%, 12/15/2053(e)	1,090,000	883,810
Series 2020-BN30, Class C, 2.76%, 12/15/2053(e)	5,450,000	4,251,822
Series 2020-BN30, Class D, 2.50%, 12/15/2053(b)(e)	9,150,000	6,601,448
Series 2021-BN31, Class ASB, 1.74%, 02/15/2054	7,704,000	7,007,183
Series 2021-BN32, Class C, 3.37%, 04/15/2054(e)	800,000	651,788
Series 2021-BN32, Class D, 2.50%, 04/15/2054(b)	5,000,000	3,723,591
Series 2021-BN34, Class AS, 2.57%, 06/15/2063	1,500,000	1,226,542
Series 2021-BN34, Class B, 2.75%, 06/15/2063(e)	8,000,000	6,371,430
Series 2021-BN34, Class XA, 1.08%, 06/15/2063(e)(g)	95,472,124	4,467,694
Series 2021-BN35, Class B, 2.53%, 06/15/2064	2,365,000	1,944,330
Series 2021-BN35, Class C, 2.90%, 06/15/2064(e)	8,755,000	6,859,384
Series 2021-BN35, Class XA, 1.14%, 06/15/2064(e)(g)	105,598,014	5,346,153
Series 2021-BN38, Class XA, 0.92%, 12/15/2064(e)(g)	40,143,643	1,849,602
Series 2022-BN40, Class D, 2.50%, 03/15/2064(b)	3,955,000	2,759,297
Series 2023-BN45, Class XD, 2.49%, 02/15/2056(b)(e)(g)	22,611,000	3,402,397
Series 2024-BNK47, Class XA, 1.04%, 06/15/2057(e)(g)	65,135,285	4,009,181
Series 2024-BNK47, Class XB, 0.61%, 06/15/2057(e)(g)	220,695,000	7,340,272
BANK5
Series 2023-5YR3, Class A2, 6.26%, 09/15/2056	9,995,908	10,512,872
Series 2023-5YR3, Class B, 7.56%, 09/15/2056(e)	2,000,000	2,130,486
Series 2023-5YR4, Class AS, 7.27%, 12/15/2056(e)	7,500,000	8,026,305
Series 2024-5YR6, Class XA, 0.98%, 05/15/2057(b)(e)(g)	112,690,361	3,447,063
Series 2024-5YR7, Class AS, 6.49%, 06/15/2057(e)	7,000,000	7,321,666
Series 2024-5YR7, Class XA, 1.57%, 06/15/2057(e)(g)	142,420,811	7,830,738

The accompanying notes are an integral part of these financial statements.

15

Performance Trust Total Return Bond Fund
Schedule of Investments
August 31, 2024(Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2024-5YR8, Class B, 6.91%, 08/15/2057(e)	$7,000,000	$7,343,041
Series 2024-5YR8, Class C, 7.00%, 08/15/2057(e)	6,000,000	6,054,871
Series 2024-5YR9, Class AS, 6.18%, 08/15/2057(e)	8,200,000	8,479,303
Barclays Commercial Mortgage Trust, Series 2019-C3, Class ASB, 3.46%, 05/15/2052	1,969,258	1,923,608
BBCMS Trust
Series 2020-C6, Class XA, 1.15%, 02/15/2053(e)(g)	92,009,198	3,887,407
Series 2020-C6, Class XB, 0.79%, 02/15/2053(e)(g)	59,000,000	2,044,120
Series 2020-C7, Class XA, 1.72%, 04/15/2053(e)(g)	21,705,665	1,194,667
Series 2020-C7, Class XB, 1.10%, 04/15/2053(e)(g)	17,140,000	852,089
Series 2021-C10, Class XA, 1.40%, 07/15/2054(e)(g)	73,464,103	4,429,290
Series 2021-C10, Class XB, 1.14%, 07/15/2054(e)(g)	74,931,500	4,340,077
Series 2021-C11, Class XB, 1.08%, 09/15/2054(e)(g)	29,540,000	1,715,208
Series 2021-C12, Class B, 2.76%, 11/15/2054	9,000,000	7,196,348
Series 2021-C12, Class XA, 1.06%, 11/15/2054(e)(g)	101,096,218	4,807,813
Series 2021-C12, Class XB, 0.71%, 11/15/2054(e)(g)	59,992,000	2,295,318
Series 2021-C9, Class AS, 2.53%, 02/15/2054	8,500,000	7,259,518
Series 2021-C9, Class ASB, 1.96%, 02/15/2054	10,000,000	9,169,240
Series 2021-C9, Class XB, 1.11%, 02/15/2054(e)(g)	68,467,000	3,698,765
Series 2022-C14, Class XA, 0.83%, 02/15/2055(e)(g)	98,039,413	3,690,753
Series 2022-C14, Class XB, 0.37%, 02/15/2055(e)(g)	166,823,000	3,643,164
Series 2022-C15, Class XD, 1.46%, 04/15/2055(b)(e)(g)	25,000,000	2,185,305
Series 2022-C17, Class XA, 1.32%, 09/15/2055(e)(g)	65,037,797	4,788,460
Series 2022-C17, Class XB, 0.66%, 09/15/2055(e)(g)	52,655,000	2,144,628
Series 2023-C19, Class A2B, 5.75%, 04/15/2056	10,000,000	10,188,518
Series 2023-C21, Class A2, 6.51%, 09/15/2056(e)	10,130,000	10,669,765
Series 2024-5C27, Class XA, 1.04%, 07/15/2057(b)(e)(g)	58,995,994	2,025,492
Series 2024-C24, Class XA, 1.86%, 02/15/2057(e)(g)	63,456,106	6,754,230

	Par	Value
Series 2024-C24, Class XB, 1.57%, 02/15/2057(e)(g)	$32,630,000	$3,178,635
Series 2024-C26, Class XA, 1.24%, 05/15/2057(e)(g)	111,953,318	8,735,964
Series 2024-C28, Class AS, 5.84%, 09/15/2057	5,000,000	5,201,151
Series 2024-C28, Class XA, 1.33%, 09/15/2057(e)(g)	36,500,000	3,022,131
Series 2024-C28, Class XB, 0.82%, 09/15/2057(b)(e)(g)	154,907,000	8,117,204
Benchmark Mortgage Trust
Series 2019-B12, Class XB, 0.58%, 08/15/2052(b)(e)(g)	93,260,000	1,659,142
Series 2019-B13, Class XB, 0.53%, 08/15/2057(b)(e)(g)	82,774,000	1,462,799
Series 2019-B13, Class XD, 1.63%, 08/15/2057(b)(e)(g)	12,071,000	751,050
Series 2019-B9, Class XA, 1.18%, 03/15/2052(e)(g)	28,337,167	1,048,158
Series 2019-B9, Class XD, 2.16%, 03/15/2052(b)(e)(g)	11,513,000	835,567
Series 2020-B16, Class XA, 1.04%, 02/15/2053(e)(g)	118,539,636	4,592,972
Series 2020-B16, Class XB, 0.30%, 02/15/2053(b)(e)(g)	70,467,000	835,992
Series 2020-B20, Class XB, 0.70%, 10/15/2053(e)(g)	79,394,000	2,228,590
Series 2020-B21, Class AAB, 1.80%, 12/17/2053	5,966,000	5,473,991
Series 2021-B23, Class AAB, 1.77%, 02/15/2054	5,000,000	4,506,440
Series 2021-B23, Class XA, 1.37%, 02/15/2054(e)(g)	66,055,203	3,679,433
Series 2021-B23, Class XB, 1.01%, 02/15/2054(b)(e)(g)	105,441,000	5,310,473
Series 2021-B24, Class ASB, 2.26%, 03/15/2054	6,400,000	5,852,957
Series 2021-B24, Class XA, 1.26%, 03/15/2054(e)(g)	66,302,520	3,264,192
Series 2021-B24, Class XB, 0.71%, 03/15/2054(e)(g)	99,123,000	3,452,464
Series 2021-B25, Class XA, 1.20%, 04/15/2054(e)(g)	78,553,672	4,117,516
Series 2021-B25, Class XB, 0.78%, 04/15/2054(e)(g)	93,350,000	3,607,109
Series 2021-B26, Class B, 2.69%, 06/15/2054(e)	6,000,000	4,761,511
Series 2021-B26, Class C, 2.99%, 06/15/2054(e)	1,650,000	1,191,462
Series 2021-B26, Class D, 2.00%, 06/15/2054(b)	2,250,000	1,441,389
Series 2021-B26, Class XD, 1.48%, 06/15/2054(b)(e)(g)	10,836,000	839,975
Series 2021-B27, Class B, 2.36%, 07/15/2054	6,000,000	4,545,865
Series 2021-B27, Class C, 2.70%, 07/15/2054	2,000,000	1,399,046

The accompanying notes are an integral part of these financial statements.

16

Performance Trust Total Return Bond Fund
Schedule of Investments
August 31, 2024(Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2021-B27, Class D, 2.00%, 07/15/2054(b)	$5,000,000	$2,995,486
Series 2021-B27, Class XA, 1.37%, 07/15/2054(e)(g)	51,638,874	2,917,994
Series 2021-B27, Class XD, 1.60%, 07/15/2054(b)(e)(g)	28,014,000	2,390,471
Series 2021-B28, Class XA, 1.38%, 08/15/2054(e)(g)	98,817,852	6,032,415
Series 2021-B28, Class XB, 1.07%, 08/15/2054(e)(g)	32,491,000	1,855,538
Series 2021-B29, Class C, 2.75%, 09/15/2054(e)	5,300,000	4,186,261
Series 2021-B29, Class D, 2.00%, 09/15/2054(b)	1,000,000	666,098
Series 2021-B29, Class E, 2.00%, 09/15/2054(b)	6,000,000	3,710,471
Series 2021-B29, Class XD, 1.41%, 09/15/2054(b)(e)(g)	27,615,000	2,038,335
Series 2021-B30, Class C, 2.99%, 11/15/2054(e)	8,181,000	6,016,267
Series 2021-B30, Class E, 2.00%, 11/15/2054(b)	2,250,000	1,245,543
Series 2021-B30, Class XB, 0.59%, 11/15/2054(b)(e)(g)	83,683,000	2,852,285
Series 2021-B30, Class XD, 1.41%, 11/15/2054(b)(e)(g)	18,582,000	1,392,485
Series 2021-B31, Class XA, 0.88%, 12/15/2054(e)(g)	142,785,719	5,920,553
Series 2021-B31, Class XB, 0.54%, 12/15/2054(b)(e)(g)	124,409,000	3,599,899
Series 2021-B31, Class XD, 1.26%, 12/15/2054(b)(e)(g)	31,991,000	2,247,956
Series 2022-B32, Class AS, 3.53%, 01/15/2055(e)	10,000,000	8,561,523
Series 2022-B32, Class XD, 1.64%, 01/15/2055(b)(e)(g)	39,202,000	3,369,083
Series 2022-B33, Class XD, 1.73%, 03/15/2055(b)(e)(g)	21,919,000	2,084,617
Series 2023-B38, Class A2, 5.63%, 04/15/2056	12,000,000	12,111,622
Series 2024-V5, Class AM, 6.42%, 01/10/2057(e)	5,900,000	6,155,843
Series 2024-V6, Class XA, 1.58%, 10/15/2028(e)(g)	117,539,521	6,081,695
Series 2024-V8, Class AM, 6.86%, 07/15/2057(e)	5,000,000	5,297,559
Series 2024-V9, Class AS, 6.06%, 08/15/2057(e)	3,500,000	3,610,278
BMO Mortgage Trust
Series 2022-C1, Class C, 3.62%, 02/17/2055(e)	2,000,000	1,647,416
Series 2022-C1, Class XD, 1.89%, 02/17/2055(b)(e)(g)	30,550,000	3,276,594
Series 2023-C5, Class A2, 6.52%, 06/15/2056	10,000,000	10,396,062

	Par	Value
Series 2023-C7, Class XA, 1.04%, 12/15/2056(b)(e)(g)	$100,343,190	$5,487,388
Series 2024-5C3, Class AS, 6.29%, 02/15/2057(e)	5,750,000	5,963,857
Series 2024-5C3, Class XA, 1.35%, 02/15/2057(e)(g)	101,189,000	4,263,922
Series 2024-C9, Class XA, 1.08%, 07/15/2057(e)(g)	50,007,587	3,440,372
Series 2024-C9, Class XB, 0.55%, 07/15/2057(e)(g)	181,757,000	6,369,020
California Housing Finance Agency
Series 2021-1, Class X, 0.80%, 11/20/2035(g)	27,496,173	1,310,743
Series 2021-3, Class X, 0.77%, 08/20/2036(g)	25,171,214	1,265,105
Cantor Commercial Real Estate Lending LP, Series 2019-CF2, Class XB, 0.75%, 11/15/2052(e)(g)	134,736,000	3,667,447
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class XB, 0.42%, 11/15/2050(e)(g)	40,062,667	372,058
Citigroup Commercial Mortgage Trust
Series 2016-C1, Class B, 4.12%, 05/10/2049	3,000,000	2,891,679
Series 2016-C1, Class C, 5.10%, 05/10/2049(e)	8,348,000	8,023,165
Series 2016-C2, Class B, 3.18%, 08/10/2049	2,483,500	2,329,908
Series 2016-P6, Class B, 4.30%, 12/10/2049(e)	6,835,000	6,035,785
Series 2017-B1, Class XB, 0.29%, 08/15/2050(e)(g)	38,016,000	204,142
Series 2017-C4, Class XA, 1.13%, 10/12/2050(e)(g)	30,473,850	738,866
Series 2017-C4, Class XB, 0.35%, 10/12/2050(e)(g)	42,746,500	337,501
Series 2017-P7, Class XB, 0.73%, 04/14/2050(e)(g)	45,124,000	606,588
Series 2017-P8, Class B, 4.19%, 09/15/2050	4,160,000	3,833,535
Series 2018-B2, Class XB, 0.53%, 03/10/2051(e)(g)	49,202,000	633,441
Series 2018-C5, Class XB, 0.49%, 06/10/2051(b)(e)(g)	28,400,000	360,728
Series 2018-C6, Class AAB, 4.34%, 11/10/2051	4,205,167	4,152,099
Series 2019-C7, Class B, 3.67%, 12/15/2072(e)	10,000,000	8,940,954
Series 2019-C7, Class XA, 0.98%, 12/15/2072(e)(g)	74,878,110	2,646,889
Series 2019-C7, Class XB, 0.41%, 12/15/2072(b)(e)(g)	50,711,000	708,874
Series 2019-C7, Class XD, 1.33%, 12/15/2072(b)(e)(g)	39,933,000	2,200,959

The accompanying notes are an integral part of these financial statements.

17

Performance Trust Total Return Bond Fund
Schedule of Investments
August 31, 2024(Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2019-GC41, Class AS, 3.02%, 08/10/2056	$10,339,000	$9,143,253
Series 2019-GC41, Class XA, 1.16%, 08/10/2056(e)(g)	49,173,779	1,813,244
Series 2020-GC46, Class XA, 1.09%, 02/15/2053(e)(g)	88,438,934	3,574,374
Series 2020-GC46, Class XB, 0.44%, 02/15/2053(b)(e)(g)	92,457,000	1,668,081
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2017-CD3, Class XB, 0.70%, 02/10/2050(e)(g)	61,857,000	871,305
Series 2018-CD7, Class ASB, 4.21%, 08/15/2051	2,562,000	2,534,383
Commercial Mortgage Pass Through Certificates
Series 2019-GC44, Class XD, 1.14%, 08/15/2057(b)(e)(g)	19,460,000	914,624
Series 2024-277P, Class A, 6.34%, 08/10/2044(b)	8,000,000	8,376,382
Computershare Corporate Trust
Series 2016-C37, Class D, 3.31%, 12/15/2049(b)(e)	9,625,000	8,578,201
Series 2017-C40, Class B, 4.38%, 10/15/2050(e)	2,000,000	1,847,405
Series 2017-C40, Class C, 4.44%, 10/15/2050(e)	1,670,000	1,486,697
Series 2018-C48, Class B, 4.90%, 01/15/2052(e)	5,000,000	4,729,920
Series 2019-C49, Class D, 3.00%, 03/15/2052(b)	3,250,000	2,644,442
Series 2019-C53, Class C, 3.58%, 10/15/2052(e)	3,275,000	2,778,654
Series 2024-C63, Class XA, 1.21%, 08/15/2057(e)(g)	65,445,552	5,066,173
Series 2024-C63, Class XB, 0.59%, 08/15/2057(e)(g)	147,039,000	5,283,052
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class XD, 0.50%, 04/15/2050(b)(e)(g)	62,192,000	103,382
Series 2016-C5, Class XD, 1.00%, 11/15/2048(b)(e)(g)	46,821,000	414,843
Series 2017-C8, Class XB, 0.43%, 06/15/2050(e)(g)	74,773,000	640,962
Series 2019-C17, Class XA, 1.46%, 09/15/2052(e)(g)	78,926,298	4,024,476
Series 2019-C18, Class C, 4.05%, 12/15/2052(e)	3,987,000	3,471,189
Series 2019-C18, Class XA, 1.13%, 12/15/2052(e)(g)	94,228,469	3,574,246
GS Mortgage Securities Corp. II
Series 2012-BWTR, Class A, 2.95%, 11/05/2034(b)	443,337	367,364

	Par	Value
Series 2012-BWTR, Class B, 3.26%, 11/05/2034(b)	$6,608,000	$3,654,247
Series 2015-GC32, Class B, 4.54%, 07/10/2048(e)	6,453,000	6,275,515
Series 2015-GC34, Class A3, 3.24%, 10/10/2048	8,905,503	8,736,808
Series 2016-GS3, Class B, 3.40%, 10/10/2049(e)	10,417,000	9,657,064
Series 2017-GS8, Class XB, 0.51%, 11/10/2050(e)(g)	44,642,000	505,106
Series 2018-GS10, Class XD, 1.55%, 07/10/2051(b)(e)(g)	24,049,000	1,265,341
Series 2019-GC38, Class XD, 2.06%, 02/10/2052(b)(e)(g)	20,916,000	1,505,335
Series 2019-GC39, Class XB, 0.78%, 05/10/2052(e)(g)	69,588,000	1,862,140
Series 2019-GC39, Class XD, 1.76%, 05/10/2052(b)(e)(g)	24,645,000	1,589,627
Series 2019-GSA1, Class XA, 0.93%, 11/10/2052(e)(g)	69,732,907	2,367,300
Series 2020-GC45, Class AAB, 2.84%, 02/13/2053	12,881,000	12,275,237
Series 2020-GSA2, Class XB, 1.05%, 12/12/2053(b)(e)(g)	73,324,000	3,724,925
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2007-CB20, Class X1, 0.00%, 02/12/2051(b)(e)(g)	107,062	0
Series 2017-JP6, Class XB, 0.70%, 07/15/2050(e)(g)	68,830,000	1,100,124
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class B, 4.37%, 07/15/2048(e)	3,585,000	2,893,937
Series 2015-C32, Class XD, 0.50%, 11/15/2048(b)(e)(g)	23,066,000	92,949
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class B, 3.64%, 12/15/2049(e)	5,500,000	4,946,262
Mcp Holding Co. LLC, Series 2015-GC30, Class B, 4.16%, 05/10/2050(e)	2,960,000	2,807,618
Morgan Stanley ABS Capital I, Inc., Series 2021-L7, Class XB, 0.52%, 10/15/2054(e)(g)	143,080,000	3,876,123
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class B, 4.28%, 07/15/2050(e)	3,845,000	3,726,166
Series 2015-C27, Class B, 4.64%, 12/15/2047(e)	3,000,000	2,911,643
Series 2016-C31, Class XD, 1.40%, 11/15/2049(b)(e)(g)	21,212,500	481,573
Series 2017-C34, Class B, 4.11%, 11/15/2052(e)	5,224,000	4,717,182

The accompanying notes are an integral part of these financial statements.

18

Performance Trust Total Return Bond Fund
Schedule of Investments
August 31, 2024(Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2017-C34, Class D, 2.70%, 11/15/2052(b)	$4,953,000	$2,978,866
Morgan Stanley Capital I Trust
Series 2016-BN2, Class XB, 0.65%, 11/15/2049(e)(g)	58,680,000	589,435
Series 2017-H1, Class B, 4.08%, 06/15/2050	1,270,000	1,188,713
Series 2017-H1, Class C, 4.28%, 06/15/2050(e)	7,959,000	7,267,098
Series 2017-H1, Class XD, 2.30%, 06/15/2050(b)(e)(g)	8,725,000	443,107
Series 2017-HR2, Class A3, 3.33%, 12/15/2050	11,639,332	11,131,381
Series 2017-HR2, Class C, 4.46%, 12/15/2050(e)	10,576,000	9,716,439
Series 2018-H3, Class ASB, 4.12%, 07/15/2051	4,922,276	4,863,615
Series 2018-H3, Class XB, 0.52%, 07/15/2051(e)(g)	135,712,000	1,764,514
Series 2018-H3, Class XD, 2.01%, 07/15/2051(b)(e)(g)	15,363,500	927,571
Series 2019-H7, Class C, 4.13%, 07/15/2052	9,593,000	8,600,758
Series 2019-H7, Class D, 3.00%, 07/15/2052(b)	2,402,000	1,871,387
Series 2019-H7, Class XB, 0.79%, 07/15/2052(e)(g)	130,723,000	3,692,846
Series 2019-L2, Class XB, 0.79%, 03/15/2052(e)(g)	127,093,000	3,213,953
Series 2021-L5, Class B, 3.10%, 05/15/2054	6,627,000	5,638,202
Series 2021-L5, Class D, 2.50%, 05/15/2054(b)	3,500,000	2,478,079
Series 2021-L5, Class XB, 0.84%, 05/15/2054(e)(g)	70,387,500	2,994,742
Series 2021-L6, Class B, 2.95%, 06/15/2054(e)	7,500,000	6,108,941
MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 1.14%, 12/15/2056(e)(g)	16,846,331	1,084,159
New Hampshire Business Finance Authority, Series 2023-2, Class X, 0.81%, 01/20/2038(e)(g)	33,000,000	1,853,280
UBS Commercial Mortgage Trust
Series 2017-C1, Class XB, 1.08%, 06/15/2050(e)(g)	13,000,000	285,314
Series 2017-C6, Class XB, 0.62%, 12/15/2050(e)(g)	63,420,500	1,057,239
Series 2017-C7, Class XB, 0.48%, 12/15/2050(e)(g)	170,396,000	2,043,883
Series 2018-C12, Class XA, 1.02%, 08/15/2051(e)(g)	40,434,535	1,118,160
Series 2018-C12, Class XB, 0.40%, 08/15/2051(e)(g)	139,858,000	1,720,757

	Par	Value
Series 2018-C13, Class ASB, 4.24%, 10/15/2051	$2,754,416	$2,714,172
Series 2018-C13, Class XB, 0.40%, 10/15/2051(e)(g)	128,678,000	1,781,264
Series 2018-C13, Class XD, 2.18%, 10/15/2051(b)(e)(g)	16,442,000	1,201,848
Series 2018-C14, Class XB, 0.38%, 12/15/2051(e)(g)	114,392,000	1,471,973
Series 2018-C8, Class A3, 3.72%, 02/15/2051	2,000,458	1,938,742
Series 2019-C17, Class XB, 0.99%, 10/15/2052(e)(g)	128,213,000	4,862,888
Series 2019-C18, Class AS, 3.38%, 12/15/2052(e)	9,000,000	7,901,324
Series 2019-C18, Class ASB, 2.99%, 12/15/2052	4,500,000	4,324,632
UBS-Barclays Commercial Mortgage Trust
Series 2019-C3, Class XB, 0.92%, 05/15/2052(e)(g)	56,340,000	1,843,777
Series 2019-C4, Class XB, 1.26%, 08/15/2052(e)(g)	43,170,000	2,068,111
Series 2019-C5, Class XB, 0.47%, 11/15/2052(e)(g)	174,774,000	2,571,834
Series 2019-C5, Class XD, 1.45%, 11/15/2052(b)(e)(g)	12,996,000	743,660
Washington State Housing Finance Commission, Series 2021-1, Class X, 0.73%, 12/20/2035(e)(g)	20,216,392	879,009
Wells Fargo Commercial Mortgage Trust
Series 2015-C28, Class C, 4.22%, 05/15/2048(e)	11,105,000	10,130,102
Series 2015-C28, Class D, 4.22%, 05/15/2048(e)	4,376,000	3,551,551
Series 2015-C30, Class B, 4.40%, 09/15/2058(e)	5,800,000	5,611,659
Series 2015-NXS1, Class B, 3.66%, 05/15/2048(e)	1,320,000	1,278,280
Series 2016-C37, Class C, 4.61%, 12/15/2049(e)	11,213,000	10,551,000
Series 2016-LC24, Class XB, 1.12%, 10/15/2049(e)(g)	66,264,075	1,175,028
Series 2017-C42, Class XB, 0.46%, 12/15/2050(e)(g)	116,750,000	1,256,463
Series 2017-RB1, Class XB, 0.88%, 03/15/2050(e)(g)	69,254,209	1,110,934
Series 2018-C43, Class C, 4.51%, 03/15/2051(e)	4,033,000	3,708,261
Series 2018-C45, Class B, 4.56%, 06/16/2051	3,317,000	3,172,342
Series 2018-C45, Class C, 4.73%, 06/15/2051	4,004,000	3,727,730
Series 2018-C47, Class AS, 4.67%, 09/15/2061(e)	8,000,000	7,836,670

The accompanying notes are an integral part of these financial statements.

19

Performance Trust Total Return Bond Fund
Schedule of Investments
August 31, 2024(Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2018-C47, Class XB, 0.27%, 09/15/2061(e)(g)	$164,144,000	$1,148,433
Series 2018-C48, Class ASB, 4.25%, 01/15/2052	6,012,117	5,941,575
Series 2018-C48, Class XB, 0.37%, 01/15/2052(e)(g)	138,642,000	1,653,334
Series 2019-C49, Class ASB, 3.93%, 03/15/2052	4,507,001	4,444,630
Series 2019-C49, Class B, 4.55%, 03/15/2052	8,947,000	8,569,582
Series 2019-C49, Class XB, 0.77%, 03/15/2052(e)(g)	125,812,000	3,174,413
Series 2019-C50, Class XB, 1.03%, 05/15/2052(e)(g)	36,427,311	1,313,725
Series 2019-C51, Class XB, 0.77%, 06/15/2052(e)(g)	130,394,000	3,589,421
Series 2019-C52, Class C, 3.56%, 08/15/2052	6,206,000	5,117,560
Series 2019-C52, Class XA, 1.71%, 08/15/2052(e)(g)	52,050,827	3,074,663
Series 2019-C52, Class XB, 1.22%, 08/15/2052(e)(g)	113,763,146	5,302,068
Series 2019-C53, Class B, 3.51%, 10/15/2052(e)	5,200,000	4,596,123
Series 2019-C53, Class XB, 0.58%, 10/15/2052(e)(g)	105,325,000	2,460,308
Series 2020-C55, Class XB, 0.94%, 02/15/2053(e)(g)	58,030,370	2,185,511
Series 2020-C56, Class ASB, 2.42%, 06/15/2053	2,250,000	2,113,698
Series 2020-C56, Class XB, 0.37%, 06/15/2053(e)(g)	127,035,000	1,852,704
Series 2020-C57, Class ASB, 1.91%, 08/15/2053	7,250,000	6,696,310
Series 2020-C57, Class C, 4.16%, 08/15/2053(e)	5,500,000	5,023,756
Series 2020-C57, Class D, 2.50%, 08/15/2053(b)	3,254,077	2,484,311
Series 2020-C57, Class XA, 2.19%, 08/15/2053(e)(g)	21,998,643	1,984,124
Series 2020-C57, Class XB, 0.81%, 08/15/2053(e)(g)	74,972,000	2,824,465
Series 2020-C58, Class XB, 1.24%, 07/15/2053(e)(g)	109,974,000	6,381,549
Series 2021-C59, Class C, 3.28%, 04/15/2054	7,648,000	5,804,254
Series 2021-C59, Class XB, 1.04%, 04/15/2054(e)(g)	65,782,000	3,316,880
Series 2021-C59, Class XD, 1.58%, 04/15/2054(b)(e)(g)	40,274,000	3,125,057
Series 2021-C60, Class B, 2.73%, 08/15/2054	7,114,678	5,878,205
Series 2021-C60, Class C, 2.74%, 08/15/2054	4,475,000	3,560,805

	Par	Value
Series 2021-C60, Class XA, 1.62%, 08/15/2054(e)(g)	$40,289,116	$2,865,612
Series 2021-C60, Class XB, 1.21%, 08/15/2054(e)(g)	40,551,000	2,534,154
Series 2021-C61, Class B, 3.11%, 11/15/2054	6,221,000	5,226,494
Series 2021-C61, Class XD, 1.53%, 11/15/2054(b)(e)(g)	9,132,000	759,412
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $1,163,082,002)		1,054,234,953
U.S. TREASURY SECURITIES - 11.4%
United States Treasury Notes/Bonds
4.25%, 11/15/2040	30,000,000	30,501,562
3.38%, 08/15/2042	30,000,000	26,603,906
4.00%, 11/15/2042	10,000,000	9,668,359
3.88%, 05/15/2043	100,000,000	94,628,906
4.38%, 08/15/2043	250,000,000	252,998,048
4.75%, 11/15/2043	225,000,000	239,027,344
4.50%, 02/15/2044	124,750,000	128,161,133
4.63%, 05/15/2044	60,000,000	62,625,000
3.13%, 08/15/2044	60,000,000	50,402,344
United States Treasury Strip Principal, 0.00%, 02/15/2044(a)	50,000,000	21,597,597
TOTAL U.S. TREASURY SECURITIES (Cost $871,230,020)		916,214,199
COLLATERALIZED LOAN OBLIGATIONS - 6.1%
Allegany Park CLO Ltd., Series 2019-1A, Class DR, 8.38% (3 mo. Term SOFR + 3.10%), 01/20/2035(b)	4,000,000	3,988,628
Anchorage Capital CLO Ltd., Series 2018-10A, Class BR, 7.00% (3 mo. Term SOFR + 1.70%), 10/15/2031(b)	7,500,000	7,500,000
Annisa CLO Ltd., Series 2016-2A, Class BRR, 6.78% (3 mo. Term SOFR + 1.50%), 07/20/2031(b)	13,925,000	13,923,983
Apidos CLO
Series 2013-12A, Class BRR, 6.75% (3 mo. Term SOFR + 1.45%), 04/15/2031(b)	6,200,000	6,205,499
Series 2013-12A, Class CRR, 7.10% (3 mo. Term SOFR + 1.80%), 04/15/2031(b)	5,000,000	4,999,595
Series 2013-12A, Class ER, 10.96% (3 mo. Term SOFR + 5.66%), 04/15/2031(b)	6,150,000	6,130,074

The accompanying notes are an integral part of these financial statements.

20

Performance Trust Total Return Bond Fund
Schedule of Investments
August 31, 2024(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Series 2013-15A, Class CRR, 7.39% (3 mo. Term SOFR + 2.11%), 04/20/2031(b)	$5,500,000	$5,500,561
Series 2013-15A, Class DRR, 8.24% (3 mo. Term SOFR + 2.96%), 04/20/2031(b)	5,000,000	5,001,490
Series 2015-22A, Class CR, 8.49% (3 mo. Term SOFR + 3.21%), 04/20/2031(b)	2,000,000	2,003,240
Series 2016-24A, Class DR, 11.34% (3 mo. Term SOFR + 6.06%), 10/20/2030(b)	2,550,000	2,545,869
Series 2016-25A, Class A2R2, 7.08% (3 mo. Term SOFR + 1.80%), 10/20/2031(b)	2,750,000	2,755,879
Series 2017-28A, Class A1B, 6.69% (3 mo. Term SOFR + 1.41%), 01/20/2031(b)	12,000,000	12,011,616
Series 2018-29A, Class B, 7.45% (3 mo. Term SOFR + 2.16%), 07/25/2030(b)	7,600,000	7,600,988
Series 2018-29A, Class C, 8.30% (3 mo. Term SOFR + 3.01%), 07/25/2030(b)	6,250,000	6,197,131
Series 2019-31A, Class ER, 12.16% (3 mo. Term SOFR + 6.86%), 04/15/2031(b)	4,400,000	4,402,574
Series 2019-32A, Class B1R, 6.78% (3 mo. Term SOFR + 1.50%), 01/20/2033(b)	7,160,000	7,148,616
Series 2023-45A, Class D, 10.48% (3 mo. Term SOFR + 5.20%), 04/26/2036(b)	1,750,000	1,791,165
Series 2023-46A, Class D, 10.28% (3 mo. Term SOFR + 5.00%), 10/24/2036(b)	1,000,000	1,037,146
Series XXXA, Class A2R, 6.70% (3 mo. Term SOFR + 1.50%), 10/18/2031(b)	9,000,000	9,000,000
Series XXXA, Class BR, 7.05% (3 mo. Term SOFR + 1.85%), 10/18/2031(b)	7,680,000	7,680,000
ARES CLO
Series 2014-32RA, Class B, 7.18% (3 mo. Term SOFR + 2.06%), 05/15/2030(b)	250,000	250,080
Series 2015-38A, Class A2R, 6.64% (3 mo. Term SOFR + 1.36%), 04/20/2030(b)	1,400,000	1,400,111
Series 2015-38A, Class DR, 8.04% (3 mo. Term SOFR + 2.76%), 04/20/2030(b)	7,450,000	7,452,242
Series 2015-4A, Class A3RR, 6.70% (3 mo. Term SOFR + 1.40%), 10/15/2030(b)	10,100,000	10,087,446

	Par	Value
Series 2015-4A, Class BRR, 7.05% (3 mo. Term SOFR + 1.75%), 10/15/2030(b)	$3,000,000	$2,999,760
Series 2018-47A, Class D, 8.26% (3 mo. Term SOFR + 2.96%), 04/15/2030(b)	3,165,000	3,167,035
Series 2018-48A, Class B, 7.12% (3 mo. Term SOFR + 1.84%), 07/20/2030(b)	1,450,000	1,452,408
Series 2018-48A, Class D, 8.24% (3 mo. Term SOFR + 2.96%), 07/20/2030(b)	1,050,000	1,050,319
Series 2022-66A, Class DR, 10.28% (3 mo. Term SOFR + 5.00%), 07/25/2036(b)	1,400,000	1,443,112
BCRED MML CLO, Series 2022-1A, Class C, 8.03% (3 mo. Term SOFR + 2.75%), 04/20/2035(b)	2,000,000	2,007,116
Blackstone, Inc.
Series 2017-1A, Class C, 9.24% (3 mo. Term SOFR + 3.96%), 04/20/2029(b)	3,850,000	3,857,723
Series 2017-1A, Class C, 7.95% (3 mo. Term SOFR + 2.66%), 01/17/2030(b)	7,650,000	7,657,367
Series 2017-1A, Class D, 8.84% (3mo. Term SOFR + 3.56%), 01/20/2030(b)	7,550,000	7,576,138
Series 2017-1A, Class D2, 11.15% (3mo. Term SOFR + 5.86%), 01/17/2030(b)	2,000,000	1,977,420
Series 2017-1A, Class E, 11.24% (3mo. Term SOFR + 5.96%), 01/20/2030(b)	1,150,000	1,152,435
Series 2018-1A, Class B, 6.95% (3mo. Term SOFR + 1.66%), 04/17/2030(b)	3,750,000	3,750,356
Series 2018-1A, Class D, 8.15% (3mo. Term SOFR + 2.86%), 04/17/2030(b)	1,600,000	1,597,126
Series 2018-1A, Class E, 10.95% (3mo. Term SOFR + 5.66%), 04/17/2030(b)	5,000,000	4,948,485
BlueMountain CLO Ltd.
Series 2014-2A, Class BR2, 7.29% (3mo. Term SOFR + 2.01%), 10/20/2030(b)	7,330,000	7,332,126
Series 2017-3A, Class A2, 6.71% (3mo. Term SOFR + 1.41%), 01/15/2030(b)	1,120,000	1,117,301
Series 2018-1A, Class B, 7.22% (3mo. Term SOFR + 1.96%), 07/30/2030(b)	9,496,770	9,507,786
Series 2018-3A, Class BR, 7.13% (3mo. Term SOFR + 1.85%), 10/25/2030(b)	1,000,000	995,746

The accompanying notes are an integral part of these financial statements.

21

Performance Trust Total Return Bond Fund
Schedule of Investments
August 31, 2024(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Bristol Park CLO, Series 2016-1A, Class AR, 6.55% (3mo. Term SOFR + 1.25%), 04/15/2029(b)	$2,514,145	$2,516,128
Carlyle Group, Inc.
Series 2014-1A, Class BR2, 6.95% (3mo. Term SOFR + 1.66%), 04/17/2031(b)	2,500,000	2,504,010
Series 2015-1A, Class BR3, 7.09% (3mo. Term SOFR + 1.81%), 07/20/2031(b)	7,500,000	7,504,350
Cedar Funding Ltd., Series 2018-7A, Class BR, 6.65% (3mo. Term SOFR + 1.55%), 01/20/2031(b)	8,835,000	8,835,000
Chenango Park CLO, Series 2018-1A, Class C, 8.56% (3mo. Term SOFR + 3.26%), 04/15/2030(b)	1,000,000	998,547
CIFC Funding Ltd.
Series 2017-4A, Class A1R, 6.49% (3mo. Term SOFR + 1.21%), 10/24/2030(b)	1,319,051	1,321,457
Series 2018-1A, Class C, 7.29% (3mo. Term SOFR + 2.01%), 04/18/2031(b)	3,750,000	3,748,695
Fillmore Park CLO, Series 2018-1A, Class E, 10.96% (3mo. Term SOFR + 5.66%), 07/15/2030(b)	1,000,000	1,000,582
Galaxy CLO Ltd., Series 2018-26A, Class BR, 6.72% (3mo. Term SOFR + 1.60%), 11/22/2031(b)	3,850,000	3,854,555
Goldentree Loan Opportunities Ltd.
Series 2019-4A, Class E, 10.29% (3mo. Term SOFR + 5.01%), 04/24/2031(b)	8,000,000	8,003,760
Series 2019-5A, Class DRR, 8.07% (3mo. Term SOFR + 2.80%), 10/20/2032(b)	5,000,000	4,995,720
Series 2019-5A, Class E, 10.39% (3mo. Term SOFR + 5.11%), 10/20/2032(b)	7,500,000	7,493,033
Series 2022-16A, Class DR, 10.03% (3mo. Term SOFR + 4.75%), 01/20/2034(b)	3,500,000	3,534,916
Series 2023-17A, Class D, 10.28% (3mo. Term SOFR + 5.00%), 07/20/2036(b)	1,750,000	1,796,634
Golub Capital BDC, Inc., Series 2021-1A, Class C1, 8.36% (3mo. Term SOFR + 3.06%), 04/15/2033(b)	7,000,000	7,006,272

	Par	Value
Hartwick Park CLO Ltd., Series 2023-1A, Class D, 9.78% (3mo. Term SOFR + 4.50%), 01/21/2036(b)	$5,000,000	$5,049,950
Invesco CLO Ltd., Series 2024-1RA, Class BR, 7.40% (3mo. Term SOFR + 2.10%), 04/15/2037(b)	8,000,000	8,062,016
KKR CLO Trust
Series 15, Class BR2, 6.77% (3mo. Term SOFR + 1.55%), 01/18/2032(b)	3,350,000	3,349,900
Series 20, Class BR, 0.00% (3mo. Term SOFR + 1.55%), 10/16/2030	15,000,000	15,000,000
Series 23, Class BR, 0.00% (3mo. Term SOFR + 1.55%), 10/20/2031(b)	10,000,000	10,000,000
LCM LP
Series 15A, Class DR, 9.24% (3mo. Term SOFR + 3.96%), 07/20/2030(b)	9,000,000	9,022,077
Series 16A, Class BR2, 7.31% (3mo. Term SOFR + 2.01%), 10/15/2031(b)	4,000,000	4,011,060
Series 16A, Class CR2, 7.71% (3mo. Term SOFR + 2.41%), 10/15/2031(b)	5,100,000	5,100,474
Series 17A, Class BRR, 7.16% (3mo. Term SOFR + 1.86%), 10/15/2031(b)	1,650,000	1,649,944
Series 17A, Class ER, 11.56% (3mo. Term SOFR + 6.26%), 10/15/2031(b)	1,000,000	811,886
Series 22A, Class CR, 8.34% (3mo. Term SOFR + 3.06%), 10/20/2028(b)	1,895,000	1,898,032
Series 26A, Class D, 8.04% (3mo. Term SOFR + 2.76%), 01/20/2031(b)	1,000,000	962,130
Series 27A, Class C, 7.50% (3mo. Term SOFR + 2.21%), 07/16/2031(b)	2,700,000	2,701,720
Series 27A, Class D, 8.50% (3mo. Term SOFR + 3.21%), 07/16/2031(b)	4,000,000	3,848,888
Series 29A, Class BR, 7.16% (3mo. Term SOFR + 1.86%), 04/15/2031(b)	4,750,000	4,745,126
Series 34A, Class E, 12.08% (3mo. Term SOFR + 6.80%), 10/20/2034(b)	3,250,000	2,917,431
Series 35A, Class E, 12.17% (3mo. Term SOFR + 6.87%), 10/15/2034(b)	4,750,000	4,067,458
Series 36A, Class E, 12.27% (3mo. Term SOFR + 6.97%), 01/15/2034(b)	6,000,000	5,151,774

The accompanying notes are an integral part of these financial statements.

22

Performance Trust Total Return Bond Fund
Schedule of Investments
August 31, 2024(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
LCM XIII LP
Series 14A, Class CR, 7.39% (3mo. Term SOFR + 2.11%), 07/20/2031(b)	$6,000,000	$6,013,614
Series 14A, Class ER, 11.04% (3mo. Term SOFR + 5.76%), 07/20/2031(b)	1,000,000	757,888
LCM XIV LP, Series 14A, Class BR, 7.12% (3mo. Term SOFR + 1.84%), 07/20/2031(b)	10,800,000	10,811,837
Madison Park Funding Ltd.
Series 2016-24A, Class BR2, 6.83% (3mo. Term SOFR + 1.55%), 10/20/2029(b)	11,000,000	11,014,971
Series 2016-24A, Class CR2, 7.33% (3mo. Term SOFR + 2.05%), 10/20/2029(b)	5,250,000	5,256,946
Series 2018-28A, Class A2, 6.84% (3mo. Term SOFR + 1.54%), 07/15/2030(b)	1,000,000	1,000,207
Magnetite CLO Ltd.
Series 2015-12A, Class ER, 11.24% (3mo. Term SOFR + 5.94%), 10/15/2031(b)	8,923,000	8,947,770
Series 2015-15A, Class DR, 8.30% (3mo. Term SOFR + 3.01%), 07/25/2031(b)	2,000,000	2,000,594
Series 2015-15A, Class ER, 10.75% (3mo. Term SOFR + 5.46%), 07/25/2031(b)	4,000,000	4,008,184
Series 2019-23A, Class ER, 11.85% (3mo. Term SOFR + 6.56%), 01/25/2035(b)	2,750,000	2,759,355
Series 2020-27A, Class ER, 11.54% (3mo. Term SOFR + 6.26%), 10/20/2034(b)	5,250,000	5,267,692
Series 2020-28A, Class ER, 11.69% (3mo. Term SOFR + 6.41%), 01/20/2035(b)	2,250,000	2,223,623
Series 2021-30A, Class E, 11.75% (3mo. Term SOFR + 6.46%), 10/25/2034(b)	4,100,000	4,061,087
Series 2023-34A, Class D, 10.48% (3mo. Term SOFR + 5.20%), 04/20/2036(b)	2,950,000	3,001,752
Series 2023-36A, Class E, 13.28% (3mo. Term SOFR + 8.00%), 04/22/2036(b)	1,500,000	1,552,040
Series 2023-39A, Class D, 9.43% (3mo. Term SOFR + 4.15%), 10/25/2033(b)	2,000,000	2,007,088
Myers Park CLO, Series 2018-1A, Class C, 7.59% (3mo. Term SOFR + 2.31%), 10/20/2030(b)	1,240,000	1,240,138

	Par	Value
Neuberger Berman CLO Ltd., Series 2019-33A, Class DR, 8.45% (3mo. Term SOFR + 3.16%), 10/16/2033(b)	$2,000,000	$1,988,150
Niagara Park CLO, Series 2019-1A, Class ER, 11.50% (3mo. Term SOFR + 6.21%), 07/17/2032(b)	2,000,000	2,004,746
Octagon Investment Partners Ltd.
Series 2013-1A, Class CR2, 7.25% (3mo. Term SOFR + 1.96%), 01/25/2031(b)	1,500,000	1,500,897
Series 2014-1A, Class BR3, 7.13% (3mo. Term SOFR + 2.01%), 02/14/2031(b)	2,575,000	2,575,917
Series 2016-1A, Class CR, 7.36% (3mo. Term SOFR + 2.06%), 07/15/2030(b)	6,220,000	6,230,114
Series 2017-1A, Class A1R, 6.54% (3mo. Term SOFR + 1.26%), 03/17/2030(b)	2,293,166	2,294,367
Series 2018-2A, Class B, 7.30% (3mo. Term SOFR + 2.01%), 07/25/2030(b)	1,060,000	1,061,366
Series 2018-3A, Class BR, 7.08% (3mo. Term SOFR + 1.80%), 10/20/2030(b)	5,000,000	4,999,605
Octagon Investment Partners XXII LLC
Series 2014-1A, Class CRR, 7.44% (3mo. Term SOFR + 2.16%), 01/22/2030(b)	3,970,000	3,975,796
Series 2014-1A, Class DRR, 8.29% (3mo. Term SOFR + 3.01%), 01/22/2030(b)	1,750,000	1,741,040
OHA Credit Funding
Series 2023-15A, Class C, 8.38% (3mo. Term SOFR + 3.10%), 04/20/2035(b)	2,500,000	2,530,323
Series 2023-15A, Class D, 10.28% (3mo. Term SOFR + 5.00%), 04/20/2035(b)	1,000,000	1,021,731
Symphony CLO Ltd., Series 2022-34A, Class DR, 10.53% (3mo. Term SOFR + 5.25%), 07/24/2036(b)	1,000,000	1,029,498
Voya CLO Ltd., Series 2016-3A, Class A3R2, 6.98% (3mo. Term SOFR + 1.70%), 10/18/2031(b)	7,500,000	7,499,408
Whetstone Park CLO Ltd., Series 2021-1A, Class B2, 2.79%, 01/20/2035(b)	1,400,000	1,235,132
Wind River CLO Ltd.
Series 2018-2A, Class A2R, 6.60% (3mo. Term SOFR + 1.30%), 07/15/2030(b)	5,000,000	4,999,650

The accompanying notes are an integral part of these financial statements.

23

Performance Trust Total Return Bond Fund
Schedule of Investments
August 31, 2024(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Series 2018-2A, Class BR, 6.90% (3mo. Term SOFR + 1.60%), 07/15/2030(b)	$10,000,000	$9,984,810
Zais CLO Ltd., Series 2018-11A, Class A2R, 6.68% (3mo. Term SOFR + 1.40%), 01/20/2032(b)	5,000,000	4,999,650
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $485,968,139)		487,264,203
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 5.6%
Adjustable Rate Mortgage Trust
Series 2005-10, Class 4A1, 6.33%, 01/25/2036(e)	4,558,036	3,311,225
Series 2005-3, Class 2A1, 4.81%, 07/25/2035(e)	247,405	228,948
Series 2006-2, Class 1A1, 4.79%, 05/25/2036(e)	696,500	609,816
American Home Mortgage Investment Trust, Series 2006-2, Class 3A5, 6.75%, 06/25/2036(h)	2,747,648	405,969
Banc of America Alternative Loan Trust
Series 2005-11, Class 4A5, 5.75%, 12/25/2035	627,454	550,452
Series 2005-11, Class 4A6, 5.75%, 12/25/2035	102,291	89,738
Series 2006-2, Class 4CB1, 6.50%, 03/25/2036	2,203,093	1,829,153
Series 2006-4, Class 3CB4, 6.00%, 05/25/2046	733,811	651,866
Series 2006-4, Class 4CB1, 6.50%, 05/25/2046	416,085	378,514
Series 2006-4, Class 5CB1, 6.50%, 05/25/2046	2,016,977	1,771,479
Series 2006-5, Class CB17, 6.00%, 06/25/2046	224,171	193,318
Series 2006-6, Class CB5, 6.00%, 07/25/2046	916,555	787,957
Series 2006-9, Class 1CB1, 6.00%, 01/25/2037	151,131	133,225
Series 2006-9, Class A2, 5.79% (1 mo. Term SOFR + 0.51%), 01/25/2037	749,286	559,209
Banc of America Funding Corp.
Series 2003-3, Class 1A7, 5.50%, 10/25/2033	136,129	133,303
Series 2004-1, Class 2A1, 6.00%, 02/25/2034	427,888	439,781
Series 2004-1, Class 4A1, 6.00%, 03/25/2034	2,598,094	2,693,834
Series 2004-B, Class 4A2, 5.32%, 11/20/2034(e)	1,327,602	1,250,123

	Par	Value
Series 2005-3, Class 1A20, 5.50%, 06/25/2035	$55,457	$50,607
Series 2005-4, Class 2A1, 5.50%, 08/25/2035	30,954	29,475
Series 2005-5, Class 1A11, 5.50%, 09/25/2035	140,916	140,364
Series 2005-5, Class 2A1, 5.50%, 09/25/2035	1,360,194	1,349,547
Series 2005-7, Class 2A3, 5.50%, 11/25/2035	2,423,023	2,267,971
Series 2005-7, Class 3A15, 5.75%, 11/25/2035	2,851	2,881
Series 2005-7, Class 3A9, 6.00%, 11/25/2035	14,180	14,184
Series 2005-8, Class 4A28, 5.75%, 01/25/2036	1,749,526	1,587,963
Series 2006-5, Class 3A2, 5.75%, 09/25/2036	242,294	220,335
Series 2006-7, Class 1A9, 6.00%, 09/25/2036	389,353	330,156
Series 2006-F, Class 2A1, 6.09%, 07/20/2036(e)	4,705,851	4,083,023
Series 2006-I, Class 1A1, 6.49%, 12/20/2036(e)	445,773	438,837
Series 2006-I, Class 2A1, 6.37%, 12/20/2036(e)	1,831,608	1,804,062
Series 2006-I, Class 2A2, 6.37%, 6/20/2036(e)	318,600	299,996
Series 2006-J, Class 4A1, 5.02%, 01/20/2047(e)	94,697	81,692
Series 2007-1, Class TA7, 6.69%, 01/25/2037(h)	630,661	579,252
Series 2007-2, Class TA1A, 5.45% (1 mo. Term SOFR + 0.17%), 03/25/2037	299,387	260,820
Series 2007-3, Class TA4, 6.25% (1 mo. Term SOFR + 0.97%), 04/25/2037	794,194	646,642
Series 2007-4, Class 5A3, 5.50%, 11/25/2034	164,064	142,314
Series 2007-5, Class 1A1, 5.50%, 07/25/2037	1,235,219	995,904
Series 2007-6, Class A1, 5.97% (1 mo. Term SOFR + 0.69%), 07/25/2037	873,468	824,801
Series 2007-6, Class A2, 5.95% (1 mo. Term SOFR + 0.67%), 07/25/2037	3,605,114	3,400,651
Series 2010-R3, Class 3A6, 6.00%, 09/26/2037(b)(e)	6,051,942	5,944,901
Series 2014-R3, Class 1A2, 6.33%, 06/26/2035(b)(e)	1,249,467	1,247,366
Series 2014-R3, Class 2A2, 6.66%, 06/26/2035(b)(e)	1,843,875	1,775,973

The accompanying notes are an integral part of these financial statements.

24

Performance Trust Total Return Bond Fund
Schedule of Investments
August 31, 2024(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - (Continued)
Banc of America Mortgage Securities, Inc.
Series 2005-A, Class 2A1, 4.98%, 02/25/2035(e)	$1,032,587	$1,003,126
Series 2005-F, Class 2A1, 6.20%, 07/25/2035(e)	548,826	514,110
Series 2006-B, Class 3A1, 3.93%, 10/20/2046(e)	356,289	306,555
Series 2007-1, Class 1A26, 6.00%, 03/25/2037	1,463,002	1,235,947
BCAP LLC Trust, Series 2007-AA2, Class 2A3, 7.50%, 04/25/2037(e)	445,478	236,187
Bear Stearns Alt-A Trust, Series 2006-6, Class 2A1, 4.50%, 11/25/2036(e)	713,952	327,215
Bear Stearns Asset Backed Securities Trust
Series 2005-AC5, Class 1A1, 5.50% (1 mo. Term SOFR + 1.11%), 08/25/2035	403,474	246,807
Series 2006-AC4, Class A1, 5.64% (1 mo. Term SOFR + 0.36%), 07/25/2036	2,632,986	1,979,007
Series 2006-AC4, Class A2, 12.88% (-4 x 1 mo. Term SOFR + 35.75%), 07/25/2036(i)	608,700	755,591
Chase Mortgage Finance Corp.
Series 2005-A1, Class 2A1, 4.87%, 12/25/2035(e)	615,284	579,074
Series 2005-A1, Class 2A2, 4.87%, 12/25/2035(e)	641,459	603,709
Series 2005-S2, Class A1, 5.50%, 10/25/2035	571,738	551,870
Series 2005-S3, Class A9, 5.50%, 11/25/2035	4,793,697	3,488,083
Series 2006-S3, Class 1A1, 6.00%, 11/25/2036	6,682,873	2,762,993
Series 2006-S4, Class A3, 6.00%, 12/25/2036	1,226,693	538,333
Series 2006-S4, Class A6, 6.00%, 12/25/2036	3,958,334	1,737,111
Series 2007-A2, Class 6A2, 5.77%, 07/25/2037(e)	749,777	638,723
Series 2007-S1, Class A7, 6.00%, 02/25/2037	4,011,435	1,567,155
Series 2007-S3, Class 1A10, 5.75%, 05/25/2037	668,665	282,065
Series 2007-S3, Class 1A15, 6.00%, 05/25/2037	2,037,419	892,226
Chaseflex Trust
Series 2005-1, Class 1A3, 5.50%, 02/25/2035	226,944	199,189

	Par	Value
Series 2006-2, Class A3, 4.37%, 09/25/2036(e)	$1,898,184	$1,716,147
Citicorp Mortgage Securities, Inc.
Series 2006-1, Class 1A4, 6.00%, 02/25/2036	71,572	64,700
Series 2006-3, Class 1A10, 6.25%, 06/25/2036	1,350,992	1,243,257
Series 2006-3, Class 1A4, 6.00%, 06/25/2036	1,122,080	1,016,761
Series 2006-3, Class 1A9, 5.75%, 06/25/2036	319,915	285,371
Series 2006-3, Class 2A1, 5.50%, 09/25/2024	34,296	29,617
Series 2006-7, Class 1A1, 6.00%, 12/25/2036	2,570,730	2,090,370
Series 2007-3, Class 1A4, 6.00%, 04/25/2037	376,838	353,671
Series 2007-3, Class 3A1, 5.50%, 04/25/2037	32,727	31,915
Citigroup Financial Products, Inc.
Series 2004-2, Class 1A2, 9.25%, 08/25/2033(b)	10,373	8,125
Series 2004-HYB3, Class 2A, 6.45%, 09/25/2034(e)	397,082	372,961
Series 2005-1, Class 2A2A, 5.09%, 04/25/2035(e)	268,943	252,764
Series 2005-10, Class 1A1A, 5.00%, 12/25/2035(e)	914,504	591,589
Series 2005-2, Class 1A4, 4.73%, 05/25/2035(e)	286,929	275,632
Series 2005-5, Class 22A6, 6.00%, 08/25/2035	1,501,384	1,385,564
Series 2005-WF1, Class M1, 5.83%, 11/25/2034(h)	2,583,376	2,588,165
Citigroup Mortgage Loan Trust, Inc.
Series 2005-7, Class 1A2, 4.82%, 09/25/2035(e)	331,928	292,369
Series 2006-AR7, Class 2A2A, 5.09%, 11/25/2036(e)	1,085,934	933,324
Series 2007-AR4, Class 1A1A, 4.71%, 03/25/2037(e)	883,225	738,258
Citimortgage Alternative Loan Trust
Series 2006-A2, Class A5, 5.99% (1 mo. Term SOFR + 0.71%), 05/25/2036	340,804	284,340
Series 2006-A4, Class 1A1, 6.00%, 09/25/2036	872,639	799,015
Series 2007-A1, Class 1A5, 6.00%, 01/25/2037	1,259,943	1,120,547
Series 2007-A1, Class 1A7, 6.00%, 01/25/2037	2,024,836	1,800,813
Countrywide Alternative Loan Trust
Series 2004-13CB, Class A3, 6.00%, 07/25/2034	5,736,560	5,862,171

The accompanying notes are an integral part of these financial statements.

25

Performance Trust Total Return Bond Fund
Schedule of Investments
August 31, 2024(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	$1,211,825	$1,234,846
Series 2004-27CB, Class A1, 6.00%, 12/25/2034	817,667	740,730
Series 2004-28CB, Class 4A1, 5.00%, 01/25/2020(f)	127,195	91,464
Series 2004-28CB, Class 6A1, 6.00%, 01/25/2035	247,508	229,376
Series 2005-13CB, Class A1, 5.50% (1 mo. Term SOFR + 0.61%), 05/25/2035	798,323	645,048
Series 2005-21CB, Class A17, 6.00%, 06/25/2035	1,386,475	1,093,239
Series 2005-21CB, Class A3, 5.25%, 06/25/2035	2,329,665	1,773,576
Series 2005-43, Class 5A1, 5.77%, 09/25/2035(e)	102,997	88,748
Series 2005-54CB, Class 3A7, 5.50%, 11/25/2035	523,272	294,399
Series 2005-63, Class 3A1, 4.62%, 11/25/2035(e)	647,192	590,186
Series 2005-65CB, Class 1A8, 5.50%, 01/25/2036	91,912	61,247
Series 2005-65CB, Class 2A7, 0.00%, 12/25/2035(j)	660,261	263,827
Series 2005-6CB, Class 1A1, 7.50%, 04/25/2035	184,836	172,454
Series 2005-6CB, Class 1A5, 5.75%, 04/25/2035	1,576,290	1,360,594
Series 2005-73CB, Class 2A2, 5.75%, 01/25/2036	329,289	172,912
Series 2005-75CB, Class A3, 5.50%, 01/25/2036	1,398,900	973,341
Series 2005-75CB, Class A6, 5.50%, 01/25/2036	1,181,659	822,187
Series 2005-80CB, Class 2A1, 6.00%, 02/25/2036	3,577,102	3,447,858
Series 2005-80CB, Class 5A1, 6.00%, 02/25/2036	8,299,988	8,398,331
Series 2005-86CB, Class A10, 5.50%, 02/25/2036	121,552	72,319
Series 2005-86CB, Class A8, 5.50%, 02/25/2036	877,151	521,875
Series 2005-9CB, Class 1A1, 5.50% (1 mo. Term SOFR + 0.61%), 05/25/2035	1,630,706	1,412,800
Series 2005-9CB, Class 3A1, 6.00%, 05/25/2035	8,028,631	3,784,229
Series 2005-J13, Class 2A7, 5.50%, 11/25/2035	636,580	446,215
Series 2005-J6, Class 1A6, 5.50% (1 mo. Term SOFR + 0.61%), 07/25/2035	1,991,069	1,555,888

	Par	Value
Series 2006-12CB, Class A3, 5.75% (1 mo. Term SOFR + 5.75%), 05/25/2036	$533,279	$268,148
Series 2006-14CB, Class A4, 6.00%, 06/25/2036	2,276,773	1,277,988
Series 2006-16CB, Class A2, 6.00%, 06/25/2036	358,029	196,829
Series 2006-16CB, Class A4, 6.00%, 06/25/2036	938,433	515,911
Series 2006-16CB, Class A6, 6.00%, 06/25/2036	814,407	447,703
Series 2006-23CB, Class 1A6, 6.00%, 08/25/2036	1,237,277	1,154,878
Series 2006-23CB, Class 2A1, 6.50%, 08/25/2036	5,664,140	1,872,576
Series 2006-24CB, Class A11, 5.75%, 08/25/2036	3,720,256	2,013,113
Series 2006-24CB, Class A12, 5.75%, 08/25/2036	2,307,818	1,248,811
Series 2006-26CB, Class A17, 6.25%, 09/25/2036	5,392,545	2,697,130
Series 2006-30T1, Class 2A6, 6.50%, 11/25/2036	8,388,155	2,752,890
Series 2006-31CB, Class A7, 6.00%, 11/25/2036	202,489	117,460
Series 2006-31CB, Class A8, 5.75%, 11/25/2036	1,826,706	1,024,633
Series 2006-39CB, Class 1A20, 6.00%, 01/25/2037	2,154,279	1,811,294
Series 2006-41CB, Class 1A7, 6.00%, 01/25/2037	490,173	257,667
Series 2006-6CB, Class 1A8, 5.50%, 05/25/2036	85,452	70,473
Series 2006-J3, Class 4A2, 5.75%, 05/25/2026	262,140	251,412
Series 2006-J6, Class A4, 6.00%, 09/25/2036	1,944,766	941,893
Series 2006-J6, Class A5, 6.00%, 09/25/2036	2,619,657	1,268,758
Series 2007-13, Class A1, 6.00%, 06/25/2047	2,403,794	1,277,524
Series 2007-23CB, Class A1, 6.00%, 09/25/2037	4,194,012	2,101,426
Series 2007-2CB, Class 2A14, 5.75%, 03/25/2037	5,414,940	2,772,549
Series 2007-4CB, Class 1A6, 5.75%, 04/25/2037	1,355,259	1,134,956
Series 2007-4CB, Class 1A7, 5.75%, 04/25/2037	1,019,429	853,717
Series 2007-8CB, Class A1, 5.50%, 05/25/2037	5,501,153	2,922,699
Series 2007-8CB, Class A9, 6.00%, 05/25/2037	743,306	417,169
Series 2007-J2, Class 2A2, 6.00%, 07/25/2037	2,259,931	2,129,923
Series 2008-2R, Class 3A1, 6.00%, 08/25/2037(e)	6,950,962	3,373,499

The accompanying notes are an integral part of these financial statements.

26

Performance Trust Total Return Bond Fund
Schedule of Investments
August 31, 2024(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - (Continued)
Countrywide Home Loan Mortgage Pass Through Trust
Series 2003-42, Class 2A4, 5.15%, 10/25/2033(e)	$656,615	$613,043
Series 2003-44, Class A3, 5.00%, 10/25/2033	212,000	194,484
Series 2004-14, Class 3A1, 6.83%, 08/25/2034(e)	1,694,424	1,594,956
Series 2004-21, Class A1, 4.00%, 11/25/2034	454,303	409,236
Series 2004-24, Class A1, 5.50%, 12/25/2034	3,254,963	3,244,904
Series 2004-24, Class A4, 5.50%, 12/25/2034	2,241,597	2,234,274
Series 2004-4, Class A10, 5.50%, 05/25/2034	424,005	412,124
Series 2004-HYB5, Class 3A1, 5.75%, 04/20/2035(e)	654,485	612,909
Series 2004-J9, Class 2A5, 5.50%, 01/25/2035	413,567	410,572
Series 2005-13, Class A6, 5.50%, 06/25/2035	1,378,949	773,762
Series 2005-20, Class A7, 5.25%, 12/25/2027	17,618	10,801
Series 2005-27, Class 1A4, 5.50%, 12/25/2035	707,318	533,003
Series 2005-27, Class 2A1, 5.50%, 12/25/2035	508,211	216,257
Series 2005-31, Class 4A2, 4.77%, 01/25/2036(e)	641,748	603,985
Series 2005-HY10, Class 1A1, 5.46%, 02/20/2036(e)	46,225	38,915
Series 2005-HY10, Class 4A1, 4.06%, 02/20/2036(e)	1,288,392	1,135,235
Series 2005-HYB2, Class 2A, 4.98%, 05/20/2035(e)	585,704	566,064
Series 2005-J3, Class 2A5, 5.50%, 09/25/2035	44,519	41,464
Series 2006-16, Class 2A1, 6.50%, 11/25/2036	472,260	153,166
Series 2006-17, Class A6, 6.00%, 12/25/2036	2,090,360	888,443
Series 2006-17, Class A8, 6.00% (1 mo. Term SOFR + 0.66%), 12/25/2036	2,827,162	1,199,220
Series 2006-21, Class A11, 5.75%, 02/25/2037	1,120,897	493,382
Series 2006-21, Class A13, 6.00%, 02/25/2037	2,588,303	1,189,191
Series 2006-21, Class A5, 6.00%, 02/25/2037	590,968	271,519
Series 2006-6, Class A1, 6.00%, 04/25/2036	566,230	279,212
Series 2006-9, Class A8, 6.00%, 05/25/2036	1,105,101	528,086

	Par	Value
Series 2007-1, Class A4, 6.00%, 03/25/2037	$1,903,974	$859,013
Series 2007-10, Class A22, 6.00%, 07/25/2037	1,764,402	804,665
Series 2007-5, Class A2, 5.75%, 05/25/2037	1,489,128	744,746
Series 2007-5, Class A29, 5.50%, 05/25/2037	2,592,952	1,244,290
Series 2007-5, Class A4, 5.75%, 05/25/2037	771,712	385,950
Series 2007-5, Class A51, 5.75%, 05/25/2037	5,053,974	2,527,604
Series 2007-HY5, Class 1A1, 5.26%, 09/25/2047(e)	5,139,872	4,037,684
Series 2007-J2, Class 2A3, 6.00%, 07/25/2037	2,878,087	1,000,225
Series 2007-J2, Class 2A6, 6.00%, 07/25/2037	185,878	64,599
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-8, Class 3A4, 5.50%, 12/25/2034	127,061	127,561
Series 2005-10, Class 10A3, 6.00%, 11/25/2035	811,139	202,873
Series 2005-10, Class 5A3, 5.50%, 11/25/2035	348,740	255,626
Series 2005-10, Class 5A4, 5.50%, 11/25/2035	1,374,698	1,007,384
Series 2005-3, Class 3A17, 5.50%, 07/25/2035	221,987	222,355
Series 2005-9, Class 2A1, 5.50%, 10/25/2035	541,668	241,318
Credit Suisse Management LLC, Series 2005-8, Class 7A1, 7.00%, 09/25/2035	2,548,248	1,117,241
Credit Suisse Mortgage Capital Certificates
Series 2006-1, Class 1A3, 5.50%, 02/25/2036	250,921	221,081
Series 2006-1, Class 4A14, 5.50%, 02/25/2036	31,259	28,804
Series 2006-2, Class 4A2, 5.75%, 03/25/2036	488,730	307,835
Series 2006-2, Class 5A6, 6.00%, 03/25/2036	4,043,012	1,667,031
Series 2006-4, Class 8A1, 7.00%, 05/25/2036	1,179,251	120,712
Series 2006-7, Class 7A5, 6.00%, 08/25/2036	665,860	512,125
Series 2006-CF1, Class B3, 5.50%, 11/25/2035(b)(h)	2,565,000	2,506,654
Series 2007-2, Class 3A8, 5.50%, 03/25/2037	1,239,041	597,425
Series 2007-3, Class 4A13, 5.50%, 04/25/2037	249,451	202,714
Series 2007-3, Class 4A15, 5.50%, 04/25/2037	348,986	283,599

The accompanying notes are an integral part of these financial statements.

27

Performance Trust Total Return Bond Fund
Schedule of Investments
August 31, 2024(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2011-12R, Class 3A5, 5.53%, 07/27/2036(b)(e)	$614,907	$621,104
Series 2013-2R, Class 5A2, 3.90%, 05/27/2037(b)(e)	1,709,327	1,152,024
Deutsche ALT-A Securities, Inc.
Series 2005-3, Class 3A1, 5.89% (1 mo. Term SOFR + 0.61%), 05/25/2035	732,338	629,248
Series 2005-6, Class 1A4, 5.50%, 12/25/2035	1,307,570	1,054,164
Series 2006-AB4, Class A1B1, 5.49% (1 mo. Term SOFR + 0.21%), 10/25/2036	381,904	306,715
DFC HEL Trust, Series 2001-1, Class M1, 7.10% (1 mo. Term SOFR + 1.76%), 08/15/2031	1,175,222	1,149,828
Federal National Mortgage Association, Series 2016-C01, Class 2M2, 12.41% (30 day avg SOFR US + 7.06%), 08/25/2028	837,296	879,142
First Horizon Alternative Mortgage Securities
Series 2004-AA6, Class A1, 6.44%, 01/25/2035(e)	217,059	211,360
Series 2004-AA7, Class 2A1, 6.73%, 02/25/2035(e)	622,671	586,903
Series 2005-AA5, Class 2A1, 6.17%, 07/25/2035(e)	941,568	874,438
Series 2005-AA7, Class 2A1, 6.01%, 09/25/2035(e)	1,056,319	929,711
Series 2005-FA11, Class 2A1, 5.25%, 01/25/2036	698	0
Series 2005-FA8, Class 1A14, 5.50%, 11/25/2035	1,117,535	546,888
Series 2006-FA1, Class 1A3, 5.75%, 04/25/2036	1,783,558	761,661
Series 2006-FA2, Class 1A3, 6.00%, 05/25/2036	2,155,734	919,136
Series 2006-FA2, Class 1A5, 6.00%, 05/25/2036	1,410,524	601,402
Series 2006-FA6, Class 1A5, 6.25%, 11/25/2036	6,649,849	3,028,682
Series 2006-FA6, Class 3A1, 5.75%, 11/25/2036	526	241
Series 2007-AA1, Class 1A2, 4.83%, 05/25/2037(e)	1,933,242	1,251,981
Series 2007-FA4, Class 1A6, 6.25%, 08/25/2037(e)	1,777,087	692,459
First Horizon Asset Securities, Inc.
Series 2005-AR3, Class 4A1, 7.54%, 08/25/2035(e)	652,666	629,337
Series 2006-4, Class 1A15, 6.00%, 02/25/2037	527,691	137,274

	Par	Value
Series 2006-4, Class 1A6, 5.75%, 02/25/2037	$871,445	$217,344
Series 2006-AR4, Class 1A2, 5.11%, 01/25/2037(e)	2,005,397	1,075,310
Series 2007-AR1, Class 1A1, 5.16%, 05/25/2037(e)	600,381	259,170
Series 2007-AR2, Class 1A2, 7.29%, 08/25/2037(e)	3,969,409	1,190,981
GS Mortgage-Backed Securities Trust
Series 2021-MM1, Class A8, 2.50%, 04/25/2052(b)(e)	2,000,000	1,355,132
Series 2021-PJ7, Class A14, 2.50%, 01/25/2052(b)(e)	4,491,250	3,067,124
Series 2022-PJ2, Class A31, 2.50%, 06/25/2052(b)(e)	2,250,000	1,521,532
Series 2022-PJ5, Class A31, 2.50%, 10/25/2052(b)(e)	5,500,000	3,689,506
GSAA Trust
Series 2005-1, Class M2, 6.26%, 11/25/2034(h)	1,991,398	1,954,625
Series 2006-15, Class AF5, 6.69%, 09/25/2036(h)	1,997,067	508,266
Series 2006-18, Class AF6, 6.18%, 11/25/2036(h)	1,810,959	447,316
Series 2007-7, Class 1A2, 5.75% (1 mo. Term SOFR + 0.47%), 07/25/2037	529,337	495,774
GSR Mortgage Loan Trust
Series 2003-5F, Class 1A1, 3.00%, 08/25/2032	745,958	693,702
Series 2004-15F, Class 2A1, 6.00%, 12/25/2034	709,738	594,488
Series 2005-1F, Class 3A3, 6.00%, 01/25/2035	9,464	8,540
Series 2005-4F, Class 3A1, 6.50%, 05/25/2035	46,019	45,846
Series 2005-7F, Class 3A9, 6.00%, 09/25/2035	15,547	15,304
Series 2005-AR4, Class 5A1, 6.21%, 07/25/2035(e)	116,443	111,062
Series 2005-AR5, Class 4A1, 5.51%, 10/25/2035(e)	507,476	465,779
Series 2005-AR7, Class 6A1, 4.35%, 11/25/2035(e)	315,443	276,802
Series 2006-2F, Class 2A1, 5.75%, 02/25/2036	382,977	329,302
Harborview Mortgage Loan Trust, Series 2006-6, Class 3A1A, 4.86%, 08/19/2036(e)	1,754,791	1,362,183
Impac CMB Trust, Series 2005-5, Class A3W, 5.89% (1 mo. Term SOFR + 0.36%), 08/25/2035	332,934	311,939
Impac Funding Corp.
Series 2002-2, Class A3, 6.50%, 04/25/2033	726,350	709,997

The accompanying notes are an integral part of these financial statements.

28

Performance Trust Total Return Bond Fund
Schedule of Investments
August 31, 2024(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2004-2, Class A5, 4.83%, 08/25/2034(h)	$65,355	$64,331
Indymac IMSC Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 4.14%, 06/25/2037(e)	340,956	217,426
Indymac Index Mortgage Loan Trust
Series 2004-AR11, Class 1A, 3.76%, 12/25/2034(e)	842,597	760,311
Series 2004-AR4, Class 3A, 5.53%, 08/25/2034(e)	1,883,254	1,769,810
Series 2005-AR23, Class 3A1, 3.88%, 11/25/2035(e)	531,281	479,235
Series 2005-AR23, Class 6A1, 4.01%, 11/25/2035(e)	918,395	835,558
Series 2005-AR25, Class 1A21, 4.05%, 12/25/2035(e)	1,720,144	965,348
Series 2005-AR3, Class 4A1, 3.98%, 04/25/2035(e)	760,506	709,292
Series 2005-AR35, Class 1A1, 3.72%, 02/25/2036(e)	1,087,502	851,732
Series 2005-AR9, Class 1A1, 4.73%, 07/25/2035(e)	2,796,999	1,508,897
Series 2006-AR25, Class 3A1, 4.10%, 09/25/2036(e)	1,974,187	1,281,907
Series 2006-AR25, Class 4A1, 3.75%, 09/25/2036(e)	3,443,898	3,095,747
Series 2006-AR3, Class 2A1C, 3.91%, 03/25/2036(e)	4,605,820	3,194,925
Series 2006-AR31, Class A5, 3.85%, 11/25/2036(e)	3,559,759	3,288,126
Series 2006-AR9, Class 3A1, 3.53%, 06/25/2036(e)	1,491,194	1,290,843
Jefferies, LLC, Series 2009-R1, Class 1A2, 4.44%, 11/26/2035(b)(e)	444,308	392,835
JP Morgan Mortgage Trust
Series 2005-S3, Class 1A5, 5.75%, 01/25/2036	46,420	20,910
Series 2007-A3, Class 2A3, 5.34%, 05/25/2037(e)	2,084,998	1,720,116
Series 2021-12, Class A3, 2.50%, 02/25/2052(b)(e)	11,348,848	9,439,307
Series 2021-13, Class A5, 2.50%, 04/25/2052(b)(e)	30,000,000	20,565,159
Series 2021-14, Class A5, 2.50%, 05/25/2052(b)(e)	6,082,500	4,140,067
Series 2021-15, Class A5, 2.50%, 06/25/2052(b)(e)	2,750,000	1,865,279
Series 2022-3, Class A5A, 2.50%, 08/25/2052(b)(e)	11,588,632	7,820,282
Series 2022-4, Class A5, 3.00%, 10/25/2052(b)(e)	5,000,000	3,651,774

	Par	Value
Series 2024-3, Class A5, 3.00%, 05/25/2054(b)(e)	$10,000,000	$7,261,037
Series 2024-7, Class A5, 3.00%, 04/25/2053(b)(e)	8,000,000	5,809,682
Lehman Mortgage Trust
Series 2005-2, Class 1A3, 5.75%, 12/25/2035	503,402	252,944
Series 2005-3, Class 1A2, 0.00% (-1 x 1 mo. Term SOFR + 4.64%), 01/25/2036(g)(i)	774,921	50,862
Series 2005-3, Class 1A6, 5.50% (1 mo. Term SOFR + 0.61%), 01/25/2036	774,921	288,051
Series 2006-1, Class 1A4, 5.50%, 02/25/2036	348,302	169,027
Series 2006-3, Class 1A1, 6.00%, 07/25/2036	3,132,463	1,566,350
Series 2006-3, Class 1A4, 6.00%, 07/25/2036	6,925,334	3,503,635
Series 2007-4, Class 1A2, 5.75%, 05/25/2037	970,985	438,325
Series 2007-4, Class 1A3, 5.75%, 05/25/2037	2,121,602	957,740
Series 2007-5, Class 1A3, 5.75%, 06/25/2037	1,247,441	1,156,192
Series 2007-5, Class 9A1, 6.00%, 06/25/2037	2,287,220	539,013
Series 2007-5, Class 9A2, 6.00%, 06/25/2037	6,247,084	1,472,205
MASTR Adjustable Rate Mortgages Trust
Series 2004-4, Class 2A2, 5.71%, 05/25/2034(e)	74,786	70,299
Series 2005-1, Class 7A1, 4.16%, 02/25/2035(e)	80,641	73,766
MASTR Alternative Loans Trust
Series 2003-5, Class 30B1, 5.86%, 08/25/2033(e)	430,587	250,853
Series 2003-7, Class 5A1, 6.25%, 11/25/2033	31,332	32,607
Series 2004-11, Class 7A1, 6.50%, 10/25/2034	220,831	220,442
Series 2004-6, Class 10A1, 6.00%, 07/25/2034	86,717	85,316
Series 2004-6, Class 8A1, 5.50%, 07/25/2034	150,233	146,495
Series 2005-2, Class 4A5, 5.50%, 03/25/2035	2,000,000	1,999,195
MASTR Asset Securitization Trust, Series 2006-1, Class 2A1, 5.84% (1 mo. Term SOFR + 0.56%), 05/25/2036	555,600	107,595
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A5, Class A8, 5.22%, 06/25/2035(e)	227,031	217,314

The accompanying notes are an integral part of these financial statements.

29

Performance Trust Total Return Bond Fund
Schedule of Investments
August 31, 2024(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2005-A7, Class 2A1, 5.44%, 09/25/2035(e)	$3,355,894	$2,697,226
Series 2006-F1, Class 1A1, 6.00%, 04/25/2036	1,780,224	766,578
MLCC Mortgage Investors, Inc., Series 2004-D, Class A2, 5.90% (6 mo. Term SOFR + 1.15%), 09/25/2029	387,229	372,003
Morgan Stanley Mortgage Loan Trust
Series 2005-7, Class 6A3, 5.50%, 11/25/2035	604,786	587,141
Series 2005-7, Class 7A3, 5.50%, 11/25/2035	285,635	246,365
Series 2006-11, Class 2A1, 6.00%, 08/25/2036	1,907,164	827,367
Series 2006-2, Class 7A1, 5.47%, 02/25/2036(e)	1,238,038	724,643
Morgan Stanley Reremic Trust, Series 2012-R3, Class 1B, 3.99%, 11/26/2036(b)(e)	1,749,055	1,529,326
Nomura Asset Acceptance Corp.
Series 2005-AR3, Class 3A1, 5.69%, 07/25/2035(e)	189,966	188,293
Series 2005-WF1, Class 2A5, 5.66%, 03/25/2035(h)	12,248	12,206
Nomura Resecuritization Trust
Series 2011-4RA, Class 1A10, 2.77%, 12/26/2036(b)(e)	5,031,169	4,508,369
Series 2014-5R, Class 1A9, 5.50%, 06/26/2035(b)(e)	2,994,118	2,420,670
Popular ABS, Inc.
Series 2003-1, Class M1, 4.86%, 08/25/2033(e)	377,927	375,065
Series 2003-3, Class M1, 4.20%, 12/25/2033(e)	814,951	805,321
RAAC Series, Series 2005-SP1, Class 3A7, 6.00%, 09/25/2034	2,354	1,675
RALI Trust
Series 2006-QS1, Class A3, 5.75%, 01/25/2036	154,684	120,987
Series 2006-QS13, Class 1A6, 6.00%, 09/25/2036	1,750,271	1,396,748
Series 2006-QS17, Class A7, 6.00%, 12/25/2036	270,026	222,257
Series 2006-QS9, Class 1A5, 6.00% (1 mo. Term SOFR + 0.81%), 07/25/2036	1,142,199	834,755
Series 2007-QS10, Class A1, 6.50%, 09/25/2037	245,031	201,823
Series 2007-QS6, Class A29, 6.00%, 04/25/2037	2,447,640	2,010,058
RBSSP Resecuritization Trust, Series 2009-7, Class 3A2, 6.00%, 03/26/2036(b)(e)	3,711,745	2,000,896

	Par	Value
RCKT Mortgage Trust
Series 2021-4, Class A17, 2.50%, 09/25/2051(b)(e)	$5,000,000	$3,422,612
Series 2022-2, Class A18, 2.50%, 02/25/2052(b)(e)	4,500,000	3,038,340
Resecuritization Pass-Through Trust, Series 2005-8R, Class A3, 6.00%, 10/25/2034	1,439,693	1,414,070
Residential Asset Securitization Trust
Series 2003-A9, Class A2, 4.00%, 08/25/2033	800,837	734,714
Series 2004-R2, Class A3, 5.50%, 08/25/2034	1,423,622	1,405,932
Series 2005-A11, Class 1A4, 5.50%, 10/25/2035	222,650	146,289
Series 2005-A11, Class 2A1, 4.85%, 10/25/2035	3,388,540	1,210,446
Series 2005-A11, Class 2A5, 6.00%, 10/25/2035	385,727	169,630
Series 2005-A15, Class 5A1, 5.75%, 02/25/2036	3,447,927	1,252,645
Series 2005-A5, Class A7, 5.50%, 05/25/2035	993,864	707,289
Series 2006-A15, Class A10, 5.99% (1 mo. Term SOFR + 0.71%), 01/25/2037	16,434,022	3,879,931
Series 2006-A15, Class A11, 0.26% (-1 x 1 mo. Term SOFR + 5.54%), 01/25/2037(g)(i)	16,434,022	1,558,368
Series 2006-A5CB, Class A6, 6.00%, 06/25/2036	2,288,338	929,235
RFMSI Trust
Series 2005-SA4, Class 1A21, 5.87%, 09/25/2035(e)	1,595,952	1,089,810
Series 2005-SA4, Class 2A1, 5.61%, 09/25/2035(e)	1,140,360	703,735
Series 2006-S3, Class A1, 5.50%, 03/25/2036	1,577,966	1,271,685
Series 2006-S4, Class A1, 6.00%, 04/25/2036	1,691,291	1,350,348
Series 2006-S5, Class A12, 6.00%, 06/25/2036	151,159	127,889
Series 2006-S5, Class A14, 6.00%, 06/25/2036	311,168	263,266
Series 2006-S5, Class A15, 6.00%, 06/25/2036	1,304,036	1,103,289
Series 2006-S5, Class A18, 6.00%, 06/25/2036	162,069	137,124
Series 2006-S6, Class A10, 6.00%, 07/25/2036	88,041	76,044
Series 2006-S6, Class A15, 6.00%, 07/25/2036	453,256	391,490
Series 2006-S7, Class A6, 6.25%, 08/25/2036	956,505	783,770
Series 2006-S7, Class A9, 6.50%, 08/25/2036	571,858	475,966

The accompanying notes are an integral part of these financial statements.

30

Performance Trust Total Return Bond Fund
Schedule of Investments
August 31, 2024(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2006-S9, Class A3, 5.75%, 09/25/2036	$1,297,058	$1,036,550
Series 2007-S1, Class A10, 6.00%, 01/25/2037	384,656	291,951
Series 2007-S7, Class A7, 6.00%, 07/25/2037	1,367,805	1,075,312
Specialty Underwriting & Residential Finance, Series 2006-BC2, Class A2D, 3.74%, 02/25/2037(h)	746,195	257,818
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-18, Class 3A2, 5.72%, 12/25/2034(e)	374,764	343,908
Series 2005-12, Class 2A1, 5.83%, 06/25/2035(e)	514,610	391,886
Series 2005-21, Class 7A1, 4.86%, 11/25/2035(e)	2,938,090	1,919,231
Series 2006-1, Class 6A1, 4.87%, 02/25/2036(e)	982,478	731,888
Series 2006-1, Class 7A4, 3.94%, 02/25/2036(e)	89,238	76,041
Series 2006-12, Class 2A1, 4.55%, 01/25/2037(e)	519,725	380,090
Series 2006-4, Class 6A, 4.09%, 05/25/2036(e)	513,016	282,189
Series 2007-5, Class 1A1, 5.83% (1 mo. Term SOFR + 0.55%), 06/25/2037	1,223,915	1,014,982
Series 2007-6, Class 2A1, 5.77% (1 mo. Term SOFR + 0.49%), 07/25/2037	4,024,907	3,524,746
Series 2007-9, Class 1A1, 7.01% (6 mo. Term SOFR + 1.93%), 10/25/2037	789,320	722,981
Suntrust Adjustable Rate Mortgage Loan Trust
Series 2007-1, Class 2A1, 5.61%, 02/25/2037(e)	3,046,938	2,634,605
Series 2007-2, Class 1A1, 6.05%, 04/25/2037(e)	409,209	156,316
Suntrust Alternative Loan Trust
Series 2005-1F, Class 2A3, 5.75%, 12/25/2035	657,993	604,277
Series 2005-1F, Class 2A8, 6.00%, 12/25/2035	1,519,448	1,405,279
Series 2005-1F, Class 4A1, 6.50%, 12/25/2035	1,325,293	1,212,537
TBW Mortgage Backed Pass Through Certificates, Series 2006-2, Class 3A1, 5.50%, 07/25/2036	80,750	7,268
Vericrest Opportunity Loan Transferee, Series 2021-NPL4, Class A2, 4.95%, 03/27/2051(b)(h)	1,698,225	1,632,040

	Par	Value
WaMu Mortgage Pass Through Certificates
Series 2003-AR10, Class A6, 5.83%, 10/25/2033(e)	$5,324,549	$5,094,988
Series 2003-S4, Class CB1, 5.63%, 06/25/2033(e)	2,067,832	2,044,965
Series 2004-S2, Class 3A2, 6.00%, 06/25/2034	35,506	35,367
Series 2005-AR14, Class 1A2, 4.90%, 12/25/2035(e)	3,679,119	3,387,114
Series 2006-AR10, Class 2A1, 4.44%, 09/25/2036(e)	849,700	719,610
Series 2006-AR16, Class 1A1, 4.26%, 12/25/2036(e)	928,808	835,744
Series 2006-AR8, Class 1A1, 4.89%, 08/25/2046(e)	1,362,158	1,246,927
Series 2007-HY2, Class 1A1, 4.30%, 12/25/2036(e)	12,033,183	10,754,920
Series 2007-HY3, Class 4A1, 5.15%, 03/25/2037(e)	2,130,508	1,956,173
Series 2007-HY5, Class 3A1, 4.09%, 05/25/2037(e)	847,031	716,273
Series 2007-HY7, Class 1A1, 4.13%, 07/25/2037(e)	187,324	146,036
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-1, Class 5A1, 6.00%, 03/25/2035	741,205	696,642
Series 2005-4, Class 5A7, 5.50%, 06/25/2035	2,488,930	2,108,051
Series 2005-5, Class CB4, 5.50%, 07/25/2035	860,995	796,036
Series 2005-6, Class 1CB, 6.50%, 08/25/2035	207,148	188,421
Series 2005-6, Class 2A1, 5.50%, 08/25/2035	2,311,619	2,004,237
Series 2005-6, Class 2A8, 5.50%, 08/25/2035	505,350	438,152
Series 2005-6, Class 3CB, 5.50%, 08/25/2035	1,000,900	890,489
Series 2005-9, Class 4A4, 5.50%, 11/25/2035	349,873	298,177
Series 2006-8, Class A6, 4.13%, 10/25/2036(h)	2,380,060	827,637
Series 2007-HY1, Class A2A, 5.71% (1 mo. Term SOFR + 0.43%), 02/25/2037	1,528,143	1,168,141
Series 2007-HY2, Class 1A1, 4.19%, 04/25/2037(e)	1,113,878	580,096
Series 2007-OC1, Class A1, 5.87% (1 mo. Term SOFR + 0.59%), 01/25/2047	3,261,165	2,901,944
Series 2007-OC2, Class A3, 6.01% (1 mo. Term SOFR + 0.73%), 06/25/2037	3,466,914	3,217,767

The accompanying notes are an integral part of these financial statements.

31

Performance Trust Total Return Bond Fund
Schedule of Investments
August 31, 2024(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - (Continued)
Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A4, 6.00%, 03/25/2037	$678,562	$613,723
Wells Fargo Mortgage Backed Securities Trust
Series 2004-J, Class A1, 6.86%, 07/25/2034(e)	2,682,223	2,488,971
Series 2005-AR14, Class A1, 7.36%, 08/25/2035(e)	433,150	422,811
Series 2006-AR1, Class 1A1, 6.45%, 03/25/2036(e)	1,274,162	1,213,852
Series 2006-AR19, Class A1, 6.36%, 12/25/2036(e)	1,274,574	1,253,873
Series 2006-AR5, Class 1A1, 6.70%, 04/25/2036(e)	2,747,172	2,723,453
Series 2006-AR5, Class 2A1, 6.57%, 04/25/2036(e)	1,098,648	1,049,570
Series 2007-AR3, Class A1, 6.33%, 04/25/2037(e)	525,823	461,293
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $560,140,195)		454,226,109
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 5.1%
California Housing Finance Agency, Series 2021-2, Class X, 0.82%, 03/25/2035(g)	31,245,541	1,421,047
Fannie Mae Pool, Pool AN8088, 3.33%, 01/01/2038	10,731,000	9,455,863
Federal Home Loan Mortgage Corp.
Pool WA3427, 3.33%, 07/01/2041	3,941,851	3,409,187
Pool WA3428, 3.05%, 11/01/2041	3,369,280	2,787,264
Series K164, Class X1, 0.47%, 05/25/2034(e)(g)	248,196,665	6,518,017
Series K513, Class X1, 0.88%, 12/25/2028(e)(g)	107,810,500	2,965,791
Series K522, Class X1, 0.63%, 05/25/2029(e)(g)	129,030,259	2,578,889
Federal National Mortgage Association
Pool AN8580, 3.51%, 04/01/2038	3,300,000	3,023,529
Pool BS1824, 2.59%, 04/01/2041	7,890,000	6,095,400
Pool BZ0164, 2.80%, 06/01/2041	1,761,498	1,434,436
Freddie Mac Multiclass Certificates Series
Series 2020-RR09, Class CX, 2.68%, 08/27/2029(e)(g)	42,360,000	3,603,150

	Par	Value
Series 2021-RR17, Class X, 2.04%, 08/27/2027(e)(g)	$70,015,000	$2,804,563
Freddie Mac Multifamily ML Certificates
Series 2019-ML06, Class XUS, 1.13%, 06/25/2037(b)(e)(g)	10,474,959	814,742
Series 2020-ML07, Class XUS, 2.02%, 10/25/2036(e)(g)	24,359,513	3,419,101
Series 2021-ML08, Class XUS, 1.85%, 07/25/2037(g)	32,216,231	4,195,198
Series 2021-ML09, Class XUS, 1.49%, 02/25/2040(b)(e)(g)	43,143,128	5,050,766
Series 2021-ML10, Class XUS, 2.13%, 01/25/2038(b)(e)(g)	13,960,512	2,005,567
Series 2021-ML10, Class XUS, 1.52%, 06/25/2038(b)(e)(g)	38,812,799	4,397,102
Series 2021-ML11, Class XUS, 0.77%, 03/25/2038(b)(g)	33,460,768	1,726,910
Series 2021-ML12, Class XUS, 1.30%, 07/25/2041(b)(e)(g)	17,766,412	1,707,708
Freddie Mac Multifamily Structured Pass Through Certificates
Series K042, Class X1, 1.13%, 12/25/2024(e)(g)	101,772,400	60,779
Series K046, Class X1, 0.45%, 03/25/2025(e)(g)	417,135,278	298,961
Series K049, Class X1, 0.67%, 07/25/2025(e)(g)	85,295,552	273,824
Series K061, Class XAM, 0.18%, 11/25/2026(e)(g)	72,512,000	141,014
Series K062, Class XAM, 0.31%, 12/25/2026(e)(g)	79,423,000	361,065
Series K063, Class X1, 0.40%, 01/25/2027(e)(g)	353,669,108	1,993,314
Series K064, Class X1, 0.73%, 03/25/2027(e)(g)	119,228,975	1,518,453
Series K065, Class XAM, 0.70%, 05/25/2027(e)(g)	57,193,000	850,700
Series K066, Class X1, 0.88%, 06/25/2027(e)(g)	30,420,281	504,222
Series K067, Class X1, 0.70%, 07/25/2027(e)(g)	38,903,242	536,666
Series K068, Class X1, 0.55%, 08/25/2027(e)(g)	98,886,749	1,080,130
Series K069, Class X1, 0.47%, 09/25/2027(e)(g)	27,852,338	268,552
Series K073, Class X1, 0.43%, 01/25/2028(e)(g)	147,104,543	1,401,083
Series K073, Class XAM, 0.33%, 01/25/2028(e)(g)	54,203,000	392,175
Series K080, Class X1, 0.27%, 07/25/2028(e)(g)	419,558,631	2,285,084
Series K081, Class X1, 0.22%, 08/25/2028(e)(g)	151,116,108	600,989
Series K084, Class X1, 0.33%, 10/25/2028(e)(g)	331,582,586	2,917,628

The accompanying notes are an integral part of these financial statements.

32

Performance Trust Total Return Bond Fund
Schedule of Investments
August 31, 2024(Continued)

	Par	Value
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - (Continued)
Series K089, Class XAM, 0.60%, 01/25/2029(e)(g)	$53,965,000	$1,047,142
Series K090, Class XAM, 0.77%, 03/25/2029(e)(g)	50,517,000	1,351,072
Series K091, Class XAM, 0.64%, 03/25/2029(e)(g)	53,659,000	1,175,357
Series K093, Class X1, 1.08%, 05/25/2029(e)(g)	70,158,347	2,533,144
Series K094, Class X1, 1.01%, 06/25/2029(e)(g)	193,363,009	6,789,304
Series K095, Class X1, 1.08%, 06/25/2029(e)(g)	45,602,591	1,716,965
Series K097, Class X1, 1.22%, 07/25/2029(e)(g)	72,239,980	3,223,449
Series K097, Class XAM, 1.48%, 09/25/2051(e)(g)	66,115,000	3,854,928
Series K098, Class X1, 1.26%, 08/25/2029(e)(g)	78,063,397	3,679,854
Series K098, Class XAM, 1.52%, 08/25/2029(e)(g)	24,691,000	1,496,884
Series K099, Class X1, 1.00%, 09/25/2029(e)(g)	208,373,450	7,682,396
Series K100, Class XAM, 1.03%, 09/25/2029(e)(g)	62,086,000	2,556,838
Series K101, Class XAM, 1.21%, 10/25/2029(e)(g)	65,686,000	3,192,129
Series K102, Class X1, 0.94%, 10/25/2029(e)(g)	172,021,827	6,071,201
Series K103, Class X1, 0.76%, 11/25/2029(e)(g)	124,526,228	3,461,518
Series K105, Class XAM, 1.89%, 01/25/2030(e)(g)	64,122,000	5,277,882
Series K107, Class X1, 1.71%, 01/25/2030(e)(g)	45,809,236	3,224,191
Series K107, Class XAM, 1.67%, 02/25/2030(e)(g)	118,898,000	8,720,942
Series K108, Class X1, 1.81%, 03/25/2030(e)(g)	56,655,251	4,357,191
Series K108, Class XAM, 1.78%, 03/25/2030(e)(g)	70,601,000	5,679,088
Series K110, Class X1, 1.81%, 04/25/2030(e)(g)	34,387,144	2,538,108
Series K111, Class X1, 1.68%, 05/25/2030(e)(g)	108,180,813	7,870,836
Series K112, Class X1, 1.54%, 05/25/2030(e)(g)	152,224,930	10,184,807
Series K112, Class XAM, 1.77%, 05/25/2030(e)(g)	44,272,000	3,680,677
Series K113, Class X1, 1.48%, 06/25/2030(e)(g)	113,015,961	7,232,208
Series K114, Class X1, 1.21%, 06/25/2030(e)(g)	135,698,724	7,209,551
Series K114, Class XAM, 1.44%, 06/25/2030(e)(g)	54,977,000	3,678,819

	Par	Value
Series K115, Class X1, 1.42%, 06/25/2030(e)(g)	$53,724,955	$3,345,705
Series K115, Class XAM, 1.65%, 07/25/2030(e)(g)	40,865,759	3,164,469
Series K116, Class X1, 1.52%, 07/25/2030(e)(g)	104,797,188	6,861,774
Series K116, Class XAM, 1.70%, 08/25/2030(e)(g)	23,000,000	1,869,302
Series K118, Class X1, 1.05%, 09/25/2030(e)(g)	119,810,697	5,561,565
Series K118, Class XAM, 1.26%, 09/25/2030(e)(g)	35,916,184	2,177,670
Series K119, Class XAM, 1.23%, 10/25/2030(e)(g)	51,000,000	3,004,267
Series K121, Class X1, 1.12%, 10/25/2030(e)(g)	48,355,905	2,363,637
Series K121, Class XAM, 1.29%, 11/25/2030(e)(g)	70,786,000	4,491,039
Series K122, Class X1, 0.97%, 11/25/2030(e)(g)	128,465,038	5,528,788
Series K122, Class XAM, 1.17%, 11/25/2030(e)(g)	35,211,000	2,011,150
Series K123, Class XAM, 1.07%, 12/25/2030(e)(g)	108,000,000	5,626,163
Series K124, Class XAM, 1.03%, 01/25/2031(e)(g)	89,626,000	4,524,312
Series K125, Class X1, 0.67%, 01/25/2031(e)(g)	282,421,431	8,352,021
Series K125, Class XAM, 0.87%, 01/25/2031(e)(g)	103,992,000	4,469,659
Series K127, Class XAM, 0.59%, 02/25/2031(e)(g)	186,332,000	5,199,017
Series K128, Class X1, 0.61%, 03/25/2031(e)(g)	162,376,321	4,336,308
Series K128, Class XAM, 0.83%, 03/25/2031(e)(g)	37,700,000	1,561,489
Series K129, Class XAM, 1.32%, 05/25/2031(e)(g)	31,700,000	2,161,807
Series K130, Class X1, 1.14%, 06/25/2031(e)(g)	130,564,318	7,339,556
Series K130, Class XAM, 1.32%, 07/25/2031(e)(g)	43,372,188	3,065,420
Series K131, Class X1, 0.83%, 07/25/2031(e)(g)	140,121,686	5,746,068
Series K138, Class XAM, 0.79%, 01/25/2032(e)(g)	195,000,000	8,546,168
Series K141, Class X1, 0.41%, 02/25/2032(e)(g)	184,884,464	3,746,832
Series K141, Class XAM, 0.43%, 02/25/2032(e)(g)	195,000,000	4,236,219
Series K149, Class X1, 0.40%, 08/25/2032(e)(g)	83,075,484	1,720,086
Series K1511, Class X1, 0.93%, 03/25/2034(e)(g)	130,644,637	6,615,374
Series K1512, Class X1, 1.05%, 04/25/2034(e)(g)	47,109,413	2,710,266

The accompanying notes are an integral part of these financial statements.

33

Performance Trust Total Return Bond Fund
Schedule of Investments
August 31, 2024(Continued)

	Par	Value
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - (Continued)
Series K1513, Class X1, 0.99%, 08/25/2034(e)(g)	$75,479,973	$4,265,464
Series K1514, Class X1, 0.70%, 10/25/2034(e)(g)	80,165,434	3,397,066
Series K1515, Class X1, 1.63%, 02/25/2035(e)(g)	78,258,781	8,528,603
Series K1516, Class X1, 1.63%, 05/25/2035(e)(g)	41,528,867	4,840,164
Series K1517, Class X1, 1.44%, 07/25/2035(e)(g)	88,223,999	8,946,522
Series K152, Class X1, 1.10%, 01/25/2031(e)(g)	28,598,323	1,291,583
Series K1521, Class X1, 1.09%, 08/25/2036(e)(g)	95,292,141	7,740,933
Series K155, Class X1, 0.26%, 04/25/2033(e)(g)	242,228,466	2,473,080
Series K160, Class X1, 0.38%, 08/25/2033(e)(g)	254,060,687	4,949,356
Series K729, Class X1, 0.46%, 10/25/2024(e)(g)	29,960,324	1,666
Series K734, Class X1, 0.78%, 02/25/2026(e)(g)	61,841,856	379,091
Series K735, Class X1, 1.09%, 05/25/2026(e)(g)	57,149,657	678,001
Series K735, Class XAM, 1.50%, 05/25/2026(e)(g)	70,547,000	1,352,654
Series K737, Class XAM, 1.12%, 10/25/2026(e)(g)	20,050,000	419,667
Series K738, Class XAM, 1.48%, 03/25/2027(e)(g)	24,099,000	739,678
Series K739, Class XAM, 1.66%, 09/25/2027(e)(g)	32,621,072	1,323,923
Series K742, Class XAM, 1.02%, 04/25/2028(e)(g)	89,849,000	2,859,921
Series K743, Class XAM, 1.39%, 05/25/2028(e)(g)	99,488,000	4,259,300
Series K744, Class X1, 0.96%, 07/25/2028(e)(g)	113,891,595	3,183,498
Series K744, Class XAM, 1.33%, 07/25/2028(e)(g)	122,906,000	5,120,055
Series K747, Class XAM, 0.48%, 12/25/2028(e)(g)	160,000,000	2,418,928
Series K748, Class XAM, 0.64%, 01/25/2029(e)(g)	175,000,000	3,842,003
Series KG02, Class X1, 1.15%, 08/25/2029(e)(g)	31,750,552	1,198,739
Series KG03, Class X1, 1.48%, 06/25/2030(e)(g)	15,395,432	959,668
Series KG04, Class X1, 0.94%, 11/25/2030(e)(g)	110,677,922	4,553,079
Series KW03, Class X1, 0.91%, 06/25/2027(e)(g)	12,727,496	216,807

	Par	Value
Series KW06, Class X1, 0.27%, 06/25/2028(e)(g)	$501,560,014	$2,426,798
Series KW09, Class X1, 0.94%, 05/25/2029(e)(g)	61,695,570	1,709,103
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $438,397,208)		408,796,831
U.S. GOVERNMENT AGENCY ISSUES - 2.3%
United States Treasury Strip Principal
0.00%, 02/15/2042(a)	100,000,000	47,833,181
0.00%, 05/15/2042(a)	100,000,000	47,037,686
0.00%, 02/15/2043(a)	100,000,000	45,232,493
0.00%, 05/15/2043(a)	100,000,000	44,638,552
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $178,388,852)		184,741,912
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.4%
Federal Home Loan Mortgage Corp.
Series 4937, Class MB, 3.00%, 12/25/2049	6,621,000	4,765,636
Series 5200, Class YZ, 2.50%, 02/25/2052	14,848,217	10,114,653
Series 5201, Class CB, 2.50%, 03/25/2052	5,797,999	4,140,257
Federal National Mortgage Association, Series 2021-52, Class JZ, 2.50%, 08/25/2051	17,038,001	10,660,350
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $28,808,291)		29,680,896
	Shares
EXCHANGE TRADED FUNDS - 0.0%(d)(m)
Performance Trust Short Term Bond ETF	40,000	1,014,200
TOTAL EXCHANGE TRADED FUNDS (Cost $1,011,600)		1,014,200
SHORT-TERM INVESTMENTS - 3.4%
Money Market Funds - 1.2%
First American Government Obligations Fund - Class X, 5.23%(k)	98,984,789	98,984,789

The accompanying notes are an integral part of these financial statements.

34

Performance Trust Total Return Bond Fund
Schedule of Investments
August 31, 2024(Continued)

	Par	Value
U.S. Treasury Bills - 2.2%
5.38%, 09/10/2024(l)	$30,000,000	$29,969,576
5.19%, 10/01/2024(l)	15,000,000	14,939,683
5.37%, 10/08/2024(l)	30,000,000	29,850,302
5.17%, 10/31/2024(l)	15,000,000	14,876,589
5.32%, 11/05/2024(l)	30,000,000	29,735,662
4.96%, 11/21/2024(l)	15,000,000	14,835,746
5.25%, 12/05/2024(l)	30,000,000	29,621,645
4.90%, 12/19/2024(l)	15,000,000	14,783,827
		178,613,030
TOTAL SHORT-TERM INVESTMENTS (Cost $277,538,082)		277,597,819
TOTAL INVESTMENTS - 99.7% (Cost $8,245,514,240)		$8,024,068,498
Other Assets in Excess of Liabilities - 0.3%		28,263,761
TOTAL NET ASSETS - 100.0%		$8,052,332,259

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
AG - Aktiengesellschaft
CMT - Constant Maturity Treasury Rate
NV - Naamloze Vennootschap
PLC - Public Limited Company
PO - Principal Only
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
STRIP - Separate Trading of Registered Interest and Principal
(a)	Zero coupon bonds make no periodic interest payments.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2024, the value of these securities total $1,712,835,020 or 21.27% of the Fund’s net assets.

(c)	Security subject to the Alternative Minimum Tax (“AMT”). As of August 31, 2024, the total value of securities subject to the AMT was $9,086,157 or 0.1% of net assets.
(d)	Represents less than 0.05% of net assets.
(e)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of August 31, 2024.

(f)	Issuer is currently in default.
(g)	Interest only security.
(h)	Step coupon bond. The rate disclosed is as of August 31, 2024.
(i)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(j)	Principal only security.
(k)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.
(l)	The rate shown is the effective yield as of August 31, 2024.
(m)	Affiliated security at August 31, 2024.
The accompanying notes are an integral part of these financial statements.

35

Performance Trust Municipal Bond Fund
Schedule of Investments
August 31, 2024

	Par	Value
MUNICIPAL BONDS - 91.3%
Alabama - 3.1%
Black Belt Energy Gas District
5.50%, 06/01/2049(a)	$3,040,000	$3,256,516
5.50%, 11/01/2053(a)	2,815,000	2,999,016
5.50%, 10/01/2054(a)	3,000,000	3,307,303
County of Jefferson, AL Sewer Revenue, 5.25%, 10/01/2040	1,000,000	1,113,305
Energy Southeast A Cooperative District
5.50%, 11/01/2053(a)	4,020,000	4,385,090
5.75%, 04/01/2054(a)	1,000,000	1,114,691
Southeast Energy Authority A Cooperative District, 5.50%, 01/01/2053(a)	5,730,000	6,208,388
		22,384,309
Alaska - 0.2%
CIVIC Ventures, 5.00%, 09/01/2033	1,750,000	1,762,453
Arizona - 0.8%
Industrial Development Authority of the City of Phoenix Arizona, 4.00%, 07/01/2026(b)	1,300,000	1,308,026
State of Arizona Distribution Revenue
5.50%, 07/01/2038	2,060,000	2,581,060
5.50%, 07/01/2042	1,545,000	1,937,594
		5,826,680
California - 19.6%
Acton-Agua Dulce Unified School District, 0.00%, 05/01/2039(c)	2,000,000	1,099,100
Alhambra Unified School District, 0.00%, 08/01/2037(c)	11,000,000	7,095,476
Baldwin Park Unified School District, 0.00%, 08/01/2037(c)	1,000,000	624,907
Belmont-Redwood Shores School District, 0.00%, 08/01/2039(c)	4,000,000	2,269,136
California Educational Facilities Authority, 5.00%, 05/01/2049	5,000,000	6,210,325
California Health Facilities Financing Authority, 5.00%, 11/01/2047	5,285,000	6,414,276
California Municipal Finance Authority, 4.00%, 12/01/2026(b)	1,235,000	1,204,934
California Pollution Control Financing Authority
5.00%, 07/01/2037(b)(d)	1,750,000	1,929,617
5.00%, 07/01/2038(b)(d)	2,000,000	2,192,609
Campbell Union School District
0.00%, 08/01/2038(c)	4,700,000	2,898,340
0.00%, 08/01/2039(c)	4,700,000	2,762,828
City of San Diego, CA Tobacco Settlement Revenue Funding Corp., 4.00%, 06/01/2032	855,000	858,503
Coachella Valley Unified School District, 0.00%, 08/01/2043(c)	1,015,000	464,116

	Par	Value
Dry Creek Joint Elementary School District, 0.00%, 08/01/2036(c)	$3,375,000	$2,257,062
El Rancho Unified School District, 0.00%, 08/01/2035(c)	350,000	242,949
Fowler Unified School District, 5.50%, 08/01/2053	4,945,000	5,561,880
Gateway Unified School District, 0.00%, 08/01/2037(c)	1,745,000	1,101,581
Hope Elementary School District
0.00%, 08/01/2036(c)	500,000	333,988
0.00%, 08/01/2037(c)	540,000	345,243
0.00%, 08/01/2038(c)	550,000	335,021
0.00%, 08/01/2040(c)	1,085,000	594,836
Inland Empire Tobacco Securitization Corp., 3.68%, 06/01/2038	5,905,000	5,624,828
Lakeside Union School District
0.00%, 08/01/2037(c)	4,000,000	2,534,741
0.00%, 08/01/2038(c)	4,035,000	2,441,099
0.00%, 08/01/2039(c)	4,375,000	2,523,287
Lemon Grove School District, 0.00%, 08/01/2039(c)	940,000	538,981
Los Angeles County Public Works Financing Authority, 5.50%, 12/01/2049	7,000,000	8,154,504
Manhattan Beach Unified School District
0.00%, 09/01/2038(c)	2,700,000	1,649,130
0.00%, 09/01/2040(c)	2,085,000	1,146,841
0.00%, 09/01/2041(c)	1,295,000	674,373
Millbrae School District, 0.00%, 07/01/2039(c)	1,735,000	1,028,784
Mount San Antonio Community College District, 0.00%, 08/01/2043	1,505,000	1,503,480
M-S-R Energy Authority, 6.50%, 11/01/2039	2,695,000	3,496,454
Newport Mesa Unified School District
0.00%, 08/01/2037(c)	100,000	65,080
0.00%, 08/01/2038(c)	1,000,000	620,898
Norwalk-La Mirada Unified School District, 0.00%, 08/01/2038(c)	680,000	411,173
Oceanside Unified School District
0.00%, 08/01/2035(c)	135,000	92,908
0.00%, 08/01/2036(c)	370,000	242,565
0.00%, 08/01/2037(c)	810,000	507,460
0.00%, 08/01/2039(c)	435,000	245,799
Paramount Unified School District, 0.00%, 08/01/2037(c)	630,000	400,236
Pittsburg Unified School District Financing Authority
0.00%, 09/01/2041(c)	2,650,000	1,370,819
0.00%, 09/01/2042(c)	1,925,000	937,880
Placentia-Yorba Linda Unified School District, 0.00%, 08/01/2041(c)	5,325,000	2,799,364

The accompanying notes are an integral part of these financial statements.

36

Performance Trust Municipal Bond Fund
Schedule of Investments
August 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
California - (Continued)
Poway Unified School District
0.00%, 08/01/2037(c)	$6,320,000	$4,041,716
0.00%, 08/01/2038(c)	6,445,000	3,926,088
0.00%, 08/01/2040(c)	4,905,000	2,688,681
0.00%, 08/01/2046(c)	12,165,000	4,609,143
Rowland Unified School District, 0.00%, 08/01/2041(c)	5,145,000	2,709,230
San Bernardino City Unified School District, 0.00%, 08/01/2035(c)	250,000	174,656
San Bernardino Community College District
0.00%, 08/01/2038(c)	210,000	123,201
0.00%, 08/01/2044(c)	12,485,000	5,413,225
San Diego Community College District
0.00%, 08/01/2039(c)	8,525,000	4,982,026
0.00%, 08/01/2041(c)	1,860,000	977,806
San Diego Unified School District
0.00%, 07/01/2037(c)	595,000	387,626
0.00%, 07/01/2038(c)	1,655,000	1,028,926
0.00%, 07/01/2040(c)	7,760,000	4,354,134
0.00%, 07/01/2041(c)	7,870,000	4,190,242
0.00%, 07/01/2041	3,270,000	3,338,503
0.00%, 07/01/2043(c)	4,370,000	2,109,493
Santa Barbara Secondary High School District, 0.00%, 08/01/2040(c)	6,365,000	3,426,708
St Helena Unified School District, 0.00%, 06/01/2036	2,805,000	3,524,265
State of California, 5.00%, 09/01/2024	755,000	755,000
West Contra Costa Unified School District, 0.00%, 08/01/2036(c)	5,995,000	4,004,519
		142,572,599
Colorado - 2.4%
City & County of Denver, CO Airport System Revenue
5.75%, 11/15/2036(d)	6,325,000	7,674,945
5.75%, 11/15/2041(d)	5,805,000	6,617,013
City of Fruita, CO Healthcare Revenue, 5.00%, 01/01/2028	575,000	565,279
Colorado Bridge & Tunnel Enterprise, 5.00%, 12/01/2042	1,000,000	1,113,395
E-470 Public Highway Authority, 5.00%, 09/01/2040	1,270,000	1,270,000
		17,240,632
Connecticut - 0.7%
Connecticut State Health & Educational Facilities Authority, 5.00%, 07/01/2032	2,400,000	2,402,523
State of Connecticut Special Tax Revenue, 5.25%, 07/01/2040	2,500,000	2,865,178
		5,267,701

	Par	Value
District of Columbia - 1.2%
District of Columbia, 5.50%, 07/01/2047	$6,150,000	$6,944,276
Metropolitan Washington Airports Authority Aviation Revenue, 5.00%, 10/01/2024(d)	1,975,000	1,977,348
		8,921,624
Florida - 4.5%
Bay County School Board
5.50%, 07/01/2041	1,315,000	1,468,941
5.50%, 07/01/2042	1,300,000	1,446,460
City of Fort Lauderdale, FL Water & Sewer Revenue, 5.50%, 09/01/2048	1,500,000	1,706,820
City of Fort Myers, FL Utility System Revenue, 5.50%, 10/01/2049	5,000,000	5,654,379
City of Lakeland, FL Department of Electric Utilities
5.00%, 10/01/2037	1,925,000	2,287,812
5.00%, 10/01/2038	1,565,000	1,843,745
County of Miami-Dade, FL
0.00%, 10/01/2040(c)	5,000,000	2,589,564
0.00%, 10/01/2041(c)	1,820,000	890,224
0.00%, 10/01/2042(c)	1,550,000	719,346
0.00%, 10/01/2045(c)	4,500,000	1,831,550
County of Sarasota, FL Utility System Revenue, 5.25%, 10/01/2047	2,500,000	2,755,306
Florida Development Finance Corp.
5.50%, 09/15/2025(b)	570,000	565,613
5.00%, 09/15/2040(b)	2,050,000	1,988,365
Hillsborough County Aviation Authority, 5.50%, 10/01/2049(d)	2,000,000	2,219,985
JEA Water & Sewer System Revenue, 5.00%, 10/01/2024	3,085,000	3,089,108
Lee County Industrial Development Authority, 4.13%, 11/15/2029	2,000,000	2,009,304
		33,066,522
Georgia - 2.6%
City of Atlanta, GA, 4.50%, 12/01/2029	2,445,000	2,453,662
City of Atlanta, GA Department of Aviation
5.25%, 07/01/2043(d)	1,000,000	1,099,256
5.25%, 07/01/2044(d)	2,000,000	2,183,336
City of Conyers, GA, 4.30%, 03/01/2031	1,185,000	1,116,965
Georgia Ports Authority, 5.00%, 07/01/2041	4,145,000	4,608,823
Main Street Natural Gas, Inc.
5.00%, 05/01/2054(a)	5,040,000	5,448,045
5.00%, 12/01/2054(a)	1,685,000	1,803,802
		18,713,889
Hawaii - 0.2%
State of Hawaii, 5.00%, 10/01/2024	1,270,000	1,271,782

The accompanying notes are an integral part of these financial statements.

37

Performance Trust Municipal Bond Fund
Schedule of Investments
August 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - 2.2%
Chicago O’Hare International Airport
5.00%, 01/01/2025	$1,125,000	$1,132,235
5.00%, 01/01/2043	2,000,000	2,200,265
5.50%, 01/01/2044	2,000,000	2,220,246
City of Joliet, IL, 5.50%, 12/15/2042	2,315,000	2,579,936
Metropolitan Pier & Exposition Authority, 0.00%, 12/15/2036(c)	6,500,000	3,977,585
Will County School District No. 114 Manhattan, 5.50%, 01/01/2045	3,765,000	4,155,502
		16,265,769
Indiana - 9.4%
Avon Community School Building Corp.
5.50%, 07/15/2040	1,120,000	1,299,212
5.50%, 07/15/2041	1,370,000	1,579,338
5.50%, 01/15/2043	2,750,000	3,132,986
Clark-Pleasant Community School Building Corp., 5.25%, 01/15/2042	2,500,000	2,780,662
Fishers Town Hall Building Corp.
5.50%, 07/15/2038	1,030,000	1,200,267
5.50%, 07/15/2039	700,000	810,633
5.50%, 07/15/2040	1,500,000	1,728,127
5.50%, 07/15/2043	2,000,000	2,281,518
Fort Wayne Redevelopment Authority, 5.00%, 12/15/2041	2,040,000	2,227,277
Franklin Township-Marion County Multiple School Building Corp.
5.00%, 07/15/2042	1,250,000	1,381,958
5.00%, 07/15/2043	1,250,000	1,375,985
Greater Clark Building Corp.
6.00%, 07/15/2038	6,050,000	7,232,751
6.00%, 01/15/2042	5,655,000	6,597,626
6.00%, 01/15/2043	1,135,000	1,341,390
Greater Clark County School Building Corp., 5.00%, 07/15/2041	1,280,000	1,423,342
Indianapolis Local Public Improvement Bond Bank, 6.00%, 02/01/2048	8,750,000	10,196,395
IPS Multi-School Building Corp., 5.50%, 07/15/2042	1,250,000	1,413,846
Lake Ridge Multi-School Building Corp., 5.50%, 07/15/2040	1,805,000	2,034,804
Lebanon Middle School Building Corp., 5.00%, 01/15/2044	2,000,000	2,190,191
Noblesville High School Building Corp.
6.00%, 07/15/2038	390,000	473,310
6.00%, 07/15/2040	500,000	601,130
6.00%, 01/15/2043	1,015,000	1,202,959
Tippecanoe County School Building Corp., 6.00%, 01/15/2042	970,000	1,133,138

	Par	Value
Tri-Creek High School Building Corp., 5.50%, 07/15/2040	$4,260,000	$4,874,966
Wawasee High School Building Corp., 5.00%, 07/15/2042	6,865,000	7,575,221
		68,089,032
Iowa - 0.2%
Iowa Tobacco Settlement Authority, 4.00%, 06/01/2049	1,630,000	1,635,664
Kansas - 0.2%
Johnson County Unified School District No. 229 Blue Valley, 5.00%, 10/01/2024	1,390,000	1,391,939
Kentucky - 1.2%
County of Trimble, KY, 1.30%, 09/01/2044(a)(d)	3,500,000	3,217,511
Kentucky Economic Development Finance Authority, 5.00%, 05/15/2026	425,000	420,343
Kentucky Public Energy Authority, 5.00%, 05/01/2055(a)	1,050,000	1,115,166
Kentucky State Property & Building Commission
5.50%, 11/01/2041	1,215,000	1,392,525
5.50%, 11/01/2042	2,050,000	2,351,351
		8,496,896
Louisiana - 0.3%
Louisiana Stadium & Exposition District, 5.00%, 07/01/2039	1,675,000	1,870,629
Maryland - 1.0%
County of Anne Arundel, MD, 5.00%, 10/01/2024	825,000	826,223
Maryland Stadium Authority, 5.00%, 05/01/2050	5,775,000	6,601,574
		7,427,797
Massachusetts - 1.5%
Massachusetts Bay Transportation Authority Sales Tax Revenue, 4.00%, 07/01/2039	6,420,000	6,423,410
Massachusetts Development Finance Agency, 5.00%, 07/15/2040	3,750,000	4,556,072
		10,979,482
Michigan - 1.1%
Lansing Board of Water & Light, 5.00%, 07/01/2043	1,795,000	2,012,920
Michigan Finance Authority, 3.27%, 06/01/2039	6,100,000	5,797,898
		7,810,818
Minnesota - 1.7%
Minneapolis-St Paul Metropolitan Airports Commission, 5.25%, 01/01/2042(d)	10,000,000	11,036,838

The accompanying notes are an integral part of these financial statements.

38

Performance Trust Municipal Bond Fund
Schedule of Investments
August 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Minnesota - (Continued)
State of Minnesota, 5.00%, 10/01/2024	$975,000	$976,446
		12,013,284
Missouri - 0.4%
Jackson County School District No. R-IV Blue Springs, 5.50%, 03/01/2044	2,280,000	2,646,411
Nevada - 0.4%
Las Vegas Valley Water District, 5.00%, 12/01/2024	585,000	587,950
State of Nevada Department of Business & Industry, 8.13%, 01/01/2050(d)	2,000,000	2,019,147
		2,607,097
New Hampshire - 0.4%
New Hampshire Business Finance Authority, 4.88%, 12/01/2033(b)	3,220,000	3,226,758
New Jersey - 1.1%
New Jersey Economic Development Authority, 5.50%, 01/01/2027(d)	300,000	300,401
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2038(c)	1,050,000	597,800
0.00%, 12/15/2039(c)	5,000,000	2,747,886
0.00%, 12/15/2039(c)	7,635,000	4,146,023
		7,792,110
New York - 4.2%
Build NYC Resource Corp.
4.00%, 06/15/2031(b)	600,000	583,280
4.00%, 06/15/2041(b)	1,350,000	1,196,378
New York City Transitional Finance Authority, 5.50%, 05/01/2044	3,575,000	4,111,046
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.50%, 11/01/2045	8,830,000	9,999,788
New York State Dormitory Authority
5.00%, 10/01/2047	4,235,000	5,167,977
5.00%, 10/01/2048	4,000,000	4,878,281
Triborough Bridge & Tunnel Authority, 5.00%, 05/15/2052	4,065,000	4,885,015
		30,821,765
North Carolina - 2.2%
North Carolina Medical Care Commission
3.75%, 10/01/2028	550,000	552,299
4.25%, 10/01/2028	250,000	252,356
University of North Carolina at Chapel Hill
5.00%, 02/01/2045	5,785,000	6,754,861
5.00%, 02/01/2049	6,325,000	7,366,972

	Par	Value
Watauga Public Facilities Corp., 5.25%, 06/01/2042	$1,250,000	$1,396,134
		16,322,622
North Dakota - 0.4%
Cass County Joint Water Resource District, 3.45%, 04/01/2027	3,000,000	3,014,991
Ohio - 1.3%
County of Cuyahoga, OH Sales Tax Revenue, 4.00%, 01/01/2025	1,625,000	1,630,416
County of Hamilton, OH, 5.00%, 11/15/2049	6,095,000	7,161,298
State of Ohio, 5.00%, 10/01/2024	990,000	991,491
		9,783,205
Oklahoma - 1.3%
Grand River Dam Authority, 5.00%, 06/01/2042	8,425,000	9,466,398
Oregon - 0.4%
Port of Portland, OR Airport Revenue, 5.25%, 07/01/2042(d)	2,450,000	2,698,411
Pennsylvania - 3.5%
Allegheny County Sanitary Authority, 5.75%, 06/01/2047	6,835,000	7,826,942
City of Philadelphia, PA Water & Wastewater Revenue, 5.50%, 06/01/2047	2,365,000	2,652,429
Commonwealth of Pennsylvania, 5.00%, 09/15/2024	2,705,000	2,706,539
Delaware Valley Regional Finance Authority, 4.54% (1 mo. Term SOFR + 0.88%), 09/01/2048	1,000,000	1,000,104
Pennsylvania Turnpike Commission
5.00%, 12/01/2041	3,000,000	3,357,274
5.25%, 12/01/2041	1,000,000	1,119,823
5.25%, 12/01/2042	1,000,000	1,115,361
5.00%, 12/01/2043	2,350,000	2,632,471
Southeastern Pennsylvania Transportation Authority, 5.25%, 06/01/2041	2,585,000	2,901,993
		25,312,936
Puerto Rico - 0.8%
Commonwealth of Puerto Rico
0.00%, 07/01/2033(c)	189,697	127,852
4.00%, 07/01/2041	154,613	146,954
0.00%, 11/01/2043(a)	651,922	413,155
4.00%, 07/01/2046	160,797	149,305
GDB Debt Recovery Authority of Puerto Rico, 7.50%, 08/20/2040	2,182,033	2,127,482
Puerto Rico Highway & Transportation Authority, 5.85%, 03/01/2027	1,395,000	1,388,025

The accompanying notes are an integral part of these financial statements.

39

Performance Trust Municipal Bond Fund
Schedule of Investments
August 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Puerto Rico - (Continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 0.00%, 07/01/2029(c)	$1,589,000	$1,324,250
		5,677,023
Rhode Island - 1.1%
Rhode Island Health and Educational Building Corp.
5.50%, 05/15/2042	3,335,000	3,721,656
5.50%, 05/15/2047	4,000,000	4,390,078
		8,111,734
South Carolina - 2.0%
County of Horry, SC, 5.25%, 09/01/2047	4,000,000	4,414,628
Patriots Energy Group Financing Agency, 5.25%, 02/01/2054(a)	6,000,000	6,527,169
South Island Public Service District, 5.25%, 04/01/2042	3,325,000	3,706,494
		14,648,291
Tennessee - 1.0%
Metropolitan Government of Nashville & Davidson County, 5.00%, 05/15/2042	1,500,000	1,695,248
Metropolitan Nashville Airport Authority, 5.50%, 07/01/2037(d)	1,650,000	1,874,229
Tennergy Corp., 5.00%, 10/01/2054(a)	3,255,000	3,470,254
		7,039,731
Texas - 10.9%
Board of Regents of the University of Texas System, 5.00%, 08/15/2049	4,915,000	5,857,819
Central Texas Turnpike System, 5.00%, 08/15/2037	7,245,000	7,266,956
City of Austin, TX Electric Utility Revenue, 5.00%, 11/15/2024	1,000,000	1,003,750
City of Austin, TX Water & Wastewater System Revenue
5.00%, 11/15/2040	1,225,000	1,366,165
5.00%, 11/15/2041	1,700,000	1,882,816
City of Dallas, TX Waterworks & Sewer System Revenue, 5.00%, 10/01/2024	1,285,000	1,286,732
City of Houston, TX Airport System Revenue, 5.25%, 07/01/2039(d)	2,745,000	3,052,891
City of San Antonio, TX Electric & Gas Systems Revenue
5.25%, 02/01/2040	6,000,000	6,820,099
5.50%, 02/01/2049	1,950,000	2,210,770
Colony Economic Development Corp., 7.25%, 10/01/2042	1,500,000	1,496,945
Colony Local Development Corp., 7.25%, 10/01/2033	700,000	700,170

	Par	Value
Dallas Fort Worth International Airport, 5.00%, 11/01/2041	$5,000,000	$5,597,255
Denton Independent School District, 4.00%, 08/15/2032	3,035,000	3,049,720
Lower Colorado River Authority
5.50%, 05/15/2047	5,000,000	5,566,087
5.50%, 05/15/2048	3,000,000	3,328,170
North Texas Tollway Authority, 0.00%, 01/01/2038(c)	1,055,000	642,902
Port of Beaumont Industrial Development Authority, 4.10%, 01/01/2028(b)	3,000,000	2,667,770
Port of Beaumont Navigation District, 10.00%, 07/01/2026(b)	1,500,000	1,533,766
Pottsboro Higher Education Finance Corp., 2.00%, 08/15/2040	775,000	560,855
Prosper Independent School District, 5.00%, 02/15/2042	5,000,000	5,628,144
State of Texas
5.00%, 10/01/2024	3,790,000	3,795,107
5.00%, 10/01/2024	1,390,000	1,391,873
4.00%, 10/01/2031	2,965,000	2,966,609
5.00%, 10/01/2044	4,720,000	4,726,735
West Harris County Regional Water Authority, 5.50%, 12/15/2042	4,500,000	5,062,509
		79,462,615
Utah - 1.4%
City of Salt Lake City, UT Airport Revenue, 5.25%, 07/01/2041(d)	600,000	658,958
Wasatch County School District Local Building Authority, 5.50%, 06/01/2047	7,570,000	8,331,922
Wildflower Improvement Association, 6.63%, 03/01/2031(b)	1,248,857	1,226,838
		10,217,718
Virginia - 0.3%
Virginia Beach Development Authority, 5.38%, 09/01/2029	2,000,000	2,081,039
Washington - 3.4%
Central Puget Sound Regional Transit Authority, 5.00%, 11/01/2046	10,000,000	11,869,119
County of Snohomish, WA, 5.00%, 12/01/2024	650,000	653,246
King & Snohomish Counties School District No. 417 Northshore, 5.00%, 12/01/2042	5,000,000	5,631,245
Port of Seattle, WA, 5.25%, 07/01/2043(d)	1,500,000	1,636,153
State of Washington, 5.00%, 06/01/2045	4,000,000	4,452,935
Washington State Housing Finance Commission, 5.00%, 01/01/2055(b)	500,000	441,235
		24,683,933

The accompanying notes are an integral part of these financial statements.

40

Performance Trust Municipal Bond Fund
Schedule of Investments
August 31, 2024 (Continued)

	Par	Value
Wisconsin - 0.7%
Public Finance Authority
5.50%, 12/15/2028(b)	$2,000,000	$2,011,895
7.50%, 06/01/2029(b)	2,000,000	1,968,634
5.00%, 07/15/2030(b)	1,000,000	1,005,100
		4,985,629
TOTAL MUNICIPAL BONDS (Cost $640,070,595)		663,609,918
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 5.2%
California Housing Finance Agency, Series 2021-2, Class X, 0.82%, 03/25/2035(e)	40,859,554	1,858,292
Freddie Mac Multifamily ML Certificates
Series 2019-ML05, Class XCA, 0.25%, 11/25/2033(a)(e)	45,130,659	755,939
Series 2019-ML06, Class XUS, 1.13%, 06/25/2037(a)(b)(e)	10,474,019	814,669
Series 2020-ML07, Class XUS, 2.02%, 10/25/2036(a)(b)(e)	14,959,161	2,099,668
Series 2021-ML08, Class XUS, 1.85%, 07/25/2037(e)	34,340,504	4,471,820
Series 2021-ML09, Class XUS, 1.49%, 02/25/2040(a)(b)(e)	38,340,795	4,488,557
Series 2021-ML10, Class XUS, 2.13%, 01/25/2038(a)(b)(e)	19,137,384	2,749,277
Series 2021-ML10, Class XUS, 1.52%, 06/25/2038(a)(b)(e)	49,932,095	5,656,807
Series 2021-ML11, Class XUS, 0.77%, 03/25/2038(b)(e)	90,576,695	4,674,663
Series 2021-ML12, Class XUS, 1.30%, 07/25/2041(a)(b)(e)	24,644,141	2,368,795
Series 2022-ML13, Class XUS, 0.96%, 07/25/2036(a)(e)	82,244,663	4,444,502
Series 2022-ML13, Class XUS, 0.98%, 09/25/2036(e)	52,783,772	3,557,626
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $40,708,225)		37,940,615
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 1.8%
California Housing Finance Agency
Series 2021-1, Class X, 0.80%, 11/20/2035(e)	48,215,443	2,298,430
Series 2021-3, Class X, 0.77%, 08/20/2036(e)	25,171,214	1,265,105
New Hampshire Business Finance Authority
Series 2022-2, Class X, 0.69%, 10/20/2036(e)	67,278,478	3,148,633
Series 2023-2, Class X, 0.81%, 01/20/2038(a)(e)	60,000,000	3,369,600

	Par	Value
Washington State Housing Finance Commission, Series 2021-1, Class X, 0.73%, 12/20/2035(a)(e)	$65,083,714	$2,829,840
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $13,373,001)		12,911,608
CORPORATE BONDS - 0.4%
Real Estate Management & Development - 0.4%
MMH Master LLC, 6.38%, 02/01/2034(b)	2,897,000	3,010,334
TOTAL CORPORATE BONDS (Cost $2,903,418)		3,010,334

	Shares
SHORT-TERM INVESTMENTS - 4.2%
Money Market Funds - 4.2%
First American Government Obligations Fund - Class X, 5.23%(f)	30,307,392	30,307,392
TOTAL SHORT-TERM INVESTMENTS (Cost $30,307,392)		30,307,392
TOTAL INVESTMENTS - 102.9% (Cost $727,362,629)		$747,779,867
Liabilities in Excess of Other Assets - (2.9)%		(21,022,467)
TOTAL NET ASSETS - 100.0%		$726,757,400

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
SOFR - Secured Overnight Financing Rate
(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of August 31, 2024.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2024, the value of these securities total $50,913,588 or 7.0% of the Fund’s net assets.

(c)	Zero coupon bonds make no periodic interest payments.
(d)	Security subject to the Alternative Minimum Tax (“AMT”). As of August 31, 2024, the total value of securities subject to the AMT was $52,388,647 or 7.2% of net assets.
(e)	Interest only security.
(f)	The rate shown represents the 7-day effective yield as of August 31, 2024.
The accompanying notes are an integral part of these financial statements.

41

Performance Trust Multisector Bond Fund
Schedule of Investments
August 31, 2024

	Par	Value
CORPORATE BONDS - 35.5%
Aerospace & Defense - 1.5%
Moog, Inc., 4.25%, 12/15/2027(a)	$ 1,000,000	$ 964,148
TransDigm, Inc., 6.63%, 03/01/2032(a)	1,000,000	1,041,086
		2,005,234
Banks - 10.9%
Banner Corp., 5.00% to 06/30/2025 then 3 mo. Term SOFR + 4.89%, 06/30/2030	1,000,000	980,000
Barclays PLC, 6.13% to 06/15/2026 then 5 yr. CMT Rate + 5.87%, Perpetual	1,000,000	994,546
Deutsche Bank AG, 7.08% to 02/10/2033 then SOFR + 3.65%, 02/10/2034	1,000,000	1,059,089
First Busey Corp., 5.25% to 06/01/2025 then 3 mo. Term SOFR + 5.11%, 06/01/2030	1,000,000	982,500
First Financial Bancorp., 5.25% to 05/15/2025 then 3 mo. Term SOFR + 5.09%, 05/15/2030	1,000,000	970,331
Home BancShares, Inc., 3.13% to 01/30/2027 then 3 mo. Term SOFR + 1.82%, 01/30/2032	1,500,000	1,260,121
National Australia Bank Ltd., 3.35% to 01/12/2032 then 5 yr. CMT Rate + 1.70%, 01/12/2037(a)	1,000,000	874,429
Park National Corp., 4.50% to 09/01/2025 then 3 mo. Term SOFR + 4.39%, 09/01/2030	1,400,000	1,351,000
Renasant Corp., 4.50% to 09/15/2030 then 3 mo. Term SOFR + 4.03%, 09/15/2035	1,500,000	1,139,432
Synovus Financial Corp., 7.54% to 02/07/2029 then 5 yr. Mid Swap Rate USD + 3.38%, 02/07/2029	1,000,000	972,824
Texas Capital Bancshares, Inc., 4.00% to 05/06/2026 then 5 yr. CMT Rate + 3.15%, 05/06/2031	1,000,000	931,486
Webster Financial Corp., 3.88% to 11/01/2025 then 3 mo. Term SOFR + 3.69%, 11/01/2030	1,000,000	930,031
Western Alliance Bank, 5.25% to 06/01/2025 then 3 mo. Term SOFR + 5.12%, 06/01/2030	1,500,000	1,455,967

	Par	Value
WSFS Financial Corp., 2.75% to 12/15/2025 then 3 mo. Term SOFR + 2.49%, 12/15/2030	$ 1,000,000	$ 891,366
		14,793,122
Building Products - 0.7%
JELD-WEN, Inc., 4.88%, 12/15/2027(a)	1,000,000	967,952
Capital Markets - 1.7%
Ares Capital Corp., 3.20%, 11/15/2031	1,300,000	1,122,472
MSCI, Inc., 3.63%, 11/01/2031(a)	1,250,000	1,135,309
		2,257,781
Consumer Finance - 2.8%
Ally Financial, Inc., 6.70%, 02/14/2033	1,250,000	1,288,401
Ford Motor Credit Co., LLC, 7.35%, 03/06/2030	1,250,000	1,353,818
OneMain Finance Corp., 5.38%, 11/15/2029	1,250,000	1,203,588
		3,845,807
Containers & Packaging - 1.6%
Berry Global, Inc., 5.63%, 07/15/2027(a)	1,000,000	1,001,619
Graphic Packaging International, LLC, 3.50%, 03/01/2029(a)	1,255,000	1,166,714
		2,168,333
Diversified Consumer Services - 2.1%
Prime Security Services Borrower, LLC, 3.38%, 08/31/2027(a)	1,000,000	947,775
Service Corp. International, 4.00%, 05/15/2031	1,000,000	918,666
Washington University, 4.35%, 04/15/2122	1,200,000	1,026,544
		2,892,985
Electrical Equipment - 0.9%
Sensata Technologies, Inc., 4.38%, 02/15/2030(a)	1,250,000	1,181,591
Financial Services - 0.2%
Compeer Financial FLCA, 3.38% to 06/01/2031 then SOFR + 1.97%, 06/01/2036(a)	250,000	193,813
Hotels, Restaurants & Leisure - 1.9%
Station Casinos, LLC, 4.50%, 02/15/2028(a)	1,250,000	1,200,150
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028(a)	1,500,000	1,436,890
		2,637,040
Household Durables - 1.6%
Ashton Woods USA, LLC, 6.63%, 01/15/2028(a)	1,000,000	1,008,166

The accompanying notes are an integral part of these financial statements.

42

Performance Trust Multisector Bond Fund
Schedule of Investments
August 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Household Durables - (Continued)
M/I Homes, Inc., 3.95%, 02/15/2030	$ 1,300,000	$ 1,200,854
		2,209,020
Media - 1.9%
CCO Holdings Capital Corp., 4.75%, 02/01/2032(a)	1,500,000	1,308,598
Sirius XM Radio, Inc., 3.88%, 09/01/2031(a)	1,500,000	1,288,490
		2,597,088
Professional Services - 1.8%
Amentum Escrow Corp., 7.25%, 08/01/2032(a)	1,000,000	1,048,479
Science Applications International Corp., 4.88%, 04/01/2028(a)	1,500,000	1,456,277
		2,504,756
Real Estate Management & Development - 0.8%
Cushman & Wakefield US Borrower, LLC, 8.88%, 09/01/2031(a)	1,000,000	1,083,942
Software - 0.9%
Open Text Corp., 3.88%, 02/15/2028(a)	1,250,000	1,186,009
Specialty Retail - 3.3%
Asbury Automotive Group, Inc., 5.00%, 02/15/2032(a)	1,250,000	1,178,058
Group 1 Automotive, Inc., 4.00%, 08/15/2028(a)	1,000,000	946,860
Ken Garff Automotive, LLC, 4.88%, 09/15/2028(a)	1,500,000	1,458,751
Lithia Motors, Inc., 4.38%, 01/15/2031(a)	1,000,000	922,569
		4,506,238
Technology Hardware, Storage & Peripherals - 0.9%
Dell International, LLC, 8.10%, 07/15/2036	1,000,000	1,231,507
TOTAL CORPORATE BONDS (Cost $46,515,310)		48,262,218
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 20.5%
BANK
Series 2018-BN10, Class D, 2.60%, 02/15/2061(a)	1,000,000	811,390
Series 2019-BN23, Class C, 3.62%, 12/15/2052(b)	1,000,000	842,966
Series 2020-BN29, Class D, 2.50%, 11/15/2053(a)	850,000	611,605
Series 2021-BN35, Class C, 2.90%, 06/15/2064(b)	1,500,000	1,175,223

	Par	Value
Series 2022-BN40, Class D, 2.50%, 03/15/2064(a)	$ 1,000,000	$ 697,673
BANK5, Series 2024-5YR8, Class C, 7.00%, 08/15/2057(b)	1,000,000	1,009,145
BBCMS Trust
Series 2022-C17, Class XA, 1.32%, 09/15/2055(b)(c)	14,937,482	1,099,784
Series 2024-5C27, Class XA, 1.04%, 07/15/2057(a)(b)(c)	35,497,590	1,218,728
Benchmark Mortgage Trust
Series 2021-B26, Class C, 2.99%, 06/15/2054(b)	1,250,000	902,623
Series 2021-B27, Class XD, 1.60%, 07/15/2054(a)(b)(c)	15,000,000	1,279,970
Series 2021-B29, Class C, 2.75%, 09/15/2054(b)	1,250,000	987,326
Series 2024-V6, Class XA, 1.58%, 10/15/2028(b)(c)	24,992,350	1,293,147
BMO Mortgage Trust, Series 2023-C7, Class XA, 1.04%, 12/15/2056(a)(b)(c)	24,992,824	1,366,763
Citigroup Commercial Mortgage Trust
Series 2016-C1, Class C, 5.10%, 05/10/2049(b)	1,000,000	961,088
Series 2016-C2, Class B, 3.18%, 08/10/2049	1,000,000	938,155
Computershare Corporate Trust
Series 2016-C37, Class D, 3.31%, 12/15/2049(a)(b)	1,250,000	1,114,052
Series 2019-C49, Class D, 3.00%, 03/15/2052(a)	1,500,000	1,220,512
GS Mortgage Securities Corp. II
Series 2012-BWTR, Class A, 2.95%, 11/05/2034(a)	996,262	825,536
Series 2012-BWTR, Class B, 3.26%, 11/05/2034(a)	478,000	264,336
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class D, 2.70%, 11/15/2052(a)	1,000,000	601,427
Morgan Stanley Capital I Trust
Series 2017-H1, Class C, 4.28%, 06/15/2050(b)	1,500,000	1,369,600
Series 2017-HR2, Class C, 4.46%, 12/15/2050(b)	1,400,000	1,286,215
Series 2019-H7, Class D, 3.00%, 07/15/2052(a)	1,000,000	779,095
Morgan Stanley Capital I, Inc., Series 2021-L5, Class C, 3.16%, 05/15/2054	1,385,000	1,157,607
Wells Fargo Commercial Mortgage Trust
Series 2015-C28, Class D, 4.22%, 05/15/2048(b)	1,000,000	811,598
Series 2018-C43, Class C, 4.51%, 03/15/2051(b)	1,250,000	1,149,349
Series 2019-C52, Class C, 3.56%, 08/15/2052	1,000,000	824,615

The accompanying notes are an integral part of these financial statements.

43

Performance Trust Multisector Bond Fund
Schedule of Investments
August 31, 2024(Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2020-C57, Class C, 4.16%, 08/15/2053(b)	$ 1,500,000	$1,370,115
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $27,470,793)		27,969,643
COLLATERALIZED LOAN OBLIGATIONS - 12.3%
Apidos CLO
Series 2013-12A, Class ER, 10.96% (3 mo. Term SOFR + 5.66%), 04/15/2031(a)	1,250,000	1,245,950
Series 2019-31A, Class ER, 12.16% (3 mo. Term SOFR + 6.86%), 04/15/2031(a)	1,000,000	1,000,585
Series 2023-46A, Class D, 10.28% (3 mo. Term SOFR + 5.00%), 10/24/2036(a)	1,000,000	1,037,146
ARES CLO
Series 2015-4A, Class CRR, 8.05% (3 mo. Term SOFR + 2.75%), 10/15/2030(a)	1,000,000	1,000,544
Series 2018-47A, Class D, 8.26% (3 mo. Term SOFR + 2.96%), 04/15/2030(a)	1,000,000	1,000,643
Series 2018-48A, Class D, 8.24% (3 mo. Term SOFR + 2.96%), 07/20/2030(a)	1,000,000	1,000,304
Blackstone, Inc.
Series 2018-1A, Class D, 8.06% (3 mo. Term SOFR + 2.76%), 04/15/2031(a)	1,425,000	1,423,926
Series 2018-1A, Class E, 10.95% (3 mo. Term SOFR + 5.66%), 04/17/2030(a)	1,000,000	989,697
Dryden Senior Loan Fund, Series 2023-105A, Class D, 10.48% (3 mo. Term SOFR + 5.20%), 04/18/2036(a)	1,500,000	1,525,414
Goldentree Loan Opportunities Ltd., Series 2022-16A, Class DR, 10.03% (3 mo. Term SOFR + 4.75%), 01/20/2034(a)	1,000,000	1,009,976
LCM LP, Series 22A, Class CR, 8.34% (3 mo. Term SOFR + 3.06%), 10/20/2028(a)	1,000,000	1,001,600
Long Point Park CLO, Series 2017-1A, Class C, 7.95% (3 mo. Term SOFR + 2.66%), 01/17/2030(a)	1,250,000	1,251,204
Neuberger Berman CLO Ltd.
Series 2019-33A, Class DR, 8.45% (3 mo. Term SOFR + 3.16%), 10/16/2033(a)	1,000,000	994,075

	Par	Value
Series 2019-35A, Class E, 12.54% (3 mo. Term SOFR + 7.26%), 01/19/2033(a)	$ 1,000,000	$ 998,075
Octagon Credit Investors LLC, Series 2022-1A, Class DR, 10.19% (3 mo. Term SOFR + 5.09%), 11/16/2036(a)	1,250,000	1,282,105
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $16,506,335)		16,761,244
MUNICIPAL BONDS - 6.9%
California - 0.7%
California Infrastructure & Economic Development Bank, 8.00%, 01/01/2050(a)(d)	1,000,000	1,009,573
Florida - 0.8%
City of Gainesville, FL Utilities System Revenue, 6.02%, 10/01/2040	1,000,000	1,084,946
Illinois - 0.5%
Metropolitan Pier & Exposition Authority, 0.00%, 06/15/2038(e)	1,250,000	702,427
Michigan - 0.8%
University of Michigan, 4.45%, 04/01/2122	1,221,000	1,071,287
Ohio - 0.9%
Ohio State University, 4.80%, 06/01/2111	1,250,000	1,172,395
Oklahoma - 0.7%
Oklahoma Development Finance Authority, 5.45%, 08/15/2028	1,000,000	963,229
Pennsylvania - 0.8%
Pennsylvania Turnpike Commission, 3.00%, 12/01/2042	1,250,000	1,077,353
Tennessee - 0.5%
New Memphis Arena Public Building Authority, 0.00%, 04/01/2043(e)	1,625,000	680,965
Texas - 1.0%
Port of Beaumont Industrial Development Authority, 4.10%, 01/01/2028(a)	1,500,000	1,333,885
Wisconsin - 0.2%
Public Finance Authority, 7.50%, 06/01/2029(a)	250,000	246,079
TOTAL MUNICIPAL BONDS (Cost $9,053,532)		9,342,139

The accompanying notes are an integral part of these financial statements.

44

Performance Trust Multisector Bond Fund
Schedule of Investments
August 31, 2024(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 6.4%
Banc of America Alternative Loan Trust, Series 2006-2, Class 4CB1, 6.50%, 03/25/2036	$ 1,152,306	$ 956,720
Citimortgage Alternative Loan Trust
Series 2006-A5, Class 1A13, 5.84% (1 mo. Term SOFR + 0.56%), 10/25/2036	1,141,973	841,790
Series 2007-A1, Class 1A5, 6.00%, 01/25/2037	1,636,488	1,455,432
Countrywide Alternative Loan Trust, Series 2005-80CB, Class 5A1, 6.00%, 02/25/2036	1,337,136	1,352,979
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-17, Class A8, 6.00% (1 mo. Term SOFR + 0.66%), 12/25/2036	344,085	145,953
Credit Suisse Management, LLC, Series 2005-11, Class 3A3, 5.50%, 12/25/2035	355,704	151,198
Vericrest Opportunity Loan Transferee, Series 2021-NPL4, Class A2, 4.95%, 03/27/2051(a)(f)	360,229	346,190
WaMu Mortgage Pass Through Certificates
Series 2005-AR14, Class 1A2, 4.90%, 12/25/2035(b)	1,190,728	1,096,222
Series 2006-AR12, Class 1A1, 4.49%, 10/25/2036(b)	1,437,495	1,312,287
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR6, Class A1, 6.73%, 10/25/2037(b)	1,129,570	1,087,241
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $8,916,186)		8,746,012
U.S. TREASURY SECURITIES - 6.4%
United States Treasury Notes/Bonds
4.25%, 11/15/2040	1,000,000	1,016,719
3.88%, 05/15/2043	2,000,000	1,892,578
4.38%, 08/15/2043	1,000,000	1,011,992
4.75%, 11/15/2043	2,300,000	2,443,390
4.50%, 02/15/2044	1,250,000	1,284,180
4.63%, 05/15/2044	1,000,000	1,043,750
TOTAL U.S. TREASURY SECURITIES (Cost $8,496,107)		8,692,609
ASSET-BACKED SECURITIES - 6.2%
American Credit Acceptance Receivables Trust
Series 2021-2, Class E, 2.54%, 07/13/2027(a)	1,000,000	987,873

	Par	Value
Series 2021-3, Class E, 2.56%, 11/15/2027(a)	$ 1,000,000	$980,363
CPS Auto Trust, Series 2021-D, Class E, 4.06%, 12/15/2028(a)	1,000,000	970,242
Exeter Automobile Receivables Trust, Series 2021-2A, Class E, 2.90%, 07/17/2028(a)	1,500,000	1,448,248
GLS Auto Receivables Trust
Series 2020-2A, Class D, 7.48%, 04/15/2027(a)	1,194,296	1,199,340
Series 2021-2A, Class E, 2.87%, 05/15/2028(a)	1,000,000	956,501
Series 2021-3A, Class E, 3.20%, 10/16/2028(a)	1,000,000	951,404
Westlake Automobile Receivables Trust, Series 2021-3A, Class E, 3.42%, 04/15/2027(a)	1,000,000	978,901
TOTAL ASSET-BACKED SECURITIES (Cost $8,406,322)		8,472,872
	Shares
SHORT-TERM INVESTMENTS - 4.6%
Money Market Funds - 4.6%
First American Government Obligations Fund - Class X, 5.23%(g)	6,201,867	6,201,867
TOTAL SHORT-TERM INVESTMENTS (Cost $6,201,867)		6,201,867
TOTAL INVESTMENTS - 98.8% (Cost $131,566,452)		$134,448,604
Other Assets in Excess of Liabilities - 1.2%		1,692,266
TOTAL NET ASSETS - 100.0%		$136,140,870

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
AG - Aktiengesellschaft
CMT - Constant Maturity Treasury Rate
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2024, the value of these securities total $63,958,605 or 47.0% of the Fund’s net assets.

(b)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of August 31, 2024.

The accompanying notes are an integral part of these financial statements.

45

Performance Trust Multisector Bond Fund
Schedule of Investments
August 31, 2024(Continued)
(c)	Interest only security.
(d)	Security subject to the Alternative Minimum Tax (“AMT”). As of August 31, 2024, the total value of securities subject to the AMT was $1,009,573 or 0.7% of net assets.
(e)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.
(f)	Step coupon bond. The rate disclosed is as of August 31, 2024.
(g)	The rate shown represents the 7-day effective yield as of August 31, 2024.
The accompanying notes are an integral part of these financial statements.

46

Performance Trust Short Term Bond ETF
Schedule of Investments
August 31, 2024

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - 24.5%
AMMC CDO, Series 2016-18A, Class BR, 6.93% (3 mo. Term SOFR + 1.86%), 05/26/2031(a)	$250,000	$249,988
Apidos CLO, Series 2013-12A, Class ER, 10.96% (3 mo. Term SOFR + 5.66%), 04/15/2031(a)	250,000	247,315
ARES CLO
Series 2014-32RA, Class B, 7.18% (3 mo. Term SOFR + 2.06%), 05/15/2030(a)	250,000	249,455
Series 2015-4A, Class A3RR, 6.70% (3 mo. Term SOFR + 1.40%), 10/15/2030(a)	250,000	249,439
Blackstone, Inc., Series 2018-1A, Class D, 8.15% (3 mo. Term SOFR + 2.86%), 04/17/2030(a)	250,000	248,676
BlueMountain CLO Ltd., Series 2017-3A, Class C, 7.26% (3 mo. Term SOFR + 1.96%), 01/15/2030(a)	250,000	249,518
Galaxy CLO Ltd., Series 2018-26A, Class BR, 6.72% (3 mo. Term SOFR + 1.60%), 11/22/2031(a)	250,000	250,046
Madison Park Funding Ltd., Series 2016-24A, Class CR2, 7.33% (3 mo. Term SOFR + 2.05%), 10/20/2029(a)	250,000	250,206
Myers Park CLO, Series 2018-1A, Class B1, 7.14% (3 mo. Term SOFR + 1.86%), 10/20/2030(a)	310,000	309,966
Octagon Investment Partners Ltd., Series 2017-1A, Class CR, 7.61% (3 mo. Term SOFR + 2.31%), 07/15/2029(a)	300,000	299,785
Octagon Investment Partners XXII LLC, Series 2014-1A, Class DRR, 8.29% (3 mo. Term SOFR + 3.01%), 01/22/2030(a)	250,000	247,845
Voya CLO Ltd., Series 2016-3A, Class A3R2, 6.98% (3 mo. Term SOFR + 1.70%), 10/18/2031(a)	250,000	249,730
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $3,108,218)		3,101,969
ASSET-BACKED SECURITIES - 21.1%
American Credit Acceptance Receivables Trust, Series 2024-2, Class C, 6.24%, 04/12/2030(a)	250,000	254,349
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A2, 6.19%, 04/19/2027	135,309	135,838
CPS Auto Trust, Series 2023-A, Class C, 5.54%, 04/16/2029(a)	250,000	250,455

	Par	Value
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69%, 06/15/2029	$250,000	$255,369
GLS Auto Receivables Trust
Series 2023-2A, Class B, 5.52%, 11/15/2027(a)	250,000	250,511
Series 2023-2A, Class C, 5.69%, 03/15/2029(a)	250,000	250,495
Santander Drive Auto Receivables Trust
Series 2023-2, Class A3, 5.21%, 07/15/2027	211,721	211,548
Series 2023-4, Class B, 5.77%, 12/15/2028	200,000	202,875
Series 2024-2, Class A3, 5.63%, 11/15/2028	200,000	202,661
Westlake Automobile Receivables Trust
Series 2021-1A, Class E, 2.33%, 08/17/2026(a)	250,000	245,148
Series 2021-2A, Class E, 2.38%, 03/15/2027(a)	250,000	242,687
Series 2023-3A, Class B, 5.92%, 09/15/2028(a)	170,000	171,942
TOTAL ASSET-BACKED SECURITIES (Cost $2,649,659)		2,673,878
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 18.5%
BANK5
Series 2023-5YR3, Class B, 7.56%, 09/15/2056(b)	225,000	238,896
Series 2024-5YR6, Class XA, 0.98%, 05/15/2057(a)(b)(c)	9,999,145	305,554
Series 2024-5YR7, Class XA, 1.57%, 06/15/2057(b)(c)	4,799,825	263,634
Series 2024-5YR9, Class AS, 6.18%, 08/15/2057(b)	300,000	309,093
BBCMS Trust, Series 2024-5C27, Class XA, 1.04%, 07/15/2057(a)(b)(c)	8,399,430	288,089
Computershare Corporate Trust
Series 2016-C37, Class D, 3.31%, 12/15/2049(a)(b)	250,000	221,724
Series 2018-C43, Class B, 4.25%, 03/15/2051(b)	250,000	234,507
Series 2019-C49, Class D, 3.00%, 03/15/2052(a)	250,000	201,682
Morgan Stanley Capital I Trust, Series 2017-H1, Class B, 4.08%, 06/15/2050	300,000	279,798
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $2,313,557)		2,342,977

The accompanying notes are an integral part of these financial statements.

47

Performance Trust Short Term Bond ETF
Schedule of Investments
August 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - 7.7%
Banks - 5.6%
Bank of America Corp., 6.30% to 03/10/2026 then 3 mo. Term SOFR + 4.81%, Perpetual	$175,000	$176,157
Bank OZK, 2.75% to 10/01/2026 then 3 mo. Term SOFR + 2.09%, 10/01/2031	200,000	159,603
Pacific Premier Bancorp, Inc., 5.38% to 06/15/2025 then 3 mo. Term SOFR + 5.17%, 06/15/2030	138,000	133,027
Park National Corp., 4.50% to 09/01/2025 then 3 mo. Term SOFR + 4.39%, 09/01/2030	250,000	238,750
		707,537
Consumer Finance - 0.7%
OneMain Finance Corp., 3.88%, 09/15/2028	100,000	91,989
Media - 1.4%
Sirius XM Radio, Inc., 5.00%, 08/01/2027(a)	183,000	178,681
TOTAL CORPORATE BONDS (Cost $978,254)		978,207
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 7.3%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K098, Class XAM, 1.52%, 08/25/2029(b)(c)	1,985,000	120,246
Series K107, Class X1, 1.71%, 01/25/2030(b)(c)	4,224,854	297,019
Series K115, Class X1, 1.42%, 06/25/2030(b)(c)	3,490,968	217,161
Series K744, Class X1, 0.96%, 07/25/2028(b)(c)	10,472,903	292,554
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $918,974)		926,980
U.S. TREASURY SECURITIES - 5.8%
United States Treasury Notes/Bonds
3.88%, 05/15/2043	175,000	165,600
4.38%, 08/15/2043	175,000	177,099
4.75%, 11/15/2043	175,000	185,910
4.50%, 02/15/2044	200,000	205,469
TOTAL U.S. TREASURY SECURITIES (Cost $678,691)		734,078

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 2.2%
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR6, Class A1, 6.73%, 10/25/2037(b)	$282,393	$270,978
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $265,726)		270,978
MUNICIPAL BONDS - 1.9%
Oklahoma Development Finance Authority, 5.45%, 08/15/2028	250,000	240,512
TOTAL MUNICIPAL BONDS (Cost $237,012)		240,512
	Shares
SHORT-TERM INVESTMENTS - 12.6%
Money Market Funds - 2.9%
First American Government Obligations Fund - Class X, 5.23%(d)	363,400	363,400
	Par
U.S. Treasury Bills - 9.7%
5.45%, 09/17/2024(e)	250,000	249,492
5.43%, 10/22/2024(e)	400,000	397,217
5.94%, 11/14/2024(e)	250,000	247,503
7.11%, 03/20/2025(e)	350,000	341,696
		1,235,908
TOTAL SHORT-TERM INVESTMENTS (Cost $1,597,922)		1,599,308
TOTAL INVESTMENTS - 101.6% (Cost $12,748,013)		$12,868,887
Liabilities in Excess of Other Assets - (1.6)%		(204,014)
TOTAL NET ASSETS - 100.0%		$12,664,873

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2024, the value of these securities total $5,963,286 or 47.1% of the Fund’s net assets.

(b)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of August 31, 2024.

(c)	Interest only security.
(d)	The rate shown represents the 7-day effective yield as of August 31, 2024.
(e)	The rate shown is the effective yield as of August 31, 2024.
The accompanying notes are an integral part of these financial statements.

48

STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2024

	Performance Trust Total Return Bond Fund	Performance Trust Municipal Bond Fund	Performance Trust Multisector Bond Fund	Performance Trust Short Term Bond ETF
Assets
Investments in unaffiliated securities, at value (cost $8,244,502,640, $727,362,629, $131,566,452 and $12,748,013, respectively)	$8,023,054,298	$747,779,867	$134,448,604	$12,868,887
Investments in affiliated securities, at value (cost $1,011,600) (Note 8)	1,014,200	—	—	—
Dividend and interest receivable	72,180,814	6,625,304	1,249,011	105,340
Receivable for fund shares sold	16,418,313	564,492	498,761	—
Other assets	158,552	36,528	8,082	1,139
Total assets	8,112,826,177	755,006,191	136,204,458	12,975,366
Liabilities
Payable for investments purchased	54,630,457	27,878,539	—	310,493
Payable for fund shares redeemed	2,931,757	251,710	21,379	—
Payable to adviser (Note 4)	1,301,717	15,115	11,414	—
Payable to affiliates	762,463	80,347	22,288	—
Payable for distribution fees	39,392	4,194	—	—
Payable for shareholder servicing fees	20,462	—	—	—
Accrued expenses and other liabilities	807,670	18,886	8,507	—
Total liabilities	60,493,918	28,248,791	63,588	310,493
Net Assets	8,052,332,259	726,757,400	136,140,870	12,664,873
Net Assets Consist of:
Paid-in capital	$8,821,079,865	$799,737,048	$136,648,922	$12,508,752
Total accumulated gain (loss)	(768,747,606)	(72,979,648)	(508,052)	156,121
Net assets	$8,052,332,259	$726,757,400	$136,140,870	$12,664,873
Total Return Bond Fund, Municipal Bond Fund and Multisector Bond Fund Shares - Institutional Class
Net assets	$7,962,595,613	$706,807,451	$136,140,870
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	396,551,955	30,516,329	15,045,150
Net asset value, redemption and offering price per share	$20.08	$23.16	$9.05

The accompanying notes are an integral part of these financial statements.

49

STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2024(Continued)

	Performance Trust Total Return Bond Fund	Performance Trust Municipal Bond Fund	Performance Trust Multisector Bond Fund	Performance Trust Short Term Bond ETF
Total Return Bond Fund and Municipal Bond Fund Shares - Class A
Net assets	$38,273,257	$19,949,949
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	1,906,025	860,578
Net asset value, redemption and offering price per share	$20.08	$23.18
Maximum offering price per share (Net asset value per share divided by 0.9775)(1)	$20.54	$23.72
Total Return Bond Fund Shares - Class C
Net assets	$51,463,389
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	2,574,341
Net asset value, redemption and offering price per share	$19.99
Short Term Bond ETF Shares - Total Fund
Net assets				$12,664,873
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)				500,000
Net asset value, redemption and offering price per share				$25.33

(1)	Reflects a maximum sales charge of 2.25%
The accompanying notes are an integral part of these financial statements.

50

STATEMENTS OF OPERATIONS
For the Year/Period Ended August 31, 2024

	Performance Trust Total Return Bond Fund	Performance Trust Municipal Bond Fund	Performance Trust Multisector Bond Fund	Performance Trust Short Term Bond ETF(1)
Investment Income
Interest income	$346,118,631	$28,835,533	$7,338,138	$269,013
Total investment income	346,118,631	28,835,533	7,338,138	269,013
Expenses
Advisory fees (Note 4)	39,787,564	2,681,761	837,896	27,127
Sub-transfer agent fees	5,700,427	—	—	—
Administration and accounting fees	2,601,023	292,935	77,620	—
Transfer agent fees and expenses	1,025,135	105,144	25,022	—
Federal and state registration fees	518,290	95,477	31,273	—
Distribution fees – Class C	343,407	—	—	—
Reports to shareholders	335,599	21,732	5,475	—
Custody fees	327,847	34,422	6,077	—
Shareholder servicing fees – Class C	114,469	—	—	—
Distribution fees – Class A	78,658	77,765	—	—
Audit and tax fees	41,750	21,600	21,600	—
Legal fees	34,841	14,209	12,265	—
Insurance expense	30,429	5,867	3,257	—
Trustees’ fees	24,854	24,854	24,854	—
Chief Compliance Officer fees	11,667	11,667	11,667	—
Interest expense	—	—	17,110	—
Other expenses	41,904	9,854	6,179	—
Total expenses	51,017,864	3,397,287	1,080,295	27,127
Expense reimbursement by adviser (Note 4)	—	—	(26,576)	—
Net expenses	51,017,864	3,397,287	1,053,719	27,127
Net investment income	295,100,767	25,438,246	6,284,419	241,886
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Unaffiliated issuers	(191,084,206)	(8,530,162)	222,773	(3,814)
Affiliated issuers (Note 8)	—	—	—	—
Change in net unrealized appreciation/ depreciation from investments
Unaffiliated issuers	505,341,652	36,643,805	6,835,278	120,874
Affiliated issuers (Note 8)	2,600	—	—	—
Net realized and unrealized gain on investments	314,260,046	28,113,643	7,058,051	117,060
Net Increase in Net Assets from Operations	$609,360,813	$53,551,889	$13,342,470	$358,946

(1)	The inception date for the Fund was April 8, 2024 and investment operations commenced April 9, 2024.
The accompanying notes are an integral part of these financial statements.

51

STATEMENTS OF CHANGES IN NET ASSETS
Performance Trust Total Return Bond Fund

	Year Ended August 31,
	2024	2023
From Operations
Net investment income	$295,100,767	$204,968,824
Net realized loss from investments	(191,084,206)	(231,808,333)
Change in net unrealized appreciation from investments	505,344,252	22,979,067
Net increase (decrease) in net assets from operations	609,360,813	(3,860,442)
From Distributions
Distributions
Institutional Class	(290,301,547)	(204,912,825)
Class A	(1,316,452)	(1,118,873)
Class C	(1,593,320)	(1,234,132)
Decrease in net assets resulting from distributions paid	(293,211,319)	(207,265,830)
From Capital Share Transactions
Proceeds from shares sold
Institutional Class	3,566,155,574	2,537,736,439
Class A	19,783,554	14,637,086
Class C	17,996,780	6,801,990
Shares issued in reinvestment of distributions declared
Institutional Class	252,281,268	179,815,401
Class A	1,268,006	1,066,967
Class C	1,585,632	1,232,346
Cost for shares redeemed
Institutional Class	(1,880,613,477)	(2,263,701,105)
Class A	(13,436,801)	(17,867,623)
Class C	(12,342,818)	(11,396,206)
Net increase in net assets from capital share transactions	1,952,677,718	448,325,295
Total increase in net assets	$2,268,827,212	$237,199,023
Net Assets
Beginning of year	5,783,505,047	5,546,306,024
End of year	$8,052,332,259	$5,783,505,047

The accompanying notes are an integral part of these financial statements.

52

STATEMENTS OF CHANGES IN NET ASSETS
Performance Trust Municipal Bond Fund

	Year Ended August 31,
	2024	2023
From Operations
Net investment income	$25,438,246	$22,808,967
Net realized loss from investments	(8,530,162)	(35,660,856)
Change in net unrealized appreciation from investments	36,643,805	14,938,824
Net increase in net assets from operations	53,551,889	2,086,935
From Distributions
Distributions
Institutional Class	(24,385,730)	(21,059,221)
Class A	(1,079,218)	(1,245,577)
Decrease in net assets resulting from distributions paid	(25,464,948)	(22,304,798)
From Capital Share Transactions
Proceeds from shares sold
Institutional Class	333,841,958	323,241,552
Class A	17,475,083	15,146,083
Shares issued in reinvestment of distributions declared
Institutional Class	21,502,857	18,735,579
Class A	1,032,054	1,177,425
Cost for shares redeemed
Institutional Class	(263,739,709)	(404,806,981)
Class A	(34,287,043)	(26,368,296)
Net increase (decrease) in net assets from capital share transactions	75,825,200	(72,874,638)
Total increase (decrease) in net assets	$103,912,141	$(93,092,501)
Net Assets
Beginning of year	622,845,259	715,937,760
End of year	$726,757,400	$622,845,259

The accompanying notes are an integral part of these financial statements.

53

STATEMENTS OF CHANGES IN NET ASSETS
Performance Multisector Bond Fund

	Year Ended August 31,
	2024	2023
From Operations
Net investment income	$6,284,419	$5,046,932
Net realized income (loss) from investments	222,773	(3,458,486)
Change in net unrealized appreciation from investments	6,835,278	1,093,792
Net increase in net assets from operations	13,342,470	2,682,238
From Distributions
Distributions - Institutional Class	(6,245,595)	(5,020,968)
Decrease in net assets resulting from distributions paid	(6,245,595)	(5,020,968)
From Capital Share Transactions
Proceeds from shares sold - Institutional Class	51,101,277	41,110,523
Shares issued in reinvestment of distributions declared - Institutional Class	6,135,817	4,935,606
Cost for shares redeemed - Institutional Class	(17,663,001)	(36,252,578)
Net increase in net assets from capital share transactions	39,574,093	9,793,551
Total increase in net assets	$46,670,968	$7,454,821
Net Assets
Beginning of year	89,469,902	82,015,081
End of year	$136,140,870	$89,469,902

The accompanying notes are an integral part of these financial statements.

54

STATEMENTS OF CHANGES IN NET ASSETS
Performance Short Term Bond ETF

Period Ended August 31, 2024(1)
From Operations
Net investment income	$241,886
Net realized loss from investments	(3,814)
Change in net unrealized appreciation from investments	120,874
Net increase in net assets from operations	358,946
From Distributions
Distributions - Institutional Class	(202,825)
Decrease in net assets resulting from distributions paid	(202,825)
From Capital Share Transactions
Proceeds from shares sold	12,502,750
Transaction fees	6,002
Net increase in net assets from capital share transactions	12,508,752
Total increase in net assets	$12,664,873
Net Assets
Beginning of period	—
End of period	$12,664,873

(1)	The inception date for the Fund was April 8, 2024 and investment operations commenced April 9, 2024.
The accompanying notes are an integral part of these financial statements.

55

Performance Trust Total Return BOND Fund
FINANCIAL HIGHLIGHTS
Institutional Class Shares
Per share data for a share outstanding throughout each year

	Year Ended August 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$19.18	$19.89	$23.17	$22.99	$23.22
Income (loss) from investment operations:
Net investment income(1)	0.86	0.75	0.72	0.78	0.82
Net realized and unrealized gain (loss) on investments(2)	0.90	(0.70)	(3.22)	0.23	(0.18)
Total from investment operations	1.76	0.05	(2.50)	1.01	0.64
Less distributions paid:
From net investment income	(0.86)	(0.76)	(0.70)	(0.83)	(0.87)
From net realized gain on investments	—	—	(0.08)	—	—
Total distributions paid	(0.86)	(0.76)	(0.78)	(0.83)	(0.87)
Paid-in capital from redemption fees (Note 2)	—	—	—	—	0.00(3)
Net asset value, end of year	$20.08	$19.18	$19.89	$23.17	$22.99
Total return	9.45%	0.30%	-11.00%	4.49%	2.87%
Supplemental Data and Ratios:
Net assets at end of year (000’s)	$7,962,596	$5,712,347	$5,466,750	$6,327,797	$4,264,846
Ratio of expenses to average net assets	0.76%	0.76%	0.75%	0.76%	0.78%
Ratio of net investment income to average net assets	4.46%	3.90%	3.34%	3.39%	3.64%
Portfolio turnover rate(4)	33.62%	35.55%	53.11%	30.80%	41.75%

(1)	Per share net investment income was calculated using the average shares outstanding method.
(2)
Realized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(3)	Rounds to less than $0.005 per share.
(4)	Portfolio turnover rates are calculated at the Fund level (not by individual share class).
The accompanying notes are an integral part of these financial statements.

56

Performance Trust Total Return BOND Fund
FINANCIAL HIGHLIGHTS
CLASS A SHARES
Per share data for a share outstanding throughout each year

	Year Ended August 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$19.18	$19.89	$23.18	$22.99	$23.23
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.82	0.70	0.67	0.72	0.76
Net realized and unrealized gain (loss) on investments(2)	0.90	(0.70)	(3.23)	0.24	(0.18)
Total from investment operations	1.72	0.00	(2.56)	0.96	0.58
LESS DISTRIBUTIONS PAID:
From net investment income	(0.82)	(0.71)	(0.65)	(0.77)	(0.82)
From net realized gain on investments	—	—	(0.08)	—	—
Total distributions paid	(0.82)	(0.71)	(0.73)	(0.77)	(0.82)
Paid-in capital from redemption fees (Note 2)	—	—	—	—	0.00(3)
Net asset value, end of year	$20.08	$19.18	$19.89	$23.18	$22.99
Total return(4)	9.19%	0.05%	-11.26%	4.28%	2.60%
SUPPLEMENTAL DATA AND RATIOS:
Net assets at end of year (000’s)	$38,273	$29,145	$32,476	$32,802	$19,297
Ratio of expenses to average net assets	1.01%	1.01%	1.00%	1.01%	1.03%
Ratio of net investment income to average net assets	4.21%	3.63%	3.12%	3.12%	3.40%
Portfolio turnover rate(5)	33.62%	35.55%	53.11%	30.80%	41.75%

(1)	Per share net investment income was calculated using the average shares outstanding method.
(2)
Realized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(3)	Rounds to less than $0.005 per share.
(4)	Based on net asset value, which does not reflect sales charge.
(5)	Portfolio turnover rates are calculated at the Fund level (not by individual share class).
The accompanying notes are an integral part of these financial statements.

57

Performance Trust Total Return BOND Fund
FINANCIAL HIGHLIGHTS
CLASS C SHARES
Per share data for a share outstanding throughout each year

	Year Ended August 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$19.11	$19.81	$23.10	$22.92	$23.18
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.67	0.56	0.52	0.55	0.59
Net realized and unrealized gain (loss) on investments(2)	0.88	(0.69)	(3.23)	0.24	(0.18)
Total from investment operations	1.55	(0.13)	(2.71)	0.79	0.41
LESS DISTRIBUTIONS PAID:
From net investment income	(0.67)	(0.57)	(0.50)	(0.61)	(0.67)
From net realized gain on investments	—	—	(0.08)	—	—
Total distributions paid	(0.67)	(0.57)	(0.58)	(0.61)	(0.67)
Paid-in capital from redemption fees (Note 2)	—	—	—	—	0.00 (3)
Net asset value, end of year	$19.99	$19.11	$19.81	$23.10	$22.92
Total return	8.31%	-0.65%	-11.92%	3.49%	1.83%
SUPPLEMENTAL DATA AND RATIOS:
Net assets at end of year (000’s)	$51,463	$42,012	$47,081	$56,625	$31,184
Ratio of expenses to average net assets	1.76%	1.76%	1.75%	1.76%	1.78%
Ratio of net investment income to average net assets	3.46%	2.88%	2.33%	2.37%	2.66%
Portfolio turnover rate(4)	33.62%	35.55%	53.11%	30.80%	41.75%

(1)	Per share net investment income was calculated using the average shares outstanding method.
(2)	Realized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(3)	Rounds to less than $0.005 per share.
(4)	Portfolio turnover rates are calculated at the Fund level (not by individual share class).
The accompanying notes are an integral part of these financial statements.

58

Performance Trust Municipal Bond Fund
Financial Highlights
Institutional Class Shares
Per share data for a share outstanding throughout each year

	Year Ended August 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$22.05	$22.65	$25.94	$25.52	$25.49
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.86	0.82	0.50	0.49	0.54
Net realized and unrealized gain (loss) on investments(2)	1.12	(0.62)	(3.31)	0.61	0.22
Total from investment operations	1.98	0.20	(2.81)	1.10	0.76
LESS DISTRIBUTIONS PAID:
From net investment income	(0.87)	(0.80)	(0.48)	(0.58)	(0.66)
From return of capital	—	—	—	(0.06)	—
From net realized gain on investments	—	—	—	(0.04)	(0.07)
Total distributions paid	(0.87)	(0.80)	(0.48)	(0.68)	(0.73)
Paid-in capital from redemption fees (Note 2)	—	—	—	—	0.00(3)
Net asset value, end of year	$23.16	$22.05	$22.65	$25.94	$25.52
Total return	9.14%	0.88%	-10.96%	4.35%	3.07%
SUPPLEMENTAL DATA AND RATIOS:
Net assets at end of year (000’s)	$706,807	$588,234	$670,095	$818,825	$500,176
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before waiver, expense reimbursements and recoupments	0.50%	0.49%	0.48%	0.49%	0.53%
After waiver, expense reimbursements and recoupments	0.50%	0.49%	0.48%	0.50%	0.55%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before waiver, expense reimbursements and recoupments	3.81%	3.65%	2.02%	1.92%	2.19%
After waiver, expense reimbursements and recoupments	3.81%	3.65%	2.02%	1.91%	2.17%
Portfolio turnover rate(4)	59.72%	68.24%	81.53%	15.91%	27.12%

(1)	Per share net investment income was calculated using the average shares outstanding method.
(2)
Realized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(3)	Rounds to less than $0.005 per share.
(4)	Portfolio turnover rates are calculated at the Fund level (not by individual share class).
The accompanying notes are an integral part of these financial statements.

59

Performance Trust Municipal Bond Fund
Financial Highlights
Class A Shares
Per share data for a share outstanding throughout each year

	Year Ended August 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$22.07	$22.67	$25.96	$25.54	$25.51
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.80	0.76	0.44	0.42	0.48
Net realized and unrealized gain (loss) on investments(2)	1.11	(0.62)	(3.31)	0.61	0.22
Total from investment operations	1.91	0.14	(2.87)	1.03	0.70
LESS DISTRIBUTIONS PAID:
From net investment income	(0.80)	(0.74)	(0.42)	(0.50)	(0.60)
From return of capital	—	—	—	(0.07)	—
From net realized gain on investments	—	—	—	(0.04)	(0.07)
Total distributions paid	(0.80)	(0.74)	(0.42)	(0.61)	(0.67)
Paid-in capital from redemption fees (Note 2)	—	—	—	—	0.00(3)
Net asset value, end of year	$23.18	$22.07	$22.67	$25.96	$25.54
Total return(4)	8.84%	0.62%	-11.17%	4.09%	2.83%
SUPPLEMENTAL DATA AND RATIOS:
Net assets at end of year (000’s)	$19,950	$34,611	$45,843	$55,918	$42,552
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before waiver, expense reimbursements and recoupments	0.74%	0.74%	0.73%	0.74%	0.78%
After waiver, expense reimbursements and recoupments	0.74%	0.74%	0.73%	0.77%	0.80%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before waiver, expense reimbursements and recoupments	3.56%	3.39%	1.78%	1.67%	1.93%
After waiver, expense reimbursements and recoupments	3.56%	3.39%	1.78%	1.64%	1.91%
Portfolio turnover rate(5)	59.72%	68.24%	81.53%	15.91%	27.12%

(1)	Per share net investment income was calculated using the average shares outstanding method.
(2)
Realized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(3)	Rounds to less than $0.005 per share.
(4)	Based on net asset value, which does not reflect sales charge.
(5)	Portfolio turnover rates are calculated at the Fund level (not by individual share class).
The accompanying notes are an integral part of these financial statements.

60

Performance Trust Multisector Bond Fund
Financial Highlights
Institutional Class Shares
Per share data for a share outstanding throughout each year/period

	Year Ended August 31,			Period Ended August 31, 2021(1)
	2024	2023	2022
Net asset value, beginning of year/period	$8.47	$8.72	$10.07	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)	0.52	0.51	0.38	0.39
Net realized and unrealized gain (loss) on investments(3)	0.58	(0.25)	(1.33)	0.01
Total from investment operations	1.10	0.26	(0.95)	0.40
LESS DISTRIBUTIONS PAID:
From net investment income	(0.52)	(0.51)	(0.39)	(0.33)
From net realized gain on investments	—	—	(0.01)	—
Total distributions paid	(0.52)	(0.51)	(0.40)	(0.33)
Paid-in capital from redemption fees (Note 2)	—	—	—	—
Net asset value, end of year/period	$9.05	$8.47	$8.72	$10.07
Total return(4)	13.49%	3.12%	-9.66%	4.06%
SUPPLEMENTAL DATA AND RATIOS:
Net assets at end of year/period (000’s)	$136,141	$89,470	$82,015	$13,025
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before waiver and expense reimbursement(5)	1.03%	1.06%	1.19%	2.47%
After waiver and expense reimbursement(5)	1.01%	0.99%	0.99%	0.99%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before waiver and expense reimbursement(5)	5.98%	5.91%	3.98%	4.34%
After waiver and expense reimbursement(5)	6.00%	5.98%	4.18%	5.82%
Portfolio turnover rate(4)	40.36%	74.40%	59.74%	109.25%

(1)	The inception date for the Fund was December 31, 2020 and investment operations commenced January 4, 2021.
(2)	Per share net investment income was calculated using the average shares outstanding method.
(3)
Realized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

61

Performance Trust Short Term Bond ETF
Financial Highlights
Per share data for a share outstanding throughout each period

Period Ended August 31, 2024(1)
Net asset value, beginning of period	$25.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)	0.58
Net realized and unrealized gain on investments(3)	0.20
Total from investment operations	0.78
LESS DISTRIBUTIONS PAID:
From net investment income	(0.45)
From net realized gain on investments	—
Total distributions paid	(0.45)
Paid-in capital from redemption fees (Note 2)	—
Net asset value, end of period	$25.33
Total return(4)(6)	3.13%
SUPPLEMENTAL DATA AND RATIOS:
Net assets at end of period (000’s)	$12,665
Ratio of expenses to average net assets(5)	0.65%
Ratio of net investment income to average net assets(5)	5.80%
Portfolio turnover rate(4)	13.30%

(1)	The inception date for the Fund was April 8, 2024 and investment operations commenced April 9, 2024.
(2)	Per share net investment income was calculated using the average shares outstanding method.
(3)
Realized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)
Total return represents the rate that investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Total return for a period less than one year is not annualized. Total return represented is total return of Net Asset Value. Total return of the Market Value is 3.24% for the period ended August 31, 2024.

The accompanying notes are an integral part of these financial statements.

62

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2024
1. Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Performance Trust Funds (the “Funds”) are comprised of the Performance Trust Total Return Bond Fund (the “Total Return Bond Fund”) (f/k/a Performance Trust Strategic Bond Fund), the Performance Trust Municipal Bond Fund (the “Municipal Bond Fund”), the Performance Trust Multisector Bond Fund (the “Multisector Bond Fund”) (f/k/a Performance Trust Credit Fund) (collectively, the “Mutual Funds”), and the Performance Trust Short Term Bond ETF (the “Short Term Bond ETF”), each representing a distinct diversified series with its own investment objective and policies within the Trust. The investment objective of the Total Return Bond Fund is to purchase undervalued fixed income assets and achieve investment returns through interest income and potential capital appreciation. The investment objective of the Municipal Bond Fund is to provide a high level of current interest income that is substantially exempt from regular federal income taxes and is consistent with preservation of capital. The investment objective of the Multisector Bond Fund is to achieve long-term investment returns primarily by investing in a portfolio of income producing securities that may have the potential for capital appreciation. The investment objective of the Short Term Bond ETF is to seek total return from income and preservation of capital. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Institutional Class shares of the Total Return Bond Fund commenced investment operations on September 1, 2010. The Class A and Class C shares of the Total Return Bond Fund commenced investment operations on January 2, 2019. The Municipal Bond Fund commenced investment operations on June 30, 2011 and September 28, 2012 for the Institutional Class and Class A shares, respectively. The Institutional Class shares of the Multisector Bond Fund commenced investment operations on January 4, 2021. The Short Term Bond ETF commenced investment operations April 9, 2024. Effective January 2, 2019, the Retail Class shares of the Municipal Bond Fund were redesignated as Class A shares. Class A shares are subject to an initial maximum sales charge of 2.25% imposed at the time of purchase. The sales charge declines as the amount purchased increases in accordance with the Mutual Funds’ current prospectus. Class A shares are subject to a 0.25% Rule 12b-1 distribution and service fee. Class C shares are subject to a 1.00% Rule 12b-1 distribution and service fee. Each class of shares has identical rights and privileges except with respect to distribution fees and voting rights on matters affecting a single class of shares. Costs incurred by the Funds in connection with the organization and the initial public offering of shares were paid by PT Asset Management, LLC (DBA: PTAM) (the “Adviser”), the Funds’ investment adviser. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
A.
Investment Valuation – Each equity security owned by a Fund that is listed on a securities exchange, except securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved independent pricing service (a “Pricing Service”).

Debt securities, such as U.S. government securities, corporate securities, municipal securities, collateralized loan obligations and asset-backed and mortgage-backed securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing

63

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2024(Continued)
Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value. Pricing Services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held, or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.
Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. In the event market quotations are not readily available, such security will be valued at its fair value, discussed below.
If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Adviser will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures.
FASB Accounting Standards Codification, Fair Value Measurements and Disclosures Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –
Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of August 31, 2024:

Performance Trust Total Return Bond Fund

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$1,774,854,242	$—	$1,774,854,242
Corporate Bonds	—	1,370,047,599	—	1,370,047,599
Asset-Backed Securities	—	1,065,395,535	—	1,065,395,535
Non-Agency Commercial Mortgage Backed Securities	—	1,054,234,953	—	1,054,234,953
U.S. Treasury Securities	—	916,214,199	—	916,214,199
Collateralized Loan Obligations	—	487,264,203	—	487,264,203

64

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2024(Continued)

	Level 1	Level 2	Level 3	Total
Non-Agency Residential Mortgage Backed Securities	$—	$454,226,109	$—	$454,226,109
Agency Commercial Mortgage Backed Securities	—	408,796,831	—	408,796,831
U.S. Government Agency Issues	—	184,741,912	—	184,741,912
Agency Residential Mortgage-Backed Securities	—	29,680,896	—	29,680,896
Exchange Traded Funds	1,014,200	—	—	1,014,200
Money Market Funds	98,984,789	—	—	98,984,789
U.S. Treasury Bills	—	178,613,030	—	178,613,030
Total Investments	$99,998,989	$7,924,069,509	$—	$8,024,068,498

Refer to the Schedule of Investments for further disaggregation of investment categories.
Performance Trust Municipal Bond Fund

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$663,609,918	$—	$663,609,918
Agency Commercial Mortgage Backed Securities	—	37,940,615	—	37,940,615
Non-Agency Commercial Mortgage Backed Securities	—	12,911,608	—	12,911,608
Corporate Bonds	—	3,010,334	—	3,010,334
Money Market Funds	30,307,392	—	—	30,307,392
Total Investments	$30,307,392	$717,472,475	$–	$747,779,867

Refer to the Schedule of Investments for further disaggregation of investment categories.
Performance Trust Multisector Bond Fund

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$48,262,218	$—	$48,262,218
Non-Agency Commercial Mortgage Backed Securities	—	27,969,643	—	27,969,643
Collateralized Loan Obligations	—	16,761,244	—	16,761,244
Municipal Bonds	—	9,342,139	—	9,342,139
Non-Agency Residential Mortgage Backed Securities	—	8,746,012	—	8,746,012
U.S. Treasury Securities	—	8,692,609	—	8,692,609
Asset-Backed Securities	—	8,472,872	—	8,472,872
Money Market Funds	6,201,867	—	—	6,201,867
Total Investments	$6,201,867	$128,246,737	$–	$134,448,604

Refer to the Schedule of Investments for further disaggregation of investment categories.

65

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2024(Continued)
Performance Trust Short Term Bond ETF

	Level 1	Level 2	Level 3	Total
Investments:
Collateralized Loan Obligations	$—	$3,101,969	$—	$3,101,969
Asset-Backed Securities	—	2,673,878	—	2,673,878
Non-Agency Commercial Mortgage Backed Securities	—	2,342,977	—	2,342,977
Corporate Bonds	—	978,207	—	978,207
Agency Commercial Mortgage Backed Securities	—	926,980	—	926,980
U.S. Treasury Securities	—	734,078	—	734,078
Non-Agency Residential Mortgage Backed Securities	—	270,978	—	270,978
Municipal Bonds	—	240,512	—	240,512
Money Market Funds	363,400	—	—	363,400
U.S. Treasury Bills	—	1,235,908	—	1,235,908
Total Investments	$363,400	$12,505,487	$—	$12,868,887

Refer to the Schedule of Investments for further disaggregation of investment categories.
The Funds did not hold any Level 3 securities during the year/period ended August 31, 2024.
The Funds did not hold any financial derivative instruments during the year/period ended August 31, 2024.
B.
Short Positions – The Funds may sell a security they do not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense. As collateral for its short positions, the Funds are required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. The segregated assets are valued consistent with Note 2a above. The amount of segregated assets is required to be adjusted daily to reflect changes in the fair value of the securities sold short. As of August 31, 2024, the Funds did not have any open short positions and accordingly did not have securities or cash held as collateral.

C.
Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided. As of and during the year/period ended August 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to uncertain tax benefits as income tax expense in the Statements of Operations. During the year/period ended August 31, 2024, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. taxing authorities for the tax periods prior to the year/period ended August 31, 2021.

D.
Distributions to Shareholders – The Funds will distribute any net investment income monthly. The Funds will distribute any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. Income and capital gain distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Funds. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

66

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2024(Continued)
E.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation – The NAV per share of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The Total Return Bond Fund and the Municipal Bond Fund charged a 2.00% redemption fee on shares redeemed within sixty days of purchase through December 28, 2019. These fees were deducted from the redemption proceeds otherwise payable to the shareholder. Effective December 29, 2019, the Total Return Bond Fund and the Municipal Bond Fund eliminated the redemption fees.

G.
Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of each Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most expenses are allocated by class based on relative net assets. Distribution and service (Rule 12b-1) fees are expensed at 0.25% of average daily net assets of the Class A shares of the Total Return Bond Fund and the Municipal Bond Fund and 0.75% of average daily net assets of the Class C shares of the Total Return Bond Fund. Shareholder servicing fees are expensed at 0.25% of average daily net assets of Class C shares of the Total Return Bond Fund. Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses of the Trust are typically allocated evenly between the funds of the Trust, or by other equitable means.

H.
Other – Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on an identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts, premiums and interest-only strips are accreted or amortized over the expected life of the respective securities using the constant yield method. Gains and losses on principal payments and short-falls of mortgage backed securities (paydown gains and losses) are included as an adjustment to interest income in the Statements of Operations.

3. Federal Tax Matters
The tax character of distributions paid during the year/period ended August 31, 2024, and the year ended August 31, 2023 was as follows:
Performance Trust Total Return Bond Fund

	Year Ended August 31,
	2024	2023
Ordinary Income	$293,211,319	$207,265,830
Tax-Exempt Income	—	—
Long-Term Capital Gain	—	—
Return of Capital	—	—

Performance Trust Municipal Bond Fund

	Year Ended August 31,
	2024	2023
Ordinary Income	$2,924,724	$2,634,721
Tax-Exempt Income	22,540,224	19,670,077
Long-Term Capital Gain	—	—
Return of Capital	—	—

67

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2024(Continued)
Performance Trust Multisector Bond Fund

	Year Ended August 31,
	2024	2023
Ordinary Income	$6,245,595	$5,020,968
Tax-Exempt Income	—	—
Long-Term Capital Gain	—	—
Return of Capital	—	—

Performance Trust Short Term Bond ETF

	Period Ended August 31,
	2024	2023
Ordinary Income	$202,825	N/A
Tax-Exempt Income	—	N/A
Long-Term Capital Gain	—	N/A
Return of Capital	—	N/A

As of August 31, 2024, the components of distributable earnings (accumulated losses) on a tax basis were as follows:
Performance Trust Total Return Bond Fund

Cost basis of investments for federal income tax purposes	$8,246,125,301
Gross tax unrealized appreciation	$178,128,503
Gross tax unrealized depreciation	(400,185,306)
Net tax unrealized depreciation	(222,056,803)
Undistributed ordinary income	18,021,195
Undistributed long-term capital gain	—
Total distributable earnings	18,021,195
Other accumulated losses	(564,711,998)
Total accumulated loss	$(768,747,606)

Performance Trust Municipal Bond Fund

Cost basis of investments for federal income tax purposes	$727,371,165
Gross tax unrealized appreciation	$28,191,935
Gross tax unrealized depreciation	(7,783,233)
Net tax unrealized depreciation	20,408,702
Undistributed ordinary income	1,219,626
Undistributed long-term capital gain	—
Total distributable earnings	1,219,626
Other accumulated losses	(94,607,976)
Total accumulated loss	$(72,979,648)

68

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2024(Continued)
Performance Trust Multisector Bond Fund

Cost basis of investments for federal income tax purposes	$131,566,452
Gross tax unrealized appreciation	$4,644,621
Gross tax unrealized depreciation	(1,762,469)
Net tax unrealized appreciation	2,882,152
Undistributed ordinary income	340,642
Undistributed long-term capital gain	—
Total distributable earnings	340,642
Other accumulated losses	(3,730,846)
Total accumulated loss	$(508,052)

Performance Trust Short Term Bond ETF

Cost basis of investments for federal income tax purposes	$12,748,013
Gross tax unrealized appreciation	$139,829
Gross tax unrealized depreciation	(18,955)
Net tax unrealized appreciation	120,874
Undistributed ordinary income	39,886
Undistributed long-term capital gain	—
Total distributable earnings	39,886
Other accumulated losses	(4,639)
Total accumulated gains	$156,121

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sale and amortization adjustments.
At August 31, 2024, the Funds had capital loss carryovers as follows:

	Short Term	Long Term
Total Return Bond Fund	$212,029,822	$352,682,156
Municipal Bond Fund	46,273,069	48,334,907
Multisector Bond Fund	1,246,008	2,484,838
Short Term Bond ETF	4,639	—

During fiscal year ended August 31, 2024 the Multisector Bond Fund utilized capital losses of $187,062.
GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the year/period ended August 31, 2024, the following reclassifications were made for permanent tax differences on the Statements of Assets and Liabilities:

	Total Distributable Earnings	Paid-in capital
Total Return Bond Fund	$ —	$ —
Municipal Bond Fund	—	—
Multisector Bond Fund	—	—
Short Term Bond ETF	—	—

69

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2024(Continued)
4. Investment Adviser
The Trust has an Investment Advisory Agreement (the “Mutual Funds Agreement”) with the Adviser to furnish investment advisory services to the Mutual Funds. Under the terms of the Agreement, the Mutual Funds compensate the Adviser for its management services at the annual rate of 0.60% for the Total Return Bond Fund, 0.40% for the Municipal Bond Fund and 0.80% for the Multisector Bond Fund of the respective Fund’s average daily net assets.
The Adviser has contractually agreed to waive its management fee and/or reimburse Fund expenses at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the total annual Fund operating expenses (exclusive of front-end or contingent deferred sales loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by a Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest expense on short positions, acquired fund fees and expenses and extraordinary expenses such as litigation) do not exceed 0.95%, 0.55%, and 0.99% (the “Expense Limitation Cap”) of the average daily net assets of the Total Return Bond Fund, Municipal Bond Fund, and Multisector Bond Fund, respectively. The Expense Limitation Cap is in place at least through December 29, 2025 for each Fund. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recover amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period do not exceed the lesser of: (1) the Expense Limitation Cap in place at the time of the waiver and/or reimbursement; or (2) the Expense Limitation Cap in place at the time of recovery; provided, however, that the Adviser shall only be entitled to recover such amounts for a period of up to three years from the date such amount was waived or reimbursed.
The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring by:

	Total Return Bond Fund	Municipal Bond Fund	Multisector Bond Fund
August 31, 2025	$ —	$ —	$ 81,663
August 31, 2026	$—	$—	$57,546
August 31, 2027	$—	$—	$26,576

In addition, the Trust, on behalf of the Short Term Bond ETF, has entered into an investment advisory agreement (the “ETF Agreement”) with the Adviser to furnish investment advisory services to the Short Term Bond ETF. Pursuant to the ETF Agreement, the Short Term Bond ETF pays a unitary management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.65% of the Short Term Bond ETF’s average daily net assets. The Adviser has agreed to pay all expenses of the Short Term Bond ETF except the unitary management fee paid to the Adviser under the ETF Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Short Term Bond ETF under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
5. Distribution Agreement
Foreside Fund Services, LLC (the “Distributor”) serves as the Mutual Funds’ distributor pursuant to a Distribution Agreement and the Short Term Bond ETF’s distributor pursuant to an ETF Distribution Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Short Term Bond ETF. With respect to the Short Term Bond ETF, the Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
6. Distribution and Shareholder Servicing Plan
The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) on behalf of the Total Return Bond Fund and the Municipal Bond Fund, which authorizes the Funds to pay a distribution fee of 0.25% of each Fund’s average daily net assets of Class A shares and 0.75% of the Total Return Bond Fund’s average daily net assets for Class C shares, for services to prospective Fund shareholders and distribution of Fund shares, and 0.25% of the Total

70

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2024(Continued)
Return Bond Fund’s average daily net assets of Class C shares for shareholder servicing, as applicable. During the year ended August 31, 2024, the Funds accrued expenses pursuant to the 12b-1 Plan as follows:

	12b-1 Fees	Shareholder Servicing Fees
Total Return Bond Fund
Class A	$78,658	N/A
Class C	$343,407	$114,469
Municipal Bond Fund
Class A	$77,765	N/A

7. Related Party Transactions
U.S. Bancorp Fund Services, LLC (doing business as U.S. Bank Global Fund Services (“Fund Services”)) acts as the Funds’ administrator and fund accountant under a Fund Administration Servicing Agreement and Fund Accounting Servicing Agreement, respectively. Fund Services performs various administrative and accounting services including: preparing various federal and state regulatory filings, reports and returns for the Funds; preparing reports and materials to be supplied to the Trustees; monitoring the activities of the Funds’ custodian, transfer agent and accountants; coordinating the preparation and payment of the Funds’ expenses; and reviewing the Funds’ expense accruals. Fund Services also serves as the transfer agent to the Funds. U.S. Bank, N.A. (“US Bank”), an affiliate of Fund Services, serves as each Fund’s custodian. The Trust’s Chief Compliance Officer is also an employee of Fund Services. Under the terms of the ETF Agreement, the Adviser pays the Short Term Bond ETF’s administrative, custody, transfer agency, accounting and Chief Compliance Officer fees. Fees incurred by the Mutual Funds for the year ended August 31, 2024, and owed as of August 31, 2024:

Administration and Accounting	Incurred	Owed
Total Return Bond Fund	$2,601,023	$500,134
Municipal Bond Fund	292,935	52,901
Multisector Bond Fund	77,620	14,789

Transfer Agency	Incurred	Owed
Total Return Bond Fund	$1,025,135(1)	$194,690
Municipal Bond Fund	105,144	18,878
Multisector Bond Fund	25,022	4,501

(1)	This amount does not include sub-transfer agency fees.

Custody	Incurred	Owed
Total Return Bond Fund	$327,847	$65,693
Municipal Bond Fund	34,422	6,622
Multisector Bond Fund	6,077	1,053

Chief Compliance Officer	Incurred	Owed
Total Return Bond Fund	$11,667	$1,946
Municipal Bond Fund	11,667	1,946
Multisector Bond Fund	11,667	1,945

The Mutual Funds each have a line of credit with US Bank (see Note 13).
Certain officers of the Funds are also employees of Fund Services. A Trustee of the Trust is affiliated with Fund Services and US Bank.

71

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2024(Continued)
8. Transactions with Affiliates
The following is a summary of transactions during the year ended August 31, 2024 in which the issuer was an affiliate of the Total Return Bond Fund as defined in Section (2)(a)(3) of the 1940 Act.

Security Name	Share Balance 8/31/24	Fair Value at 9/1/2023	Purchases	Sales	Realized Gain (Loss)(1)	Change in Unrealized Appreciation	Fair Value at 8/31/24	Dividend income(1)
Performance Trust Short Term Bond ETF	40,000	$ —	$1,011,600	$ —	$ —	$2,600	$1,014,200	$ —

(1)	Dividend income and realized gain amounts are reported for the period in which the security was deemed an affiliate.
The Total Return Bond Fund is not paying the advisory fees attributable to its investment in shares of the Short Term Bond ETF as the Adviser is paid an advisory fee from the Short Term Bond ETF.
9. Capital Share Transactions
Transactions in shares of the Funds were as follows:
Total Return Bond Fund – Institutional Class

	Year Ended August 31,
	2024	2023
Shares sold	183,406,541	131,375,592
Shares issued to holders in reinvestment of distributions	13,008,865	9,309,147
Shares redeemed	(97,636,980)	(117,749,091)
Net increase	98,778,426	22,935,648

Total Return Bond Fund – Class A

	Year Ended August 31,
	2024	2023
Shares sold	1,013,823	755,662
Shares issued to holders in reinvestment of distributions	65,410	55,229
Shares redeemed	(692,395)	(924,350)
Net increase (decrease)	386,838	(113,459)

Total Return Bond Fund – Class C

	Year Ended August 31,
	2024	2023
Shares sold	929,405	353,323
Shares issued to holders in reinvestment of distributions	82,114	64,024
Shares redeemed	(636,173)	(594,892)
Net increase (decrease)	375,346	(177,545)

72

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2024(Continued)
Municipal Bond Fund – Institutional Class

	Year Ended August 31,
	2024	2023
Shares sold	14,756,272	14,508,691
Shares issued to holders in reinvestment of distributions	951,165	835,569
Shares redeemed	(11,865,084)	(18,249,919)
Net increase (decrease)	3,842,353	(2,905,659)

Municipal Bond Fund – Class A

	Year Ended August 31,
	2024	2023
Shares sold	768,198	676,462
Shares issued to holders in reinvestment of distributions	45,732	52,486
Shares redeemed	(1,521,594)	(1,182,877)
Net decrease	(707,664)	(453,929)

Multisector Bond Fund – Institutional Class

	Year Ended August 31,
	2024	2023
Shares sold	5,806,759	4,853,465
Shares issued to holders in reinvestment of distributions	706,606	583,958
Shares redeemed	(2,031,483)	(4,275,220)
Net increase	4,481,882	1,162,203

Short Term Bond ETF

	Period Ended August 31,
	2024	2023
Shares sold	500,000	N/A
Shares issued to holders in reinvestment of distributions	—	N/A
Shares redeemed	—	N/A
Net increase	500,000	N/A

10. Creation and Redemption Transactions
Shares of the Short Term Bond ETF are listed and traded on the Cboe BZX Exchange, Inc. (the “Exchange”). The Short Term Bond ETF issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in-kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of the Short Term Bond ETF will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places.
Only “Authorized Participants” may purchase or redeem shares directly from the Short Term Bond ETF. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous

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NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2024(Continued)
Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Short Term Bond ETF. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
Creation Unit Transaction Fee – Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee for the Short Term Bond ETF is $500. An additional variable fee of up to a maximum of 3% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial purchase of Creation Units. The Short Term Bond ETF may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.
A creation unit will generally not be issued until the transfer of good title of the deposit securities to the Short Term Bond ETF and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Short Term Bond ETF will be issued to such authorized participant notwithstanding the fact that the Short Term Bond ETF’s deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Short Term Bond ETF or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Short Term Bond ETF for losses, if any.
11. Investment Transactions
The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the year/period ended August 31, 2024, are summarized below.

	Total Return Bond Fund	Municipal Bond Fund	Multisector Bond Fund	Short Term Bond ETF
Purchases
U.S Government	$1,049,917,318	$—	$6,559,807	$1,070,146
Other	3,011,874,897	424,530,010	69,167,327	11,360,679
Sales
U.S Government	$566,369,734	$—	$5,634,901	$380,500
Other	1,604,598,042	362,610,411	35,620,274	838,922

12. Beneficial Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. At August 31, 2024, Morgan Stanley Smith Barney, LLC and Raymond James, for the benefit of its customers, held 47.64% and 27.53%, respectively, of the Total Return Bond Fund’s outstanding Class A shares. At August 31, 2024, Morgan Stanley Smith Barney, LLC and Raymond James, for the benefit of its customers, held 53.64% and 27.71%, respectively, of the Total Return Bond Fund’s outstanding Class C shares. At August 31, 2024, Charles Schwab & Company, Inc., for the benefit of its customers, held 31.17% of the Total Return Bond Fund’s outstanding Institutional Class shares. At August 31, 2024, Charles Schwab & Company, Inc., and Raymond James, for the benefit of its customers, held 34.32% and 25.25%, respectively, of the Municipal Bond Fund’s outstanding Class A shares. At August 31, 2024, Charles Schwab & Company, Inc., for the benefit of its customers, held 27.96% of the Municipal Bond Fund’s outstanding Institutional Class shares. At August 31, 2024, Charles Schwab & Company, Inc., for the benefit of its customers, held 67.10% of the Multisector Bond Fund’s outstanding Institutional Class shares.

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NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2024(Continued)
13. Line of Credit
At August 31, 2024, the Total Return Bond Fund, Municipal Bond Fund and Multisector Bond Fund each had an unsecured line of credit which matures on August 2, 2025 with a maximum borrowing equal to the lesser of $250,000,000, $35,000,000 and $11,000,000, respectively, or 20%, 33.33% and 20% respectively, of gross market value of unencumbered assets of each Fund. These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, US Bank. Interest was scheduled to be incurred at the bank’s prime rate (8.50% as of August 31, 2024). The Funds did not utilize their lines of credit during the year ended August 31, 2024. The Funds did not have any outstanding balances on the lines of credit at August 31, 2024.
14. Principal Risks of the Funds
As with all investment companies, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to its principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective as applicable. A description of the principal risks of each Fund is included in the applicable prospectus under the heading “Principal Risks”.
15. Recent Market Events
U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine and, significant conflict between Israel and Hamas in the Middle East. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Funds.
16. Subsequent Events
On September 13, 2024, the Funds declared and paid distributions from ordinary income to shareholders of record as of September 16, 2024, as follows:

Ordinary Income
Short Term Bond ETF	$66,461

On September 15, 2024, the Funds declared and paid distributions from ordinary income to shareholders of record as of September 13, 2024, as follows:

Ordinary Income
Total Return Bond Fund
Institutional Class	$32,482,064
Class A	151,194
Class C	186,395
Municipal Bond Fund
Institutional Class	$2,138,427
Class A	57,796
Multisector Bond Fund
Institutional Class	$609,813

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PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2024(Continued)
On October 17, 2024, the Funds declared and paid distributions from ordinary income to shareholders of record as of October 16, 2024, as follows:

Ordinary Income
Short Term Bond ETF	$73,532

On October 15, 2024, the Funds declared and paid distributions from ordinary income to shareholders of record as of October 11, 2024, as follows:

Ordinary Income
Total Return Bond Fund
Institutional Class	$31,084,042
Class A	144,482
Class C	156,234
Municipal Bond Fund
Institutional Class	$2,085,779
Class A	50,951
Multisector Bond Fund
Institutional Class	$609,902

The Funds have evaluated events and transactions that have occurred subsequent to August 31, 2024, through the date the financial statements were issued and determined there were no other subsequent events that would require disclosure in the financial statements.

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PERFORMANCE TRUST FUNDS
Report of Independent Registered Public Accounting Firm
To the Shareholders of Performance Trust Funds and
Board of Trustees of Trust for Professional Managers
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Performance Trust Funds comprising the funds listed below (the “Funds”), each a series of Trust for Professional Managers as of August 31, 2024, the related statements of operations and changes in net assets, the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Performance Trust Total Return Bond Fund (formerly Performance Trust Strategic Bond Fund) and Performance Trust Municipal Bond Fund	For the year ended August 31, 2024	For the years ended August 31, 2024 and 2023	For the years ended August 31, 2024, 2023, 2022, 2021, and 2020
Performance Trust Multisector Bond Fund (formerly Performance Trust Credit Fund)	For the year ended August 31, 2024	For the years ended August 31, 2024 and 2023	For the years ended August 31, 2024, 2023, 2022, and for the period from January 4, 2021 (commencement of operations) through August 31, 2021
Performance Trust Short Term Bond ETF	For the period from April 9, 2024 (commencement of operations) through August 31, 2024

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2011.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
October 29, 2024

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PERFORMANCE TRUST MUTUAL FUNDS
Investment Advisory Agreement (Unaudited)
BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT
The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 15, 2024 to consider the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the Performance Trust Municipal Bond Fund, the Performance Trust Total Return Bond Fund and the Performance Trust Multisector Bond Fund (each, a “Fund,” and together, the “Funds”), each a series of the Trust, and PT Asset Management, LLC, the Funds’ investment adviser (the “Adviser”). The Trustees also met at a prior meeting held on June 20, 2024 (the “June 20, 2024 meeting”) to review materials related to the renewal of the Agreement. Prior to these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the Funds’ performance, as well as the management fees and other expenses of the Funds, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Funds by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, biographical information of the Adviser’s key management and compliance personnel, comparative fee information for the Funds and a summary detailing key provisions of the Adviser’s written compliance program, including its code of ethics) and other pertinent information. The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fee and other expense information. Based on their evaluation of the information provided by the Adviser, in conjunction with the Funds’ other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional one-year term ending August 31, 2025.
DISCUSSION OF FACTORS CONSIDERED
In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.
1. NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUNDS
The Trustees considered the nature, extent and quality of services provided by the Adviser to the Funds and the amount of time devoted to the Funds’ operations by the Adviser’s staff. The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Funds, including the investment strategies implemented by the Adviser, as well as the qualifications, experience and responsibilities of G. Michael Plaiss, co-portfolio manager for each of the Funds, Anthony J. Harris, co-portfolio manager for each of the Funds, Mark Peiler, co-portfolio manager for the Performance Trust Total Return Bond Fund and Performance Trust Municipal Bond Fund, and Lars Anderson, co-portfolio manager for the Performance Trust Total Return Bond Fund and Performance Trust Multisector Bond Fund, and Michael Isroff, co-portfolio manager for the Performance Trust Total Return Bond Fund and Performance Trust Multisector Bond Fund, and other key personnel at the Adviser involved in the day-to-day activities of the Funds. The Trustees reviewed information provided by the Adviser in a due diligence questionnaire, including the structure of the Adviser’s compliance program and its continuing commitment to the Funds. The Trustees noted that during the course of the prior year the Adviser had participated in a Trust board meeting to discuss the Funds’ performance and outlook, along with the compliance efforts made by the Adviser, including reports provided by the Adviser in its role as the Funds’ valuation designee. The Trustees also noted any services that extended beyond portfolio management, and they considered the brokerage practices of the Adviser. The Trustees discussed the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Adviser’s compliance program. The Trustees also considered the Adviser’s overall financial condition, as well as the implementation and operational effectiveness of the Adviser’s business continuity plan. The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided to the Funds, as well as the Adviser’s compliance program, were satisfactory and reliable.

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PERFORMANCE TRUST MUTUAL FUNDS
Investment Advisory Agreement (Unaudited)(Continued)
2. INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER
The Trustees discussed the performance of each Fund’s Institutional Class shares for the quarter, one-year, three-year, five-year, ten-year and since inception periods ended March 31, 2024, as applicable. In assessing the quality of the portfolio management services delivered by the Adviser, the Trustees also compared the short-term and longer-term performance of the Funds on both an absolute basis and in comparison to a benchmark index (the Bloomberg U.S. Aggregate Bond Index for both the Performance Trust Total Return Bond Fund and Performance Trust Multisector Bond Fund, and the Bloomberg Municipal Bond Index for the Performance Trust Municipal Bond Fund) and in comparison to a peer group of funds as constructed using publicly-available data provided by Morningstar, Inc. and presented by Barrington Financial Group, LLC d/b/a Barrington Partners, an independent third-party benchmarking firm, through its cohort selection process (a peer group of U.S. open-end intermediate core-plus bond and intermediate core bond funds for the Performance Trust Total Return Bond Fund, a peer group of U.S. open-end multisector bond and non-traditional bond funds for the Performance Trust Multisector Bond Fund, and a peer group of U.S. open-end municipal national intermediate-term bond and municipal national long-term bond funds for the Performance Trust Municipal Bond Fund) (each, a “Barrington Cohort”). The Trustees noted the Adviser’s representation that it does not calculate composite performance for its separately-managed accounts and as such the Adviser could not provide composite performance information for those accounts.
The Trustees noted that for each of the one-year, three-year, five-year and ten-year periods ended March 31, 2024, the performance of the Institutional Class shares of the Performance Trust Total Return Bond Fund was above the Barrington Cohort average. The Trustees noted that for the quarter, one-year, three-year, five-year and ten-year and since inception periods ended March 31, 2024, the Performance Trust Total Return Bond Fund’s Institutional Class shares had outperformed the Bloomberg U.S. Aggregate Bond Index.
The Trustees noted that for each of the one-year, three-year, five-year and ten-year periods ended March 31, 2024, the performance of the Institutional Class shares of the Performance Trust Municipal Bond Fund was above the Barrington Cohort average. The Trustees noted that for the quarter, one-year, five-year, ten-year and since inception periods ended March 31, 2024, the Institutional Class shares of the Performance Trust Municipal Bond Fund had outperformed the Bloomberg Municipal Bond Index. The Trustees then noted that for the three-year period ended March 31, 2024 the Performance Trust Municipal Bond Fund Institutional Class shares had underperformed the Bloomberg Municipal Bond Index.
The Trustees noted the performance of the Institutional Class shares of the Performance Trust Multisector Bond Fund’s performance for the one-year and three-year periods ended March 31, 2024 was above the Barrington Cohort average. The Trustees noted that for the quarter, one-year, three-year and since inception periods ended March 31, 2024, the Performance Trust Multisector Bond Fund’s Institutional Class shares had outperformed the Bloomberg U.S. Aggregate Bond Index.
After considering all of the information, the Trustees concluded that the performance obtained by the Adviser for each Fund was satisfactory under current market conditions. Although past performance is not a guarantee or indication of future results, the Trustees determined that each Fund and its shareholders were likely to benefit from the Adviser’s continued management.
3. COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER
The Trustees considered the cost of services and the structure of the Adviser’s fees, including a review of the expense analyses and other pertinent material with respect to the Funds. The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses and Barrington Cohort comparisons. The Trustees considered the cost structure of each Fund relative to its Barrington Cohort, the Adviser’s separately-managed accounts, as well as any fee waivers and expense reimbursements of the Adviser.
The Trustees also considered the overall profitability of the Adviser and reviewed the Adviser’s financial information and noted that the Adviser continues to the subsidize the Performance Trust Multisector Bond Fund’s operations. The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Advisory Agreement, as well as the Funds’ brokerage practices. These considerations were based on

79

PERFORMANCE TRUST MUTUAL FUNDS
Investment Advisory Agreement (Unaudited)(Continued)
materials requested by the Trustees and the Funds’ administrator specifically for the June 20, 2024 meeting and the August 15, 2024 meeting at which the Advisory Agreement was formally considered, as well as the reports prepared by the Adviser over the course of the year.
The Trustees noted that the Performance Trust Total Return Bond Fund’s contractual management fee of 0.60% was above the Barrington Cohort average of 0.38%. The Trustees noted that the Performance Trust Total Return Bond Fund was operating below its expense cap of 0.95%. The Trustees observed that the Performance Trust Total Return Bond Fund’s total expense ratio of 0.76% for Institutional Class shares was above the Barrington Cohort average of 0.49%.
The Trustees noted that the Performance Trust Municipal Bond Fund’s contractual management fee of 0.40% was above the Barrington Cohort average of 0.39%. The Trustees noted that the Performance Trust Municipal Bond Fund was operating below its expense cap of 0.55%. The Trustees observed that the Performance Trust Municipal Bond Fund’s total expense ratio of 0.49% for Institutional Class shares was below the Barrington Cohort average of 0.52%. The Trustees also compared the fees paid by the Performance Trust Municipal Bond Fund to the fees paid by separately-managed accounts of the Adviser.
The Trustees noted that the Performance Trust Multisector Bond Fund’s contractual management fee of 0.80% was above the Barrington Cohort average of 0.59%. The Trustees noted that the Performance Trust Multisector Bond Fund was operating above its expense cap of 0.99%. The Trustees observed that the Performance Trust Multisector Bond Fund’s total expense ratio (net of fee waivers and expense reimbursements) of 0.99% for Institutional Class shares was above the Barrington Cohort average of 0.76%.
The Trustees concluded that each Fund’s expenses and the management fees paid to the Adviser were fair and reasonable in light of the comparative performance, expense and management fee information. The Trustees further concluded, based on a profitability analysis prepared by the Adviser, that the Adviser’s profits from sponsoring the Performance Trust Strategic Bond Fund and Performance Trust Multisector Bond Fund were not excessive, and while the Performance Trust Municipal Bond Fund was not yet profitable to the Adviser, the Adviser maintained adequate profit levels to support the services to each Fund from the revenues of its overall investment advisory business, despite subsidizing the operations of the Performance Trust Multisector Bond Fund.
4. EXTENT OF ECONOMIES OF SCALE AS THE FUNDS GROW
The Trustees compared each Fund’s expenses relative to its peer group and discussed realized and potential economies of scale. The Trustees also reviewed the structure of each Fund’s management fee and whether each Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders). The Trustees reviewed all fee waivers, expense reimbursements and potential recoupments by the Adviser with respect to the Performance Trust Multisector Bond Fund. The Trustees noted that the Funds’ management fee structures did not contain any breakpoint reductions as the Funds’ assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis. With respect to the Adviser’s fee structures, the Trustees concluded that the current fee structures were reasonable and reflected a sharing of economies of scale between the Adviser and each Fund at the Fund’s current asset level.
5. BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUNDS
The Trustees considered the direct and indirect benefits that could be received by the Adviser from its association with the Funds. The Trustees examined the brokerage practices of the Adviser with respect to the Funds. The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition and increased ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Funds.
CONCLUSIONS
The Trustees considered all of the foregoing factors. In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of each Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the continuation of the Advisory Agreement for an additional one-year term ending August 31, 2025 as being in the best interests of each Fund and its shareholders.

80

PERFORMANCE TRUST SHORT TERM BOND ETF
Investment Advisory Agreement (Unaudited)
BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT
The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on January 18, 2024 to consider the initial approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Performance Trust Short Term Bond ETF (the “PTAM ETF” or the “Fund”), a series of the Trust, and PT Asset Management, LLC (“PTAM”), the PTAM ETF’s investment adviser (the “Adviser”). In advance of the meeting, the Trustees requested and received materials to assist them in considering the approval of the Advisory Agreement, including a memorandum provided by the PTAM ETF’s legal counsel, which outlined the Trustees’ responsibilities in considering the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, detailed comparative information relating to the PTAM ETF’s performance, as well as the management fees and other expenses of the PTAM ETF, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the PTAM ETF by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, biographical information of the Adviser’s key management and compliance personnel, comparative fee information for the PTAM ETF and a summary detailing key provisions of the Adviser’s written compliance program, including its code of ethics) and other pertinent information. In considering approval of the Advisory Agreement, the Trustees also reviewed the Trust’s post-effective amendment to its Form N-1A registration statement, including the prospectus and statement of additional information included therein, relating to the initial registration of the PTAM ETF.
Based on its evaluation of information provided by the Adviser, in conjunction with the PTAM ETF’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Advisory Agreement for an initial term ending two years following the PTAM ETF’s commencement of operations pursuant to an effective registration statement.
1. NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED TO THE FUND
The Trustees considered the nature, extent and quality of services to be provided by the Adviser to the PTAM ETF and the amount of time to be devoted by the Adviser’s staff to the PTAM ETF’s operations. The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the PTAM ETF, as well as the qualifications, experience and responsibilities of G. Michael Plaiss, Anthony J. Harris, Mark Peiler, Lars Anderson, and Michael Isroff, who will serve as co-portfolio managers for the PTAM ETF and other key personnel at the Adviser involved in the day-to-day activities of the PTAM ETF. The Trustees reviewed information provided by the Adviser in a due diligence questionnaire, including the structure of the Adviser’s compliance program and discussed the Adviser’s commitment to the growth of assets for the PTAM ETF. The Trustees also noted any services that extended beyond portfolio management, and they considered the overall capability of the Adviser. The Trustees discussed the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Adviser’s compliance program with respect to other series of the Trust managed by the Adviser. The Trustees also considered the Adviser’s overall financial condition, as well as the implementation and operational effectiveness of the Adviser’s business continuity plan. The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided to the PTAM ETF, as well as the Adviser’s compliance program, were satisfactory and reliable.
2. INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER
The Trustees noted that the PTAM ETF had not yet commenced operations and, therefore, that performance of the PTAM ETF was not a relevant factor for consideration. In assessing the portfolio management services to be provided by the Adviser, the Trustees considered the investment management experience of Messrs. Plaiss, Harris, Peiler, Anderson, and Isroff, who will serve as co-portfolio managers for the PTAM ETF. The Trustees noted that the Adviser did not manage any other accounts with the same or similar investment strategies as the PTAM ETF. After considering all of the information, the Trustees determined that the PTAM ETF and its shareholders were likely to benefit from the Adviser’s management.

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PERFORMANCE TRUST SHORT TERM BOND ETF
Investment Advisory Agreement (Unaudited)(Continued)
3. COSTS OF SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER
The Trustees considered the cost of services and the structure of the Adviser’s proposed management fee, including a review of the expense analyses and other pertinent material with respect to the PTAM ETF. The Trustees took into consideration that the management fee was a “unitary management fee” whereby the Adviser agrees to pay all expenses incurred by the PTAM ETF, except the unitary management fee payable to the Adviser and certain other costs of the PTAM ETF, specifically interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses and any Rule 12b-1 plan fees. The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selection. The Trustees also considered the cost structure of the PTAM ETF relative to a peer group of funds as constructed using publicly-available data provided by Morningstar, Inc. and presented by Barrington Financial Group, LLC d/b/a Barrington Partners, an independent third-party benchmarking firm, through its cohort selection process (a peer group of U.S. short-term bond exchange-traded funds) (the “Barrington Cohort”)).
The Trustees noted that the PTAM ETF’s proposed contractual management fee of 0.65% was above the Barrington Cohort average of 0.29%. The Trustees further noted that the PTAM ETF’s proposed unitary fee structure will limit the Fund’s total annual fund operating expenses to 0.66% (which includes estimated acquired fund fees and expenses of 0.01%) of the PTAM ETF’s average annual assets and was higher than the Barrington Cohort average of 0.28%. The Trustees noted that PTAM had provided additional supplemental materials to support the reasonableness of the proposed unitary management fee.
The Trustees also considered the overall profitability that may result from the Adviser’s management of the PTAM ETF and reviewed the Adviser’s financial information. The Trustees also examined the level of profits that could be realized by the Adviser from the fees payable under the Advisory Agreement anticipated by the Adviser.
The Trustees concluded that the estimated expenses and the proposed unitary management fee to be paid to the Adviser was fair and reasonable in light of the comparative expense and management fee information and the investment management services to be provided to the PTAM ETF by the Adviser. The Trustees further concluded, based on a pro forma profitability analysis prepared by the Adviser, that the Adviser did not anticipate that the PTAM ETF would be profitable to the Adviser during the first twelve months of operation, but the Adviser maintained adequate profit levels to support its services to the PTAM ETF.
4. EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS
The Trustees compared the PTAM ETF’s estimated expenses relative to its Barrington Cohort and discussed economies of scale. With respect to the PTAM ETF, the Trustees noted that the PTAM ETF’s proposed unitary management fee structure did not contain any breakpoint reductions as the PTAM ETF’s assets grow in size, but that the feasibility of incorporating breakpoints would be reviewed on a regular basis. With respect to the Adviser’s fee structure, the Trustees concluded that the potential economies of scale with respect to the PTAM ETF was acceptable.
5. BENEFITS TO BE DERIVED FROM THE RELATIONSHIP WITH THE FUND
The Trustees considered the direct and indirect benefits that could be realized by the Adviser from its association with the PTAM ETF. The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the PTAM ETF.
CONCLUSIONS
The Trustees considered all of the foregoing factors. In considering the approval of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the PTAM ETF’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the proposed Advisory Agreement for an initial two-year term as being in the best interests of the PTAM ETF and its shareholders.

82

PERFORMANCE TRUST FUNDS
Additional Information
(Unaudited)
Tax Information
For the year ended August 31, 2024, taxable ordinary income distributions are designed as short-term capital gain distributions under Section 871(k)(2)(c) of the Code for the Funds as follows:

Total Return Bond Fund	0.00%
Municipal Bond Fund	0.00%
Multisector Bond Fund	0.00%
Short Term Bond ETF	0.00%

83

Investment Adviser
PT Asset Management, LLC
500 West Madison, Suite 470
Chicago, IL 60661
888.282.3220
www.PTAM.com
Fund Administrator, Transfer Agent,
and Fund Accountant
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
Custodian
U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212
Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202
Independent Registered
Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
Distributor
Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
The Performance Trust Funds are distributed by Foreside Fund Services, LLC

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a) for compensation information related to the Performance Trust mutual funds. For the Performance Trust Short Term Bond ETF, all fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed November 7, 2011.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant's securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant's independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)*	/s/ John Buckel
John Buckel, Principal Executive Officer

Date	October 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John Buckel
John Buckel, Principal Executive Officer

Date	October 29, 2024

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Financial Officer

Date	October 29, 2024

* Print the name and title of each signing officer under his or her signature.